UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7839

                               CONSECO FUND GROUP
               (Exact name of registrant as specified in charter)

                          11825 N. Pennsylvania Street
                                Carmel, IN  46032
               (Address of principal executive offices) (Zip code)

                             William P. Kovacs, Esq.
                          11825 N. Pennsylvania Street
                                Carmel, IN  46032
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-817-6422

                  Date of fiscal year end:   December 31, 2003
                  Date of reporting period:  December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

                              CONSECO FUND GROUP.
                               2003 ANNUAL REPORT

                                December 31, 2003

Conseco  Science  &  Technology  Fund
Conseco  20  Fund
Conseco  Equity  Fund
Conseco  Large-Cap  Fund
Conseco  Balanced  Fund
Conseco  Convertible  Securities  Fund
Conseco  High  Yield  Fund
Conseco  Fixed  Income  Fund

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Investing  in  step  with  your  life.



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

Table of Contents

Statements of Assets and Liabilities   2

Statements of Operations . . . . . .   4

Statements of Changes in Net Assets.   6

CONSECO SCIENCE & TECHNOLOGY FUND
Portfolio Manager's Review . . . . .  14
Schedule of Investments. . . . . . .  16

CONSECO 20 FUND
Portfolio Manager's Review . . . . .  17
Schedule of Investments. . . . . . .  19

CONSECO EQUITY FUND
Portfolio Manager's Review . . . . .  20
Schedule of Investments. . . . . . .  22

CONSECO LARGE-CAP FUND
Portfolio Manager's Review . . . . .  25
Schedule of Investments. . . . . . .  27

CONSECO BALANCED FUND
Portfolio Managers' Review . . . . .  29
Schedule of Investments. . . . . . .  31

CONSECO CONVERTIBLE SECURITIES FUND
Portfolio Managers' Review . . . . .  35
Schedule of Investments. . . . . . .  37

CONSECO HIGH YIELD FUND
Portfolio Managers' Review . . . . .  40
Schedule of Investments. . . . . . .  42

CONSECO FIXED INCOME FUND
Portfolio Managers' Review . . . . .  46
Schedule of Investments. . . . . . .  48

Notes to Financial Statements. . . .  53

Financial Highlights . . . . . . . .  58

Report of Independent Auditors . . .  67

Board of Trustees. . . . . . . . . .  68

     THIS REPORT IS FOR THE INFORMATION OF CONSECO FUND GROUP SHAREHOLDERS.
     IT IS AUTHORIZED FOR DISTRIBUTION TO OTHER PERSONS ONLY WHEN PRECEDED, OR ACCOMPANIED BY, A CURRENT PROSPECTUS THAT CONTAINS MORE COMPLETE INFORMATION,
                         INCLUDING CHARGES AND EXPENSES.

i
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

STATEMENTS  OF  ASSETS  AND  LIABILITIES
--------------------------------------------------------------------------------
December  31,  2003

                                                    CONSECO SCIENCE &      CONSECO         CONSECO         CONSECO
                                                     TECHNOLOGY FUND       20 FUND       EQUITY FUND    LARGE-CAP FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities at cost . . . . . . . .  $        2,795,612   $  98,840,239   $ 92,765,157   $     3,863,065
-----------------------------------------------------------------------------------------------------------------------
Investments in securities at value (Note 2)
(Including repurchase agreements of $145,600,
534,402, $2,114,348, $9,900, respectively) . . .   $        3,738,896   $  59,298,088   $113,605,072   $     4,380,382
Interest and dividends receivable . . . . . . . .                  89          21,033        127,660             4,208
Receivable for securities sold  . . . . . . . . .                   -         555,714        101,736           148,003
Receivable for shares sold. . . . . . . . . . . .                   -          10,316         45,047            18,267
Receivable from Conseco, Inc. subsidiaries. . . .               2,295               -              -                 -
Cash. . . . . . . . . . . . . . . . . . . . . . .               4,366               -              -                 -
Prepaid assets. . . . . . . . . . . . . . . . . .               4,292          21,563         25,181             5,478
-----------------------------------------------------------------------------------------------------------------------
Total assets. . . . . . . . . . . . . . . . . . .           3,749,938      59,906,714    113,904,696         4,556,338
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . .                   -         147,097        161,770             3,460
Accrued expenses. . . . . . . . . . . . . . . . .              17,028          55,507         68,200            18,132
Payable to custodian. . . . . . . . . . . . . . .                   -             119          1,626               760
Payable for shares redeemed . . . . . . . . . . .              22,886         238,726        379,629            35,730
Payable upon return of securities on loan . . . .             145,600       3,541,744      4,869,056             9,900
Payable for securities purchased. . . . . . . . .                   -               -        830,008                 -
-----------------------------------------------------------------------------------------------------------------------
Total liabilities . . . . . . . . . . . . . . . .             185,514       3,983,193      6,310,289            67,982
-----------------------------------------------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . .  $        3,564,424   $  55,923,521   $107,594,407   $     4,488,356
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . .  $       50,915,028   $ 295,759,500   $134,560,812   $    20,662,385
Accumulated undistributed net investment
income (loss) . . . . . . . . . . . . . . . . . .                   -               -              -                 -
Accumulated undistributed net realized
losses on investments . . . . . . . . . . . . . .         (48,293,888)   (200,293,828)   (47,806,320)      (16,691,346)
Net unrealized appreciation (depreciation)
on investments. . . . . . . . . . . . . . . . . .             943,284     (39,542,151)    20,839,915           517,317
-----------------------------------------------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . .  $        3,564,424   $  55,923,521   $107,594,407   $     4,488,356
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares
authorized) . . . . . . . . . . . . . . . . . . .             535,313       1,452,638        939,964           138,918
Net assets .. . . . . . . . . . . . . . . . . . .  $        1,136,160   $   7,955,606   $  9,741,276   $       836,942
Net asset value and redemption price
per share (Note 1). . . . . . . . . . . . . . . .  $             2.12   $        5.48   $      10.36   $          6.02
Maximum sales charge per share
(5.75 percent of public
offering price; 5.00 percent of public offering
price for the Conseco Fixed Income Fund). . . . .                0.13            0.33           0.63              0.37
Maximum offering price per share. . . . . . . . .  $             2.25   $        5.81   $      10.99   $          6.39
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares outstanding (unlimited shares
authorized) . . . . . . . . . . . . . . . . . . .             321,982       3,741,582      1,708,709           339,763
Net assets .. . . . . . . . . . . . . . . . . . .  $          674,184   $  19,723,864   $ 17,051,587   $     2,008,211
Net asset value, offering price and
redemption price per share (Note 1) . . . . . . .  $             2.09   $        5.27   $       9.98   $          5.91
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Shares outstanding (unlimited shares
authorized) . . . . . . . . . . . . . . . . . . .             707,787       3,407,533      1,659,826           209,814
Net assets .. . . . . . . . . . . . . . . . . . .  $        1,483,301   $  18,037,669   $ 16,576,121   $     1,241,311
Net asset value and redemption price
per share (Note 1) . . . . . . . . . . . . . . .   $             2.10   $        5.29   $       9.99   $          5.92
Maximum sales charge per share
(1.00 percent of public offering price) . . . . .                0.02            0.05           0.10              0.06
Maximum offering price per share. . . . . . . . .  $             2.12   $        5.34   $      10.09   $          5.98
-----------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding (unlimited shares
authorized) . . . . . . . . . . . . . . . . . . .             124,847       1,842,949      5,935,949            65,748
Net assets .. . . . . . . . . . . . . . . . . . .  $          270,779   $  10,206,382   $ 64,225,423   $       401,892
Net asset value, offering price and
redemption price per share (Note 1) . . . . . . .  $             2.17   $        5.54   $      10.82   $          6.11
-----------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

2
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

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                                              CONSECO       CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                                           BALANCED FUND      SECURITIES FUND       YIELD FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities at cost. . . . . . . . . . . .  $   28,715,014   $         18,709,855   $ 104,711,515   $   82,974,188
---------------------------------------------------------------------------------------------------------------------------------
Investments in securities at value (Note 2)
(Including repurchase agreements of $1,061,750,
2,802,925, $19,408,608, $6,629,037, respectively) . . .   $   32,676,049   $         21,524,392   $ 112,247,457   $   86,852,731
Interest and dividends receivable. . . . . . . . . . . .         176,901                 90,649       1,600,580          961,953
Receivable for securities sold  .. . . . . . . . . . . .         651,479                      -               -                -
Receivable for shares sold . . . . . . . . . . . . . . .          39,054                      -         458,927          643,763
Receivable from Conseco, Inc. subsidiaries . . . . . . .               -                      -               -                -
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .               -                  1,498         171,302                -
Prepaid assets . . . . . . . . . . . . . . . . . . . . .          20,621                 15,769          27,125           23,965
---------------------------------------------------------------------------------------------------------------------------------
Total assets . . . . . . . . . . . . . . . . . . . . . .      33,564,104             21,632,308     114,505,391       88,482,412
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries. . . . . . . .          82,956                 30,316         199,347          175,921
Accrued expenses . . . . . . . . . . . . . . . . . . . .          33,403                 23,574          80,959           69,051
Payable to custodian . . . . . . . . . . . . . . . . . .             540                      -               -            1,059
Payable for shares redeemed. . . . . . . . . . . . . . .          60,234                 63,846       2,433,139          738,533
Payable upon return of securities on loan. . . . . . . .       1,061,750              2,802,925      21,913,144        7,229,700
Payable for securities purchased . . . . . . . . . . . .         101,921                      -         187,417                -
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities. . . . . . . . . . . . . . . . . . . .       1,340,804              2,920,661      24,814,006        8,214,264
---------------------------------------------------------------------------------------------------------------------------------
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $   32,223,300   $         18,711,647   $  89,691,385   $   80,268,148
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital. . . . . . . . . . . . . . . . . . . . .  $   52,992,695   $         29,724,685   $ 109,494,968   $   81,429,671
Accumulated undistributed net investment
income (loss). . . . . . . . . . . . . . . . . . . . . .          (3,229)               475,046        (121,145)           8,985
Accumulated undistributed net realized
losses on investments. . . . . . . . . . . . . . . . . .     (24,727,201)           (14,302,621)    (27,218,380)      (5,049,051)
Net unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . . .       3,961,035              2,814,537       7,535,942        3,878,543
---------------------------------------------------------------------------------------------------------------------------------
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $   32,223,300   $         18,711,647   $  89,691,385   $   80,268,148
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares authorized) . . . .         330,833                254,191       2,917,747          751,653
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $    3,447,748   $          2,699,997   $  24,693,380   $    7,936,113
Net asset value and redemption price per share
(Note 1) . . . . . . . . . . . . . . . . . . . . . . . .  $        10.42   $              10.62   $        8.46   $        10.56
Maximum sales charge per share (5.75 percent of public
offering price; 5.00 percent of public offering
price for the Conseco Fixed Income Fund) . . . . . . . .            0.64                   0.65            0.52             0.56
Maximum offering price per share . . . . . . . . . . . .  $        11.06   $              11.27   $        8.98   $        11.12
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares outstanding (unlimited shares authorized) . . . .       1,183,140                963,852       4,251,234        2,716,494
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $   12,134,369   $         10,173,316   $  35,695,424   $   28,560,031
Net asset value, offering price and redemption
price per share (Note 1) . . . . . . . . . . . . . . . .  $        10.26   $              10.55   $        8.40   $        10.51
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Shares outstanding (unlimited shares authorized) . . . .         824,933                338,245       1,649,563        1,891,799
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $    8,536,965   $          3,583,309   $  13,833,457   $   20,008,613
Net asset value and redemption price per share
(Note 1) . . . . . . . . . . . . . . . . . . . . . . . .  $        10.35   $              10.59   $        8.39   $        10.58
Maximum sales charge per share (1.00 percent
of public offering price). . . . . . . . . . . . . . . .            0.10                   0.11            0.08             0.11
Maximum offering price per share . . . . . . . . . . . .  $        10.45   $              10.70   $        8.47   $        10.69
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized) . . . .         771,565                212,140       1,815,506        2,239,910
Net assets . . . . . . . . . . . . . . . . . . . . . . .  $    8,104,218   $          2,255,025   $  15,469,124   $   23,763,391
Net asset value, offering price and redemption
price per share (Note 1) . . . . . . . . . . . . . . . .  $        10.50   $              10.63   $        8.52   $        10.61
---------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
3
--------------------------------------------------------------------------------

STATEMENTS  OF  OPERATIONS
--------------------------------------------------------------------------------
For  the  year  ended  December  31,  2003

                                                         CONSECO SCIENCE &      CONSECO        CONSECO         CONSECO
                                                          TECHNOLOGY FUND       20 FUND      EQUITY FUND    LARGE-CAP FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $            1,659   $     17,889   $     15,794   $           940
Dividends .. . . . . . . . . . . . . . . . . . . . . .               5,197        264,317      1,366,659            51,912
Other Income . . . . . . . . . . . . . . . . . . . . .                 710         25,044         28,438               495
---------------------------------------------------------------------------------------------------------------------------
Total investment income. . . . . . . . . . . . . . . .               7,566        307,250      1,410,891            53,347
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .              44,411        359,986        725,062            34,046
Distribution and service fees:
Class A .. . . . . . . . . . . . . . . . . . . . . . .              10,914         40,359         51,172             4,312
Class B .. . . . . . . . . . . . . . . . . . . . . . .               6,193        177,910        156,052            19,902
Class C .. . . . . . . . . . . . . . . . . . . . . . .              13,788        165,755        155,989            15,341
Administration fee . . . . . . . . . . . . . . . . . .               8,882        102,853        207,161             9,727
Transfer agent fees and expenses . . . . . . . . . . .              35,913        169,849         70,325            37,935
Registration and filing fees . . . . . . . . . . . . .              48,882         37,795         43,047            45,285
Custody fees . . . . . . . . . . . . . . . . . . . . .               2,333          3,265         17,859             3,658
Auditor fees . . . . . . . . . . . . . . . . . . . . .               1,901         19,054         45,629             2,642
Legal fees . . . . . . . . . . . . . . . . . . . . . .                 444          4,994         11,503               444
Reports - printing . . . . . . . . . . . . . . . . . .                  39         43,623         16,609               802
Trustee fees and expenses. . . . . . . . . . . . . . .                 533          8,018         18,022               626
Insurance. . . . . . . . . . . . . . . . . . . . . . .                 365          1,085          2,190               365
Other. . . . . . . . . . . . . . . . . . . . . . . . .                 365          4,661         10,208               365
---------------------------------------------------------------------------------------------------------------------------
Total expenses . . . . . . . . . . . . . . . . . . . .             174,963      1,139,207      1,530,828           175,450
---------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements
(Note 3) . . . . . . . . . . . . . . . . . . . . . . .             (88,554)      (112,621)      (131,812)          (87,258)
---------------------------------------------------------------------------------------------------------------------------
Net expenses . . . . . . . . . . . . . . . . . . . . .              86,409      1,026,586      1,399,016            88,192
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) . . . . . . . . . . . . .             (78,843)      (719,336)        11,875           (34,845)
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments. .          (1,285,782)   (21,960,523)     9,989,664          (300,477)
Net change in unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . . . . . . . .           3,446,364     45,094,541     22,717,764         1,405,924
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on investments . . .           2,160,582     23,134,018     32,707,428         1,105,447
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations . . . . . .  $        2,081,739   $ 22,414,682   $ 32,719,303   $     1,070,602
---------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

4
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                                            CONSECO       CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                                         BALANCED FUND      SECURITIES FUND       YIELD FUND      INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $      860,772   $            739,451   $  10,423,531   $    5,842,395
Dividends .. . . . . . . . . . . . . . . . . . . . . .         371,386                213,002         435,071           32,578
Other Income . . . . . . . . . . . . . . . . . . . . .           3,900                 22,087          74,714           24,508
-------------------------------------------------------------------------------------------------------------------------------
Total investment income. . . . . . . . . . . . . . . .       1,236,058                974,540      10,933,316        5,899,481
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .         233,456                167,334         805,468          433,309
Distribution and service fees:
Class A .. . . . . . . . . . . . . . . . . . . . . . .          17,995                 13,212         214,223           54,220
Class B .. . . . . . . . . . . . . . . . . . . . . . .         119,194                 97,871         367,968          325,871
Class C .. . . . . . . . . . . . . . . . . . . . . . .          96,769                 35,937         160,695          259,657
Administration fee . . . . . . . . . . . . . . . . . .          66,702                 39,373         230,133          192,582
Transfer agent fees and expenses . . . . . . . . . . .          41,804                 41,992          70,833           52,843
Registration and filing fees . . . . . . . . . . . . .          34,808                 37,866          40,494           42,141
Custody fees . . . . . . . . . . . . . . . . . . . . .           6,640                  2,316          12,393           10,005
Auditor fees . . . . . . . . . . . . . . . . . . . . .          11,386                 10,259          69,281           38,347
Legal fees . . . . . . . . . . . . . . . . . . . . . .           3,040                  2,368          16,417            8,972
Reports - printing . . . . . . . . . . . . . . . . . .           1,076                  6,471          29,407              (66)
Trustee fees and expenses. . . . . . . . . . . . . . .           5,891                  3,414          19,946           15,704
Insurance. . . . . . . . . . . . . . . . . . . . . . .           1,095                    365           2,924            2,831
Other. . . . . . . . . . . . . . . . . . . . . . . . .           4,135                  1,677           8,268           14,427
-------------------------------------------------------------------------------------------------------------------------------
Total expenses . . . . . . . . . . . . . . . . . . . .         643,991                460,455       2,048,450        1,450,843
-------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements
(Note 3) . . . . . . . . . . . . . . . . . . . . . . .         (76,524)              (106,728)       (270,233)        (233,349)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses . . . . . . . . . . . . . . . . . . . . .         567,467                353,727       1,778,217        1,217,494
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) . . . . . . . . . . . . .         668,591                620,813       9,155,099        4,681,987
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments. .         (86,727)               723,956       1,020,472        3,052,881
Net change in unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . . . . . . . .       6,362,325              3,413,709      20,021,304        1,880,216
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on investments . . .       6,275,598              4,137,665      21,041,776        4,933,097
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations . . . . . .  $    6,944,189   $          4,758,478   $  30,196,875   $    9,615,084
-------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

5
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
--------------------------------------------------------------------------------
For  the  year  ended  December  31

                                                            CONSECO SCIENCE &    TECHNOLOGY FUND      CONSECO        20 FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  2003                2002             2003            2002
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss). . . . . . . . . . . . . . .  $          (78,843)  $       (245,951)  $   (719,336)  $  (1,225,755)
Net realized gains (losses) on sale of investments. . . .          (1,285,782)       (27,962,051)   (21,960,523)   (101,214,858)
Net change in unrealized appreciation or depreciation
on investments. . . . . . . . . . . . . . . . . . . . . .           3,446,364         15,821,591     45,094,541      51,871,990
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations . . . . . . . . .           2,081,739        (12,386,411)    22,414,682     (50,568,623)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class B shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class C shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class Y shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
--------------------------------------------------------------------------------------------------------------------------------
Total dividends from net investment income. . . . . . . .                   -                  -              -               -
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET REALIZED GAINS:
Class A shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class B shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class C shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
Class Y shares. . . . . . . . . . . . . . . . . . . . . .                   -                  -              -               -
--------------------------------------------------------------------------------------------------------------------------------
Total distributions of net realized gains . . . . . . . .                   -                  -              -               -
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . . . . . .             360,705          2,342,871      7,410,429      32,918,743
Reinvested dividends and distributions. . . . . . . . . .                   -                  -              -               -
Shares redeemed . . . . . . . . . . . . . . . . . . . . .          (4,748,786)        (8,273,714)   (22,222,726)    (64,632,020)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions .          (4,388,081)        (5,930,843)   (14,812,297)    (31,713,277)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets . . . . . . . . .          (2,306,342)       (18,317,254)     7,602,385     (82,281,900)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . .           5,870,766         24,188,020     48,321,136     130,603,036
--------------------------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . . . . . . .  $        3,564,424   $      5,870,766   $ 55,923,521   $  48,321,136
--------------------------------------------------------------------------------------------------------------------------------
Including undistributed net investment income (loss) of:.  $                -   $              -   $          -   $           -
--------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

6
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                        CONSECO SCIENCE &   TECHNOLOGY FUND   CONSECO 20 FUND
-----------------------------------------------------------------------------------------------------------
                                               2003               2002              2003           2002
-----------------------------------------------------------------------------------------------------------
SHARE DATA:
CLASS A SHARES:
Sold . . . . . . . . . . . . . . . . .            161,535           437,575           670,219    4,694,554
Reinvested dividends and distributions                  -                 -                 -            -
Redeemed . . . . . . . . . . . . . . .         (2,501,410)       (2,911,351)       (1,721,103)  (6,101,175)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .         (2,339,875)       (2,473,776)       (1,050,884)  (1,406,621)
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .          2,875,188         5,348,964         2,503,522    3,910,143
End of period. . . . . . . . . . . . .            535,313         2,875,188         1,452,638    2,503,522
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold . . . . . . . . . . . . . . . . .              5,440            30,242           112,727      352,466
Reinvested dividends and distributions                  -                 -                 -            -
Redeemed . . . . . . . . . . . . . . .            (99,517)         (401,208)       (1,147,780)  (3,326,053)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .            (94,077)         (370,966)       (1,035,053)  (2,973,587)
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            416,059           787,025         4,776,635    7,750,222
End of period. . . . . . . . . . . . .            321,982           416,059         3,741,582    4,776,635
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold . . . . . . . . . . . . . . . . .             50,673           413,662           366,127      739,531
Reinvested dividends and distributions                  -                 -                 -            -
Redeemed . . . . . . . . . . . . . . .           (297,791)       (1,027,323)       (1,469,379)  (2,983,550)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .           (247,118)         (613,661)       (1,103,252)  (2,244,019)
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            954,905         1,568,566         4,510,785    6,754,804
End of period. . . . . . . . . . . . .            707,787           954,905         3,407,533    4,510,785
-----------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold . . . . . . . . . . . . . . . . .              7,837            78,864           607,573    1,284,834
Reinvested dividends and distributions                  -                 -                 -            -
Redeemed . . . . . . . . . . . . . . .           (118,025)         (200,650)       (1,030,627)  (2,307,412)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .           (110,188)         (121,786)         (423,054)  (1,022,578)
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            235,035           356,821         2,266,003    3,288,581
End of period. . . . . . . . . . . . .            124,847           235,035         1,842,949    2,266,003
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

7
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
--------------------------------------------------------------------------------

FOR  THE  YEAR  ENDED  DECEMBER  31

                                                 CONSECO      EQUITY FUND     CONSECO LARGE-CAP       FUND
                                                  2003            2002              2003              2002
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss) . . . . . . . .  $     11,875   $      73,548   $          (34,845)  $   (115,893)
Net realized gains (losses) on sale of
investments. . . . . . . . . . . . . . . . .     9,989,664      (8,343,507)            (300,477)    (6,139,136)
Net change in unrealized appreciation
or depreciation
on investments . . . . . . . . . . . . . . .    22,717,764     (11,917,452)           1,405,924        538,657
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations. . .    32,719,303     (20,187,411)           1,070,602     (5,716,372)
---------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . .             -               -                    -              -
Class B shares . . . . . . . . . . . . . . .             -               -                    -              -
Class C shares . . . . . . . . . . . . . . .             -               -                    -              -
Class Y shares . . . . . . . . . . . . . . .       (11,903)        (64,207)                   -              -
---------------------------------------------------------------------------------------------------------------
Total dividends from net investment income .       (11,903)        (64,207)                   -              -
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET REALIZED GAINS:
Class A shares . . . . . . . . . . . . . . .             -               -                    -              -
Class B shares . . . . . . . . . . . . . . .             -               -                    -              -
Class C shares . . . . . . . . . . . . . . .             -               -                    -              -
Class Y shares . . . . . . . . . . . . . . .             -               -                    -              -
---------------------------------------------------------------------------------------------------------------
Total distributions of net realized gains ..             -               -                    -              -
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . .    36,784,920     103,005,268              135,566      1,491,343
Reinvested dividends and distributions . . .        11,035          57,620                    -              -
Shares redeemed. . . . . . . . . . . . . . .   (64,027,170)   (124,761,361)          (2,229,322)   (12,009,141)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions . . . . . . . . . . . . .   (27,231,215)    (21,698,473)          (2,093,756)   (10,517,798)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets. . .     5,476,185     (41,950,091)          (1,023,154)   (16,234,170)
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period. . . . . . . . . . . . .   102,118,222     144,068,313            5,511,510     21,745,680
---------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . . . .  $107,594,407   $ 102,118,222   $        4,488,356   $  5,511,510
---------------------------------------------------------------------------------------------------------------
Including undistributed net investment
income (loss) of:. . . . . . . . . . . . . .  $          -   $      11,885   $                -   $          -
---------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

8
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                        CONSECO EQUITY FUND                CONSECO LARGE-CAP      FUND
----------------------------------------------------------------------------------------------------------
                                                2003             2002             2003            2002
----------------------------------------------------------------------------------------------------------
SHARE DATA:
CLASS A SHARES:
Sold . . . . . . . . . . . . . . . . .            1,694,026    4,743,790                  14       38,879
Reinvested dividends and distributions                    -            -                   -            -
Redeemed . . . . . . . . . . . . . . .           (1,716,029)  (5,405,802)            (58,609)  (1,267,388)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .              (22,003)    (662,012)            (58,595)  (1,228,509)
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .              961,967    1,623,979             197,513    1,426,022
End of period. . . . . . . . . . . . .              939,964      961,967             138,918      197,513
----------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold . . . . . . . . . . . . . . . . .              142,237      636,830              17,911       29,989
Reinvested dividends and distributions                    -            -                   -            -
Redeemed . . . . . . . . . . . . . . .             (609,715)  (1,045,068)           (123,890)    (414,097)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .             (467,478)    (408,238)           (105,979)    (384,108)
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            2,176,187    2,584,425             445,742      829,850
End of period. . . . . . . . . . . . .            1,708,709    2,176,187             339,763      445,742
----------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold . . . . . . . . . . . . . . . . .              189,402    1,388,450               7,161       52,780
Reinvested dividends and distributions                    -            -                   -            -
Redeemed . . . . . . . . . . . . . . .             (754,860)  (1,509,251)           (191,098)    (394,351)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .             (565,458)    (120,801)           (183,937)    (341,571)
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            2,225,284    2,346,085             393,751      735,322
End of period. . . . . . . . . . . . .            1,659,826    2,225,284             209,814      393,751
----------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold . . . . . . . . . . . . . . . . .            2,482,591    5,230,242                 597      114,802
Reinvested dividends and distributions                1,039        7,266                   -            -
Redeemed . . . . . . . . . . . . . . .           (4,492,775)  (6,939,037)            (60,451)    (299,566)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .           (2,009,145)  (1,701,529)            (59,854)    (184,764)
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .            7,945,094    9,646,623             125,602      310,366
End of period. . . . . . . . . . . . .            5,935,949    7,945,094              65,748      125,602
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

9
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
--------------------------------------------------------------------------------
FOR  THE  YEAR  ENDED  DECEMBER  31

                                           CONSECO BALANCED FUND                   CONSECO CONVERTIBLE    SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                   2003                2002               2003                 2002
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income. . . . . . . . . .  $              668,591   $  1,669,222   $            620,813   $        833,062
Net realized gains (losses) on sale of
investments. . . . . . . . . . . . . . .                 (86,727)   (13,098,168)               723,956         (4,257,955)
Net change in unrealized appreciation
or depreciation
on investments . . . . . . . . . . . . .               6,362,325        171,830              3,413,709            837,350
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations.               6,944,189    (11,257,116)             4,758,478         (2,587,543)
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . .                 (87,238)      (345,541)              (105,991)          (109,454)
Class B shares . . . . . . . . . . . . .                (233,339)      (402,655)              (349,797)          (358,729)
Class C shares . . . . . . . . . . . . .                (174,928)      (504,566)              (127,704)          (151,068)
Class Y shares . . . . . . . . . . . . .                (234,379)      (423,123)              (168,467)          (157,551)
--------------------------------------------------------------------------------------------------------------------------
Total dividends from net investment
income . . . . . . . . . . . . . . . . .                (729,884)    (1,675,885)              (751,959)          (776,802)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares . . . . . . . . . . . . .                       -              -                      -                  -
Class B shares . . . . . . . . . . . . .                       -              -                      -                  -
Class C shares . . . . . . . . . . . . .                       -              -                      -                  -
Class Y shares . . . . . . . . . . . . .                       -              -                      -                  -
--------------------------------------------------------------------------------------------------------------------------
Total distributions of net capital gains                       -              -                      -                  -
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . .               3,691,486     17,524,985              7,791,989          1,946,254
Reinvested dividends and distributions .                 328,372        555,518                197,677            194,852
Shares redeemed. . . . . . . . . . . . .             (16,195,827)   (55,901,069)           (12,400,846)       (14,938,667)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions . . . . . . . . . . .             (12,175,969)   (37,820,566)            (4,411,180)       (12,797,561)
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets.              (5,961,664)   (50,753,567)              (404,661)       (16,161,906)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period. . . . . . . . . . .              38,184,964     88,938,531             19,116,308         35,278,214
--------------------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . .  $           32,223,300   $ 38,184,964   $         18,711,647   $     19,116,308
--------------------------------------------------------------------------------------------------------------------------
Including undistributed net investment
income (loss) of:. . . . . . . . . . . .  $               (3,229)  $     46,520   $            475,046   $        134,636
--------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

10
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                        CONSECO BALANCED      FUND      CONSECO CONVERTIBLE   SECURITIES FUND
--------------------------------------------------------------------------------------------------------------
                                              2003            2002              2003                2002
--------------------------------------------------------------------------------------------------------------
SHARE DATA:
CLASS A SHARES:
Sold . . . . . . . . . . . . . . . . .           136,352      268,086               137,726            27,717
Reinvested dividends and distributions             5,104       10,792                 3,564             3,878
Redeemed . . . . . . . . . . . . . . .          (298,456)  (2,041,177)             (192,796)         (191,975)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .          (157,000)  (1,762,299)              (51,506)         (160,380)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .           487,833    2,250,132               305,697           466,077
End of period. . . . . . . . . . . . .           330,833      487,833               254,191           305,697
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold . . . . . . . . . . . . . . . . .            76,677      379,892                70,888            74,898
Reinvested dividends and distributions             4,923        9,300                 8,390             9,506
Redeemed . . . . . . . . . . . . . . .          (353,414)    (965,668)             (215,240)         (856,498)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .          (271,814)    (576,476)             (135,962)         (772,094)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .         1,454,954    2,031,430             1,099,814         1,871,908
End of period. . . . . . . . . . . . .         1,183,140    1,454,954               963,852         1,099,814
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold . . . . . . . . . . . . . . . . .            46,059      518,722                13,195            39,747
Reinvested dividends and distributions             2,926        5,246                 2,459             3,040
Redeemed . . . . . . . . . . . . . . .          (746,625)  (1,879,354)             (107,177)         (385,928)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .          (697,640)  (1,355,386)              (91,523)         (343,141)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .         1,522,573    2,877,959               429,768           772,909
End of period. . . . . . . . . . . . .           824,933    1,522,573               338,245           429,768
--------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold . . . . . . . . . . . . . . . . .           134,418      635,419               586,416            75,324
Reinvested dividends and distributions            22,086       35,638                 6,314             5,938
Redeemed . . . . . . . . . . . . . . .          (376,292)  (1,334,668)             (766,943)         (264,126)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .          (219,788)    (663,611)             (174,213)         (182,864)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .           991,353    1,654,964               386,353           569,217
End of period. . . . . . . . . . . . .           771,565      991,353               212,140           386,353
--------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

11
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
--------------------------------------------------------------------------------
FOR  THE  YEAR  ENDED  DECEMBER  31

                                           CONSECO HIGH YIELD        FUND        CONSECO FIXED   INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
                                                  2003               2002            2003                          2002
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income. . . . . . . . . .  $         9,155,099   $  11,057,003   $    4,681,987                $   9,739,640
Net realized gains (losses) on sale
of investments . . . . . . . . . . . . .            1,020,472      (6,793,750)       3,052,881                   (5,321,221)
Net change in unrealized appreciation
or depreciation on investments                     20,021,304      (2,528,943)       1,880,216                    2,244,567
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations.           30,196,875       1,734,310        9,615,084                    6,662,986
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . .           (3,441,977)     (2,795,876)        (551,346)                  (2,093,523)
Class B shares . . . . . . . . . . . . .           (2,865,020)     (4,519,251)      (1,534,976)                  (2,113,239)
Class C shares . . . . . . . . . . . . .           (1,239,756)     (2,488,853)      (1,197,732)                  (2,834,367)
Class Y shares . . . . . . . . . . . . .           (1,688,171)     (1,134,429)      (1,512,794)                  (2,703,211)
----------------------------------------------------------------------------------------------------------------------------
Total dividends from net investment
income . . . . . . . . . . . . . . . . .           (9,234,924)    (10,938,409)      (4,796,848)                  (9,744,340)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares . . . . . . . . . . . . .                    -               -                -                            -
Class B shares . . . . . . . . . . . . .                    -               -                -                            -
Class C shares . . . . . . . . . . . . .                    -               -                -                            -
Class Y shares . . . . . . . . . . . . .                    -               -                -                            -
----------------------------------------------------------------------------------------------------------------------------
Total distributions of net capital gains                    -               -                -                            -
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . .          149,982,558     122,719,523       27,291,381                   72,574,538
Reinvested dividends and distributions .            3,277,625       1,651,621        1,559,667                    2,598,766
Shares redeemed. . . . . . . . . . . . .         (190,429,528)   (123,281,422)     (70,372,516)                (164,831,690)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions . . . . . . . . . . .          (37,169,345)      1,089,722      (41,521,468)                 (89,658,386)
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets.          (16,207,394)     (8,114,377)     (36,703,232)                 (92,739,740)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period. . . . . . . . . . .          105,898,779     114,013,156      116,971,380                  209,711,120
----------------------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . .  $        89,691,385   $ 105,898,779   $   80,268,148                $ 116,971,380
----------------------------------------------------------------------------------------------------------------------------
Including undistributed net investment
income of: . . . . . . . . . . . . . . .  $          (121,145)  $     (38,590)  $        8,985                $     126,182
----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

12
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                        CONSECO HIGH    YIELD FUND   CONSECO FIXED   INCOME FUND
-------------------------------------------------------------------------------------------------
                                            2003           2002           2003           2002
-------------------------------------------------------------------------------------------------
SHARE DATA:
CLASS A SHARES:
Sold . . . . . . . . . . . . . . . . .    11,027,197    13,682,306       1,437,724     2,683,842
Reinvested dividends and distributions       207,031        94,030          11,420        42,996
Redeemed . . . . . . . . . . . . . . .   (14,536,640)  (11,128,588)     (2,234,687)   (7,631,799)
-------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .    (3,302,412)    2,647,748        (785,543)   (4,904,961)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .     6,220,159     2,572,411       1,537,196     6,442,157
End of period. . . . . . . . . . . . .     2,917,747     6,220,159         751,653     1,537,196
-------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold . . . . . . . . . . . . . . . . .       417,994       928,565         248,859     1,241,495
Reinvested dividends and distributions        45,530        66,789          24,832        31,968
Redeemed . . . . . . . . . . . . . . .    (1,274,538)   (2,270,491)     (1,060,013)   (1,611,513)
-------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .      (811,014)   (1,275,137)       (786,322)     (338,050)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .     5,062,248     6,337,385       3,502,816     3,840,866
End of period. . . . . . . . . . . . .     4,251,234     5,062,248       2,716,494     3,502,816
-------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold . . . . . . . . . . . . . . . . .       494,067     1,028,640         221,076     1,642,526
Reinvested dividends and distributions        27,534        46,292          11,884        30,805
Redeemed . . . . . . . . . . . . . . .    (1,222,910)   (2,039,562)     (1,887,607)   (3,764,822)
-------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .      (701,309)     (964,630)     (1,654,647)   (2,091,491)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .     2,350,872     3,315,502       3,546,446     5,637,937
End of period. . . . . . . . . . . . .     1,649,563     2,350,872       1,891,799     3,546,446
-------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold . . . . . . . . . . . . . . . . .     7,497,362     1,825,959         707,541     1,645,361
Reinvested dividends and distributions       135,646        27,307         101,878       154,850
Redeemed . . . . . . . . . . . . . . .    (7,170,779)   (2,028,312)     (1,610,215)   (3,511,174)
-------------------------------------------------------------------------------------------------
Net increase (decrease) .. . . . . . .       462,229      (175,046)       (800,796)   (1,710,963)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period. . . . . . . . . .     1,353,277     1,528,323       3,040,706     4,751,669
End of period. . . . . . . . . . . . .     1,815,506     1,353,277       2,239,910     3,040,706
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

13
--------------------------------------------------------------------------------

CONSECO  SCIENCE  &  TECHNOLOGY  FUND
--------------------------------------------------------------------------------
PORTFOLIO  MANAGER'S  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Science & Technology Fund (Class A with load) returned 52.52% for the year ended December 31, 2003.(1) This compares to 49.12% for the benchmark NASDAQ 100 Index and 28.69% for the benchmark S&P 500 Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE  BETWEEN  THE  FUND  AND
ITS  BENCHMARKS?

     Our concentrated strategy will result in out-performing the benchmark during up markets. All three sectors in which the Fund is currently invested performed very well for the year. Technology, our largest weighting, drove the Fund higher. Within tech, networking and semiconductors were strong, both gaining more than 20%. Semiconductors benefited due to the cyclical nature of the industry while raising expectations for cap- ital spending on technology helped the networking sector.

     Interest rate sensitive stocks also performed well. The prospects of continued low rates helped the group. Market- sensitive financials lagged. Debate continues over how long the Fed may be on hold, but for now, the low inflation envi- ronment, healthy growth and mediocre labor markets suggest it may be some time before the Fed acts to raise rates.

     In general, healthcare stocks performed in-line with the broader market during the quarter. The noticeable standout was the drug sector. The group experienced a relief rally after pas- sage of the Medicare Drug Benefit that lacked strong pricing control language. Until the fourth quarter, healthcare stocks had suffered an overhang from concern over the government's involvement in the sector.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     The Fund's performance was aided on the by several of our investment holdings including PMC Sierra, EMC, Intel Corp, Juniper Networks, Cisco Systems and Veritas Software.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The  largest  detractors  were  Eli Lilly, Pfizer, Medtronic and Microsoft.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     We expect economic data that points to an improving economy will continue to trickle in. We feel our companies are extremely well positioned to capitalize on not only an improved economy domestically, but a global synchronized economic recovery. For most of 2003, a financially healthy consumer helped pull the economy out of the recession. For 2004, it is likely corporations will take over, generating real earnings growth and higher spending.

OAK  ASSOCIATES,  LTD.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak - known for exceptionally low-turnover, aggressive growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as, three no-load mutual funds.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. Investors cannot actually invest in an index.

14
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  Annual  Report

CONSECO  SCIENCE  &  TECHNOLOGY  FUND
(unaudited)

GROWTH OF $10,000(1)

SINCE  INCEPTION:  7/1/2000

DATE           S&T     NASDAQ 100   S&P 500
--------------------------------------------
7/1/2000 .   9,425.07   10,000.00  10,000.00
7/31/2000.  10,320.45    9,590.00   9,844.00
8/31/2000.  11,847.31   10,833.82  10,455.31
9/30/2000.  10,989.63    9,487.18   9,903.27
10/31/2000   9,830.35    8,721.56   9,861.68
11/30/2000   7,426.96    6,660.66   9,084.58
12/31/2000   6,541.00    6,222.39   9,129.09
1/31/2001.   7,115.93    6,890.05   9,453.18
2/28/2001.   4,307.26    5,071.08   8,591.05
3/31/2001.   3,364.75    4,180.59   8,046.37
4/30/2001.   4,297.83    4,929.76   8,671.58
5/31/2001.   3,967.95    4,782.85   8,729.68
6/30/2001.   3,713.48    4,863.20   8,517.54
7/31/2001.   3,364.75    4,473.66   8,434.07
8/31/2001.   2,714.42    3,905.06   7,906.10
9/30/2001.   1,837.89    3,104.52   7,268.08
10/31/2001   2,516.49    3,626.39   7,406.90
11/30/2001   3,016.02    4,241.06   7,975.01
12/31/2001   2,836.95    4,190.60   8,045.19
1/31/2002.   2,874.65    4,119.36   7,927.73
2/28/2002.   2,148.92    3,611.85   7,774.72
3/31/2002.   2,563.62    3,860.71   8,067.05
4/30/2002.   2,148.92    3,393.56   7,578.19
5/31/2002.   1,903.86    3,210.99   7,522.11
6/30/2002.   1,555.14    2,793.88   6,986.54
7/31/2002.   1,489.16    2,556.68   6,441.59
8/31/2002.   1,357.21    2,504.27   6,484.10
9/30/2002.   1,036.76    2,212.27   5,779.28
10/31/2002   1,225.26    2,629.51   6,287.86
11/30/2002   1,498.59    2,965.82   6,658.21
12/31/2002   1,234.68    2,615.85   6,266.71
1/31/2003.   1,319.51    2,612.45   6,102.52
2/28/2003.   1,328.93    2,683.51   6,010.98
3/31/2003.   1,310.08    2,707.13   6,069.29
4/30/2003.   1,404.34    2,939.40   6,569.40
5/31/2003.   1,649.39    3,183.37   6,915.60
6/30/2003.   1,658.81    3,193.55   7,004.12
7/31/2003.   1,687.09    3,393.53   7,127.61
8/31/2003.   1,828.46    3,564.23   7,266.60
9/30/2003.   1,753.06    3,464.43   7,189.58
10/31/2003   1,922.71    3,763.76   7,596.51
11/30/2003   1,998.11    3,784.46   7,663.36
12/31/2003   1,998.11    3,900.64   8,064.92

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.


-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN(1) (as of 12/31/03)

                                INCEPTION                         SINCE
                                  DATE        1 YEAR   5 YEARS  INCEPTION
------------------------------------------------------------------------
Science & Technology A. . . ..  07/01/2000   52.52%  n/a         -36.84%
Science & Technology B. . . .   07/01/2000   55.77%  n/a         -36.58%
Science & Technology C. . . .   07/01/2000   59.31%  n/a         -36.12%
Science & Technology Y. . . .   07/01/2000   63.16%  n/a         -35.34%
NASDAQ 100 Index. . . . . . .   07/01/2000   49.12%  n/a         -23.58%
S&P 500 Index . . . . . . . .   07/01/2000   28.69%  n/a          -5.96%

15
--------------------------------------------------------------------------------

CONSECO  SCIENCE  &  TECHNOLOGY  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
December  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------------------------------------------------------------

COMMON STOCKS (96.1%)

BUSINESS SERVICES (20.8%)
                                                              --------
4,100                     Cognizant Tech Solutions (a)        $187,124
2,900                     Intuit, Inc. (a)                     153,439
5,900                     Microsoft Corp                       162,486
1,200                     Symantec Corp. (a) .                  41,580
5,330                     VERITAS Software Corp. (a)           198,063
                                                              --------
                                                               742,692
                                                              --------

COMPUTER PROGRAMMING AND DATA PROCESSING (8.0%)
8,700                     Symbol Technologies, Inc             146,943
2,100                     Zebra Technologies Corp. (a)         139,377
                                                              --------
                                                               286,320
                                                              --------

EDUCATION SERVICES (3.5%)
1,800                     University of Phoenix Online (a)     124,074
                                                              --------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (22.2%)
12,300                    Flextronics International Ltd. (a)   182,532
1,200                     Maxim Integrated Products, Inc        59,760
3,700                     QLogic Corp. (a)                     190,920
3,700                     QUALCOMM, Inc .                      199,541
4,300                     UTStarcom, Inc. (a) .                159,401
                                                              --------
                                                               792,154
                                                              --------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (3.2%)
4,600                     Affymetrix, Inc. (a) .               113,206
                                                              --------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (20.1%)
10,250                    Cisco Systems, Inc. (a)              248,972
8,200                     EMC Corp. (a)                        105,944
5,170                     Emulex Corp. (a)                     137,936
5,910                     Juniper Networks, Inc. (a)           110,399
4,600                     Netscreen Technologies, Inc. (a)     113,850
                                                              --------
                                                               717,100
                                                              --------

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
------------------------------------------------------------------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.0%)
2,600                Garmin, Ltd. (c)                        $  141,648
                                                             -----------

MISCELLANEOUS RETAIL (3.5%)
1,900                eBay, Inc. (a)                             122,722
                                                             -----------

SEMICONDUCTORS, RELATED DEVICES (4.3%)
6,200                Intersil Corp. - Class A                   154,070
                                                             -----------

SPECIAL INDUSTRY MACHINERY (5.1%)
4,000                Applied Materials, Inc. (a)                 89,800
2,200                Novellus Systems, Inc. (a)                  92,510
                                                             -----------
                                                                182,310
                                                             -----------

STONE, CLAY, GLASS, AND CONCRETE (1.4%)
1,000                Cabot Microelectronics, Inc. (a)            49,000
                                                             -----------

                     TOTAL COMMON STOCK
                     (cost $2,482,012)                        3,425,296
                                                             -----------

SHORT-TERM INVESTMENTS (8.8%)
$145,600             DAI Securities, Repurchase Agreement,
                     1.020%, due 01/02/2004 (b)                 145,600
7,000                AIM Liquid Asset Portfolio                   7,000
161,000              Nations Cash Reserve                       161,000
                                                             -----------
                     TOTAL SHORT-TERM INVESTMENTS
                     (cost $313,600)                            313,600
                                                             -----------

                     TOTAL INVESTMENTS
                     (cost $2,795,612) (104.9%)               3,738,896
                                                             -----------
                     LIABILITIES, LESS OTHER ASSETS (-4.9%)    (174,472)
                                                             -----------
                     TOTAL NET ASSETS (100.0%)               $3,564,424
                                                             -----------
                                                             -----------

(a)  Non-income  producing security.
(b)  Securities lending collateral (Note 2).
(c)  Securities  (partial/entire)  out  on  loan  (Note  2).

   The accompanying notes are an integral part of these financial statements.

16
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  20  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER'S  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco 20 Fund (Class A with load) returned 47.31% for the year ended December 31, 2003.(1) This compares to 28.69% for the benchmark S&P 500 Index and 35.63% for the benchmark S&P MidCap 400 Index.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     Our concentrated strategy will result in out-performing the benchmark during up markets. All three sectors in which the Fund is currently invested performed very well for the year. Technology, our largest weighting, drove the Fund higher. Within tech, networking and semiconductors were strong, both gaining more than 20%. Semiconductors benefited due to the cyclical nature of the industry while raising expectations for capital spending on technology helped the networking sector.

     Interest rate sensitive stocks also performed well. The prospects of continued low rates helped the group. Market-sensitive financials lagged. Debate continues over how long the Fed may be on hold, but for now, the low inflation environment, healthy growth and mediocre labor markets suggest it may be some time before the Fed acts to raise rates.

     In general, healthcare stocks performed in-line with the broader market during the quarter. The noticeable standout was the drug sector. The group experienced a relief rally after passage of the Medicare Drug Benefit that lacked strong pricing control language. Until the fourth quarter, healthcare stocks had suffered an overhang from concern over the government's involvement in the sector.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     The Fund's performance was aided on the by several of our investment holdings including PMC Sierra, EMC, Intel Corp, Juniper Networks, Cisco Systems and Veritas Software.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The  largest  detractors  were  Eli Lilly, Pfizer, Medtronic and Microsoft.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     We expect economic data that points to an improving economy will continue to trickle in. We feel our companies are extremely well positioned to capitalize on not only an improved economy domestically, but a global synchronized economic recovery. For most of 2003, a financially healthy consumer helped pull the economy out of the recession. For 2004, it is likely corporations will take over, generating real earnings growth and higher spending.

OAK  ASSOCIATES,  LTD.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak - known for exceptionally low-turnover, aggressive growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as, three no-load mutual funds.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. Investors cannot actually invest in an index.
17
--------------------------------------------------------------------------------

CONSECO  20  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth of $10,000(1)

SINCE  INCEPTION:  01/01/1998

DATE           20       S&P 500    S&P 400
-------------------------------------------
1/1/1998 .   9,425.07  10,000.00  10,000.00
1/30/1998.   9,905.75  10,111.00   9,810.00
2/28/1998.  10,763.43  10,840.00  10,622.27
3/31/1998.  11,658.81  11,395.01  11,101.33
4/30/1998.  11,470.31  11,510.10  11,304.49
5/31/1998.  10,725.73  11,312.13  10,795.78
6/30/1998.  11,225.26  11,771.40  10,863.80
7/31/1998.  10,622.05  11,646.62  10,442.28
8/31/1998.   8,803.02   9,962.52   8,498.97
9/30/1998.   9,302.54  10,601.12   9,292.78
10/31/1998   9,717.25  11,462.99  10,123.55
11/30/1998  10,556.08  12,157.65  10,628.72
12/31/1998  12,064.09  12,857.93  11,912.67
1/31/1999.  12,111.22  13,395.39  11,449.26
2/28/1999.  11,771.91  12,978.79  10,849.32
3/31/1999.  12,318.57  13,497.94  11,152.02
4/30/1999.  13,034.87  14,020.31  12,031.91
5/31/1999.  13,327.05  13,689.43  12,083.65
6/30/1999.  14,542.88  14,449.20  12,731.33
7/31/1999.  14,552.31  13,998.38  12,460.16
8/31/1999.  15,155.51  13,928.39  12,032.77
9/30/1999.  15,221.49  13,546.75  11,660.96
10/31/1999  15,947.22  14,404.26  12,255.67
11/30/1999  18,058.44  14,696.67  12,899.09
12/31/1999  20,587.75  15,562.30  13,665.30
1/31/2000.  21,334.04  14,781.08  13,279.94
2/29/2000.  27,413.85  14,501.71  14,209.53
3/31/2000.  25,145.12  15,919.98  15,398.87
4/30/2000.  22,627.62  15,440.79  14,859.91
5/31/2000.  20,846.46  15,124.25  14,674.16
6/30/2000.  23,742.08  15,497.82  14,889.87
7/31/2000.  23,324.16  15,256.06  15,125.13
8/31/2000.  27,622.81  16,203.46  16,813.10
9/30/2000.  26,866.57  15,347.91  16,697.09
10/31/2000  23,224.65  15,283.45  16,131.05
11/30/2000  17,592.63  14,079.12  14,913.16
12/31/2000  15,302.95  14,148.11  16,054.02
1/31/2001.  17,007.61  14,650.36  16,412.02
2/28/2001.  11,451.18  13,314.25  15,476.54
3/31/2001.   9,121.91  12,470.13  14,326.63
4/30/2001.  11,334.07  13,439.06  15,906.86
5/31/2001.  10,540.29  13,529.10  16,277.49
6/30/2001.  10,045.81  13,200.34  16,212.38
7/31/2001.   9,278.06  13,070.98  15,970.81
8/31/2001.   7,820.64  12,252.73  15,448.57
9/30/2001.   5,959.82  11,263.94  13,526.76
10/31/2001   7,143.98  11,479.08  14,126.00
11/30/2001   8,354.16  12,359.52  15,176.97
12/31/2001   7,963.78  12,468.29  15,961.62
1/31/2002.   8,093.91  12,286.25  15,878.62
2/28/2002.   6,766.61  12,049.13  15,897.68
3/31/2002.   7,703.52  12,502.17  17,034.36
4/30/2002.   6,766.61  11,744.54  16,954.30
5/31/2002.   6,389.24  11,657.63  16,667.77
6/30/2002.   5,439.31  10,827.61  15,447.69
7/31/2002.   4,996.88   9,983.06  13,950.81
8/31/2002.   4,775.66  10,048.94  14,020.56
9/30/2002.   3,942.85   8,956.62  12,890.51
10/31/2002   4,528.42   9,744.81  13,448.67
11/30/2002   5,374.25  10,318.78  14,227.34
12/31/2002   4,567.46   9,712.03  13,642.60
1/31/2003.   4,541.44   9,457.58  13,244.24
2/28/2003.   4,619.51   9,315.71  12,929.02
3/31/2003.   4,619.51   9,406.07  13,037.63
4/30/2003.   5,283.16  10,181.14  13,984.16
5/31/2003.   5,790.66  10,717.68  15,143.45
6/30/2003.   5,725.59  10,854.87  15,337.28
7/31/2003.   6,128.99  11,046.25  15,881.48
8/31/2003.   6,467.32  11,261.65  16,602.50
9/30/2003.   6,220.08  11,142.28  16,348.48
10/31/2003   6,896.74  11,772.93  17,584.43
11/30/2003   7,104.94  11,876.53  18,196.36
12/31/2003   7,130.96  12,498.86  18,503.88

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                      INCEPTION                        SINCE
                         DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
20 A . . . . . . . .  01/01/1998   47.31%   -11.04%      -5.48%
20 B . . . . . . . .  02/18/1998   50.46%   -10.69%      -7.10%
20 C . . . . . . . .  03/10/1998   52.79%   -10.61%      -8.01%
20 Y . . . . . . . .  04/06/1998   56.94%    -9.49%      -7.89%
S&P 500 Index. . . .  01/01/1998   28.69%    -0.57%       3.79%
S&P MidCap 400 Index  01/01/1998   35.63%     9.21%      10.80%

18
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  20  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                            VALUE
--------------------------------------------------------------------

COMMON STOCKS (95.6%)

BUSINESS SERVICES (8.7%)
60,000               Microsoft Corp                      $ 1,652,400
86,000               VERITAS Software Corp. (a)            3,195,760
                                                         -----------
                                                           4,848,160
                                                         -----------

CHEMICALS AND ALLIED PRODUCTS (4.6%)
1,200                Eli Lilly & Co                           84,396
71,000               Pfizer, Inc                           2,508,430
                                                         -----------
                                                           2,592,826
                                                         -----------

DEPOSITORY INSTITUTIONS (3.3%)
38,000               Citigroup, Inc                        1,844,520
                                                         -----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (25.1%)
100,000              Intel Corp                            3,220,000
45,000               Linear Technology Corp                1,893,150
67,000               Maxim Integrated Products, Inc        3,336,600
225,000              McData Corp. (a) (c)                  2,144,250
90,000               Xilinx, Inc. (a)                      3,486,600
                                                         -----------
                                                          14,080,600
                                                         -----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (23.9%)
167,000              Cisco Systems, Inc. (a)               4,056,430
80,000               Dell Computer Corp. (a)               2,716,800
250,000              EMC Corp. (a)                         3,230,000
180,000              Juniper Networks, Inc. (a) (c)        3,362,400
                                                         -----------
                                                          13,365,630
                                                         -----------

INSURANCE CARRIERS (6.3%)
53,100               American International Group, Inc     3,519,468
                                                         -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (5.1%)
59,000               Medtronic, Inc                        2,867,990
                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTION (4.9%)
110,000              MBNA Corp                             2,733,500
                                                         -----------

SECURITY AND COMMODITY BROKERS (2.1%)
20,000               Morgan Stanley Dean Witter & Co       1,157,400
                                                         -----------

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
-------------------------------------------------------------------------------

SEMICONDUCTORS, RELATED DEVICES (5.8%)
160,000             PMC-Sierra, Inc. (a)                           $ 3,224,000
                                                                  -------------

SPECIAL INDUSTRY MACHINERY (5.8%)
145,000             Applied Materials, Inc. (a)                      3,255,250
                                                                  -------------

                    TOTAL COMMON STOCK
                    (cost $93,031,495)                              53,489,344
                                                                  -------------

VARIABLE RATE BONDS AND CDS (5.4%)
$2,000,000          Credit Suisse First Boston
                    (USA), Inc., 1.430%,
                    due 02/20/2004 (b)                               2,005,822
1,000,000           Lehman Brothers Holdings,
                    1.450%, due 09/20/2004 (b)                       1,001,520
                                                                  -------------

                    TOTAL VARIABLE RATE BONDS AND CDS
                    (cost $3,007,342)                                3,007,342
                                                                  -------------

SHORT-TERM INVESTMENTS (5.0%)
534,402             DAI Securities, Repurchase Agreement,
                    1.030%, due 01/02/2004 (b)                         534,402
2,267,000           Nations Cash Reserve                             2,267,000
                                                                  -------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $2,801,402)                                2,801,402
                                                                  -------------

                    TOTAL INVESTMENTS (cost $98,840,239) (106.0%)   59,298,088
                                                                  -------------
                    LIABILITIES, LESS OTHER ASSETS (-6.0%)          (3,374,567)
                                                                  -------------
                    TOTAL NET ASSETS (100.0%)                      $55,923,521
                                                                  -------------
                                                                  -------------

(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).
(c)  Securities  (partial/entire)  out  on  loan  (Note  2).

   The accompanying notes are an integral part of these financial statements.

19
--------------------------------------------------------------------------------

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Equity Fund (Class A with load) returned 28.86% for the year ended December 31, 2003.(1) This compares to 35.63% for the benchmark S&P MidCap 400 Index and 28.69% for the benchmark S&P 500 Index.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     The year 2003 saw equity markets post gains not seen since the bubble years of the late 1990's. The euphoria over the expectations of a stronger economy carried over to the equity markets, especially the tech heavy NASDAQ. The two themes that dominated equity markets in 2003 were a lowering of the equity risk premium and better than expected rebound in corporate profits. The lower equity risk premium helped the riskiest stocks with high growth potential, low market capitalizations and expensive multiples. The rebound in the economy and corporate profits greatly benefited economically sensitive (cyclical) stocks.
Valuation  and  quality  of  earnings  factors  were  not  rewarded during 2003.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     In terms of performance during the year, stock selection in Industrial, Healthcare, and Consumer Staples sectors were the largest contributors relative to the benchmark. The largest contributors to performance were over-weight positions (relative to benchmark weight) in D.R. Horton Inc., Cypress Semiconductor Corp. and Countrywide Financial Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Within the Fund, stock selection in the Technology, Consumer Discretionary, and Materials sectors detracted the most in 2003 relative to the index. The largest detractors were under-weight positions (relative to the benchmark weight) in Corning Inc., Yahoo! Inc. and International Game Technology.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     The economic expansion finally accelerated around the middle of 2003, and 2004 could see a continuation of this momentum. For 2004, GDP growth should accelerate, allowing the unemployment rate to fall for the year. First half growth in GDP is predicted to accelerate between 4% and 6%. Consumption will respond to prior tax cuts, tax refunds from retroactive cuts in 2003, and improving job market, while business spending should rise in response to successive quarters of profit expansion. It should be an excellent environment for equities, with predicted GDP expansion, mild inflation, and profits registering further solid gains. Interest rates could be on the rise, but should not be enough to spoil this environment. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as sector rotation, for which there is not adequate compensation by the market.

CHICAGO  EQUITY  PARTNERS,  LLC

Chicago Equity Partners, LLC ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. Investors cannot actually invest in an index.

20
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth  of  $10,000(1)

SINCE  INCEPTION:  1/2/1997

DATE         EQUITY     S&P 400    S&P 500
-------------------------------------------
1/2/1997 .   9,425.07  10,000.00  10,000.00
1/31/1997.   9,679.55  10,375.00  10,625.00
2/28/1997.   9,396.80  10,289.93  10,707.88
3/31/1997.   8,963.24   9,851.57  10,267.78
4/30/1997.   8,868.99  10,106.73  10,880.77
5/31/1997.   9,792.65  10,990.06  11,543.41
6/30/1997.  10,226.20  11,298.88  12,060.55
7/31/1997.  10,999.06  12,417.47  13,020.57
8/31/1997.  11,206.41  12,402.57  12,291.42
9/30/1997.  12,271.44  13,115.71  12,964.99
10/31/1997  11,677.66  12,545.18  12,531.96
11/30/1997  11,762.49  12,730.85  13,112.19
12/31/1997  11,583.41  13,224.81  13,337.72
1/31/1998.  11,740.37  12,973.54  13,485.77
2/28/1998.  12,807.67  14,047.74  14,458.09
3/31/1998.  13,778.71  14,681.30  15,198.34
4/30/1998.  13,768.00  14,949.96  15,351.85
5/31/1998.  12,835.85  14,277.22  15,087.80
6/30/1998.  13,210.85  14,367.16  15,700.36
7/31/1998.  12,289.41  13,809.72  15,533.94
8/31/1998.   9,975.10  11,239.73  13,287.73
9/30/1998.  10,500.11  12,289.52  14,139.47
10/31/1998  11,014.40  13,388.20  15,289.01
11/30/1998  11,978.70  14,056.27  16,215.53
12/31/1998  13,449.57  15,754.27  17,149.54
1/31/1999.  13,160.21  15,141.43  17,866.39
2/28/1999.  12,474.34  14,348.02  17,310.75
3/31/1999.  13,160.21  14,748.33  18,003.18
4/30/1999.  13,642.47  15,911.97  18,699.90
5/31/1999.  13,588.89  15,980.39  18,258.58
6/30/1999.  14,847.57  16,836.94  19,271.93
7/31/1999.  15,008.61  16,478.32  18,670.65
8/31/1999.  15,062.29  15,913.11  18,577.30
9/30/1999.  15,180.38  15,421.39  18,068.28
10/31/1999  16,211.02  16,207.89  19,212.00
11/30/1999  17,885.80  17,058.80  19,602.00
12/31/1999  21,058.03  18,072.09  20,756.56
1/31/2000.  21,303.95  17,562.46  19,714.58
2/29/2000.  27,464.75  18,791.83  19,341.98
3/31/2000.  26,739.95  20,364.71  21,233.62
4/30/2000.  23,866.63  19,651.94  20,594.49
5/31/2000.  22,028.75  19,406.29  20,172.30
6/30/2000.  25,316.23  19,691.57  20,670.56
7/31/2000.  24,474.95  20,002.69  20,348.10
8/31/2000.  28,396.63  22,234.99  21,611.71
9/30/2000.  27,529.46  22,081.57  20,470.62
10/31/2000  25,018.55  21,333.01  20,384.64
11/30/2000  20,164.98  19,722.36  18,778.33
12/31/2000  22,105.07  21,231.13  18,870.34
1/31/2001.  22,060.23  21,704.58  19,540.24
2/28/2001.  20,446.07  20,467.42  17,758.17
3/31/2001.  18,921.58  18,946.69  16,632.30
4/30/2001.  20,423.65  21,036.51  17,924.63
5/31/2001.  20,759.93  21,526.66  18,044.73
6/30/2001.  20,558.16  21,440.55  17,606.24
7/31/2001.  20,020.11  21,121.09  17,433.70
8/31/2001.  19,302.70  20,430.43  16,342.35
9/30/2001.  17,307.42  17,888.88  15,023.52
10/31/2001  17,800.63  18,681.36  15,310.47
11/30/2001  18,921.58  20,071.26  16,484.78
12/31/2001  19,688.16  21,108.94  16,629.85
1/31/2002.  19,800.28  20,999.17  16,387.05
2/28/2002.  19,777.86  21,024.37  16,070.78
3/31/2002.  20,786.93  22,527.61  16,675.05
4/30/2002.  20,697.24  22,421.73  15,664.54
5/31/2002.  20,473.00  22,042.81  15,548.62
6/30/2002.  19,441.50  20,429.27  14,441.56
7/31/2002.  17,782.13  18,449.68  13,315.12
8/31/2002.  17,804.56  18,541.93  13,403.00
9/30/2002.  16,391.85  17,047.45  11,946.09
10/31/2002  16,907.60  17,785.60  12,997.35
11/30/2002  17,535.47  18,815.39  13,762.89
12/31/2002  16,997.30  18,042.07  12,953.63
1/31/2003.  16,795.48  17,515.25  12,614.25
2/28/2003.  16,683.36  17,098.38  12,425.03
3/31/2003.  16,817.91  17,242.01  12,545.56
4/30/2003.  17,894.25  18,493.78  13,579.31
5/31/2003.  19,262.11  20,026.91  14,294.94
6/30/2003.  19,508.77  20,283.26  14,477.92
7/31/2003.  20,181.49  21,002.95  14,733.18
8/31/2003.  21,056.02  21,956.48  15,020.47
9/30/2003.  20,899.05  21,620.55  14,861.26
10/31/2003  22,334.18  23,255.06  15,702.40
11/30/2003  22,805.08  24,064.34  15,840.58
12/31/2003  23,231.13  24,471.03  16,670.63

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                      INCEPTION                        SINCE
                         DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
Equity A . . . . . .  01/02/1997   28.86%    10.23%      12.80%
Equity B . . . . . .  01/28/1998   31.15%    10.84%      11.80%
Equity C . . . . . .  02/19/1998   33.83%    10.89%      10.49%
Equity Y . . . . . .  01/02/1997   37.51%    12.16%      14.36%
S&P MidCap 400 Index  01/02/1997   35.63%     9.21%      13.64%
S&P 500 Index. . . .  01/02/1997   28.69%    -0.57%       7.57%

21
--------------------------------------------------------------------------------

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003


SHARES OR
PRINCIPAL AMOUNT                                                VALUE
------------------------------------------------------------------------

COMMON STOCKS (98.4%)

APPAREL AND ACCESSORY STORES (1.0%)
46,100               Foot Locker, Inc                        $ 1,081,045
                                                             -----------

APPAREL AND OTHER FINISHED PRODUCTS (2.0%)
16,600               Chico's, Inc. (a)                           613,370
50,200               Claire's Stores, Inc                        945,768
13,200               VF Corp                                     570,768
                                                             -----------
                                                               2,129,906
                                                             -----------

AUTOMOTIVE REPAIR, SERVICES, PARKING (0.9%)
28,300               Ryder System, Inc                           966,445
                                                             -----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (2.0%)
32,850               D.R. Horton, Inc                          1,421,091
7,600                Pulte Homes, Inc                            711,512
                                                             -----------
                                                               2,132,603
                                                             -----------

BUSINESS SERVICES (9.5%)
10,900               Affiliated Computer Services, Inc. (a)      593,614
31,500               Citrix Systems, Inc. (a)                    668,115
27,100               Computer Sciences Corp. (a)               1,198,633
26,200               Convergys Corp. (a)                         457,452
9,800                DST Systems, Inc. (a) (c)                   409,248
9,400                Dun & Bradstreet (a)                        476,674
34,900               Electronic Arts, Inc. (a)                 1,667,522
11,700               Factset Research Systems, Inc               447,057
6,500                Fair, Isaac & Co., Inc                      319,540
17,500               GTECH Holdings Corp                         866,075
13,200               IMS Health, Inc                             328,152
11,000               NCR Corp. (a)                               426,800
3,800                Pixar, Inc. (a)                             263,302
24,800               Rent-A-Center, Inc. (a)                     741,024
6,514                Sotheby's Holdings, Inc. (a)                 88,981
35,900               Symantec Corp. (a) .                      1,243,935
                                                             -----------
                                                              10,196,124
                                                             -----------

CHEMICALS AND ALLIED PRODUCTS (5.0%)
13,875               Biogen, Inc. (a)                            510,322
15,200               Chiron Corp. (a)                            866,248
19,100               Cytec Industries, Inc. (a)                  733,249
28,300               Endo Pharmaceuticals Corp. (a)              545,058
12,800               Invitrogen Corp. (a) (c)                    896,000
18,000               Lubrizol Corp                               585,360
24,500               Mylan Laboratories, Inc                     618,870
15,800               Praxair, Inc                                603,560
                                                             -----------
                                                               5,358,667
                                                             -----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.0%)
12,200               Adtran, Inc                                 378,200
34,000               Centurytel, Inc                           1,109,080
13,600               Global Payments, Inc                        640,832
                                                             -----------
                                                               2,128,112
                                                             -----------

DEPOSITORY INSTITUTIONS (7.9%)
27,500               Associated Banc Corp                      1,172,875
16,500               City National Corp.                       1,024,980
22,100               First Tennessee National Corp               974,610
50,900               Hibernia Corp. - Class A                  1,196,659
52,600               Huntington Bancshares                     1,183,500
22,600               Regions Financial Corp                      840,720
11,300               Sovereign Bancorp, Inc                      268,375
22,200               UnionBanCal Corp                          1,277,388
13,400               Webster Financial Corp                      614,524
                                                             -----------
                                                               8,553,631
                                                             -----------

EATING AND DRINKING PLACES (2.2%)
24,600               Applebee's International, Inc               966,042
29,100               Ruby Tuesday, Inc                           829,059
17,000               Starbucks Corp. (a) .                       562,020
                                                             -----------
                                                               2,357,121
                                                             -----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.3%)
37,100               Constellation Energy Group, Inc           1,452,836
56,700               Northeast Utilities                       1,143,639
25,100               Nstar Corp                                1,217,350
73,600               ONEOK, Inc                                1,625,088
28,900               Questar Corp                              1,015,835
185,700              Reliant Resources, Inc. (a)               1,366,752
                                                             -----------
                                                               7,821,500
                                                             -----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.9%)
13,800               Amkor Technology, Inc. (a)                  251,298
20,700               Energizer Holdings, Inc. (a)                777,492
20,600               Fairchild Semiconductor
                     International, Inc. - Class A (a)           514,382
22,900               National Semiconductor Corp. (a)            902,489
10,500               QLogic Corp. (a)                            541,800
30,700               Polycom, Inc. (a)                           599,264
20,900               Rockwell Collins, Inc                       627,627
30,300               Scientific-Atlanta, Inc                     827,190
11,100               Silicon Laboratories, Inc. (a)              479,742
22,400               UTStarcom, Inc. (a) (c)                     830,368
                                                             -----------
                                                               6,351,652
                                                             -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.5%)
8,700                Moody's Corp                                526,785
                                                             -----------

FABRICATED METAL PRODUCTS (0.8%)
11,900               Fortune Brands, Inc.                        850,731
                                                             -----------

FOOD AND KINDRED PRODUCTS (2.0%)
6,300                Hershey Foods Corp                          485,037
10,400               The J.M. Smucker Co                         471,016
17,500               Pepsiamericas, Inc                          299,600
67,600               Tyson Foods, Inc. - Class A                 895,024
                                                             -----------
                                                               2,150,677
                                                             -----------

FURNITURE AND FIXTURES (0.7%)
12,500               Lear Corp                                   766,625
                                                             -----------

GENERAL MERCHANDISE STORES (1.8%)
27,200               Federated Department Stores, Inc          1,281,936
15,500               Sears Roebuck & Co. (c)                     705,095
                                                             -----------
                                                               1,987,031
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

22
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  EQUITY  FUND

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-----------------------------------------------------------------------------

HEALTH SERVICES (3.0%)
3,500                AdvancePCS (a)                              $    184,310
12,000               Appria Healthcare Group (a)                      341,640
15,700               Coventry Health Care, Inc. (a)                 1,012,493
10,400               Renal Care Group, Inc. (a)                       428,480
8,800                SICOR, Inc. (a)                                  239,360
22,600               Watson Pharmaceuticals, Inc. (a)               1,039,600
                                                                 ------------
                                                                    3,245,883
                                                                 ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (6.1%)
14,100               Black & Decker, Inc.                             695,412
32,000               Cypress Semiconductor Corp. (a)                  683,520
14,400               Diebold Co                                       775,728
31,600               Foundry Networks, Inc. (a)                       864,576
27,400               Lam Research Corp. (a)                           885,020
6,800                Lexmark International, Inc. (a)                  534,752
38,100               Maxtor Corp. (a)                                 422,910
14,800               Network Appliance, Inc. (a)                      303,844
21,200               Pall Corp                                        568,796
1                    Riverstone Networks, Inc. (a)                          1
6,900                Sandisk Corp. (a)                                421,866
6,500                Varian Medical Systems, Inc. (a)                 449,150
                                                                 ------------
                                                                    6,605,575
                                                                 ------------

INSURANCE CARRIERS (6.0%)
5,341                Anthem, Inc. (a) (c) .                           400,575
14,175               Fidelity National Financial, Inc                 549,707
14,300               MBIA, Inc                                        846,989
9,400                Mid-Atlantic Medical Services, Inc. (a) .        609,120
32,700               Old Republic International Corp                  829,272
17,200               The PMI Group, Inc.                              640,356
14,500               Protective Life Corp.                            490,680
15,900               Reinsurance Group of America, Inc                614,535
22,100               Torchmark Corp                                 1,006,434
4,800                Wellpoint Health Networks, Inc. (a)              465,552
                                                                 ------------
                                                                    6,453,220
                                                                 ------------

LEATHER AND LEATHER PRODUCTS (0.3%)
9,000                Coach, Inc. (a)                                  339,750
                                                                 ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.7%)
9,500                Beckman Coulter, Inc                             482,885
21,400               Becton Dickinson & Co                            880,396
16,600               Tektronix, Inc                                   524,560
14,100               Zimmer Holidngs, Inc. (a)                        992,640
                                                                 ------------
                                                                    2,880,481
                                                                 ------------

MISCELLANEOUS RETAIL (1.8%)
20,700               Blockbuster, Inc. (c) .                          371,565
45,500               Borders Group, Inc                               997,360
13,000               Michael's Stores, Inc.                           574,600
                                                                 ------------
                                                                    1,943,525
                                                                 ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.5%)
21,200               Countrywide Financial Corp                     1,608,020
                                                                 ------------

OIL AND GAS EXTRACTION (3.1%)
12,900               BJ Services Co. (a)                              463,110
30,600               FMC Technologies, Inc. (a)                       712,980
18,600               Marathon Oil Corp.                               615,474
17,400               Newfield Exploration Co. (a)                     774,996
16,300               Pogo Producing Co                                787,290
                                                                 ------------
                                                                    3,353,850
                                                                 ------------

PAPER AND ALLIED PRODUCTS (1.3%)
13,200               Boise Cascade (c)                           $    433,752
39,100               Pactiv Corp. (a)                                 934,490
                                                                 ------------
                                                                    1,368,242
                                                                 ------------

PETROLEUM REFINING AND RELATED PRODUCTS (0.5%)
11,100               Valero Energy Corp.                              514,374
                                                                 ------------

PRIMARY METAL INDUSTRIES (0.7%)
25,200               Engelhard Corp                                   754,740
                                                                 ------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (2.0%)
17,900               Dow Jones & Co., Inc                             892,315
27,400               Harte-Hanks, Inc                                 595,950
10,100               McClatchy Newspapers - Class A                   694,880
                                                                 ------------
                                                                    2,183,145
                                                                 ------------

REAL ESTATE INVESTMENT TRUST (REIT'S) (4.9%)
14,300               CBL & Associates Properties                      807,950
40,700               CarrAmerica Realty Corp                        1,212,046
52,100               General Growth Properties, Inc                 1,445,775
21,100               Mack-Cali Realty Corp                            878,182
16,600               Vornado Realty Trust                             908,850
                                                                 ------------
                                                                    5,252,803
                                                                 ------------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.8%)
15,600               Sealed Air Corp. (a) .                           844,584
                                                                 ------------

SECURITY AND COMMODITY BROKERS (2.0%)
8,600                Bear Stearns Companies, Inc                      687,570
52,700               E*Trade Financial Corp. (a)                      666,655
16,000               Franklin Resources, Inc                          832,960
                                                                 ------------
                                                                    2,187,185
                                                                 ------------

TEXTILE MILL PRODUCTS (0.6%)
9,600                Mohawk Industries, Inc. (a)                      677,184
                                                                 ------------

TOBACCO PRODUCTS (0.7%)
13,300               R.J. Reynolds Tobacco Holdings (c)               773,395
                                                                 ------------

TRANSPORTATION EQUIPMENT (4.6%)
23,300               Brunswick Corp                                   741,639
17,850               Paccar, Inc                                    1,519,392
9,500                Polaris Industries, Inc. (c)                     841,510
31,900               Textron, Inc                                   1,820,214
                                                                 ------------
                                                                    4,922,755
                                                                 ------------

TRANSPORTATION SERVICES (0.5%)
20,400               J. B. Hunt (a)                                   551,004
                                                                 ------------

WHOLESALE TRADE-DURABLE GOODS (2.3%)
41,700               Arrow Electronics, Inc. (a)                      964,938
36,600               Avnet, Inc. (a)                                  792,756
8,500                BorgWarner, Inc                                  723,095
                                                                 ------------
                                                                    2,480,789
                                                                 ------------

WHOLESALE TRADE-NON-DURABLE GOODS (1.5%)
6,500                Henry Schein, Inc. (a)                           439,270
39,300               SUPERVALU, INC                                 1,123,587
                                                                 ------------
                                                                    1,562,857
                                                                 ------------
                     TOTAL COMMON STOCK
                     (cost $85,022,101)                           105,862,016
                                                                 ------------
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

23
--------------------------------------------------------------------------------

CONSECO  EQUITY  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
December  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------

VARIABLE RATE BONDS AND CDS (2.6%)
$750,000            Credit Suisse First Boston (USA),
                    Inc., 1.420%, due 07/05/2005 (b)         $    752,498
1,000,000           Lehman Brothers Holdings,
                    1.450%, due 09/20/2004 (b)                  1,001,520
1,000,000           Southtrust Bank, National Association,
                    1.250%, due 05/24/2004 (b)                  1,000,690
                                                            --------------

                    TOTAL VARIABLE RATE BONDS AND CDS
                    (cost $2,754,708)                           2,754,708
                                                            --------------

SHORT-TERM INVESTMENTS (4.6%)
2,114,348           DAI Securities, Repurchase Agreement,
                    1.030%, due 01/02/2004 (b)                  2,114,348
2,874,000           Nations Cash Reserve                        2,874,000
                                                            --------------

                    TOTAL SHORT-TERM INVESTMENTS
                    cost $4,988,348)                            4,988,348
                                                            --------------

                    TOTAL INVESTMENTS
                    (cost $92,765,157) (105.6%)               113,605,072
                                                            --------------
                    LIABILITIES, LESS OTHER ASSETS
                    (-5.6%)                                    (6,010,665)
                                                            --------------
                    TOTAL NET ASSETS (100.0%)                $107,594,407
                                                            --------------
                                                            --------------

(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).
(c)  Securities  (partial/entire)  out  on  loan  (Note  2).

   The accompanying notes are an integral part of these financial statements.

24
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER'S  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Large-Cap Fund (Class A with load) returned 18.74% for the year ended December 31, 2003.(1) This compares to 28.69% for the benchmark S&P 500 Index and 29.89% for the benchmark Russell 1000 Index.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     The year 2003 saw equity markets post gains not seen since the bubble years of the late 1990's. The euphoria over the expectations of a stronger economy carried over to the equity markets, especially the tech heavy NASDAQ. The two themes that dominated equity markets in 2003 were a lowering of the equity risk premium and better than expected rebound in corporate profits. The lower equity risk premium helped the riskiest stocks with high growth potential, low market capitalizations and expensive multiples. The rebound in the economy and corporate profits greatly benefited economically sensitive (cyclical) stocks. Valuation and quality of earnings factors were not rewarded during 2003, which led to the fund underperformance.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     In terms of performance during the year, stock selection in Industrial, Healthcare, and Financial sectors were the largest contributors relative to the benchmark. The largest contributors to performance were over-weight positions (relative to benchmark weight) in Capital One Financial Corp., Coventry Health Care, Inc. and Countrywide Financial Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Within the Fund, stock selection in the Technology, Consumer Discretionary, and Materials sectors detracted the most in 2003 relative to the index. The largest detractors were under-weight positions (relative to the benchmark weight) in Texas Instruments, Applied Materials Inc. and QUALCOMM Inc.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     The economic expansion finally accelerated around the middle of 2003, and 2004 could see a continuation of this momentum. For 2004, GDP growth should accelerate, allowing the unemployment rate to fall for the year. First half growth in GDP is predicted to accelerate between 4% and 6%. Consumption will respond to prior tax cuts, tax refunds from retroactive cuts in 2003, and improving job market, while business spending should rise in response to successive quarters of profit expansion. It should be an excellent environment for equities, with predicted GDP expansion, mild inflation, and profits registering further solid gains. Interest rates could be on the rise, but should not be enough to spoil this environment. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as sector rotation, for which there is not adequate compensation by the market.

CHICAGO  EQUITY  PARTNERS,  LLC

     Chicago Equity Partners, LLC ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to be representative of the large-cap arena in general. Investors cannot actually invest in an index.

25
--------------------------------------------------------------------------------

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth  of  $10,000(1)

SINCE  INCEPTION:  7/1/2000

DATE        LARGE-CAP   S&P 500   RUSSELL 1000
----------------------------------------------
7/1/2000 .   9,425.07  10,000.00     10,000.00
7/31/2000.   9,330.82   9,844.00      9,834.00
8/31/2000.  10,593.78  10,455.31     10,561.72
9/30/2000.  10,216.78   9,903.27     10,071.65
10/31/2000   9,462.77   9,861.68      9,949.79
11/30/2000   8,086.71   9,084.58      9,039.38
12/31/2000   7,945.33   9,129.09      9,148.76
1/31/2001.   8,350.61   9,453.18      9,449.75
2/28/2001.   6,993.40   8,591.05      8,568.09
3/31/2001.   6,220.55   8,046.37      7,999.17
4/30/2001.   7,002.83   8,671.58      8,641.50
5/31/2001.   6,908.58   8,729.68      8,700.26
6/30/2001.   6,757.78   8,517.54      8,503.64
7/31/2001.   6,559.85   8,434.07      8,387.14
8/31/2001.   6,041.47   7,906.10      7,876.36
9/30/2001.   5,494.82   7,268.08      7,208.45
10/31/2001   5,739.87   7,406.90      7,358.38
11/30/2001   6,239.40   7,975.01      7,924.98
12/31/2001   6,220.55   8,045.19      8,009.77
1/31/2002.   6,145.15   7,927.73      7,908.05
2/28/2002.   5,909.52   7,774.72      7,750.68
3/31/2002.   6,079.17   8,067.05      8,069.23
4/30/2002.   5,626.77   7,578.19      7,606.87
5/31/2002.   5,504.24   7,522.11      7,539.92
6/30/2002.   5,032.99   6,986.54      6,983.48
7/31/2002.   4,740.81   6,441.59      6,466.70
8/31/2002.   4,806.79   6,484.10      6,500.33
9/30/2002.   4,344.96   5,779.28      5,802.19
10/31/2002   4,684.26   6,287.86      6,284.35
11/30/2002   4,816.21   6,658.21      6,651.99
12/31/2002   4,505.18   6,266.71      6,275.49
1/31/2003.   4,410.93   6,102.52      6,123.62
2/28/2003.   4,401.51   6,010.98      6,028.70
3/31/2003.   4,514.61   6,069.29      6,091.40
4/30/2003.   4,787.94   6,569.40      6,582.98
5/31/2003.   5,004.71   6,915.60      6,958.21
6/30/2003.   5,051.84   7,004.12      7,050.06
7/31/2003.   5,174.36   7,127.61      7,190.54
8/31/2003.   5,240.34   7,266.60      7,336.50
9/30/2003.   5,212.06   7,189.58      7,261.67
10/31/2003   5,485.39   7,596.51      7,687.21
11/30/2003   5,560.79   7,663.36      7,779.45
12/31/2003   5,673.89   8,064.92      8,152.09

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                    INCEPTION                       SINCE
                       DATE     1 YEAR   5 YEARS  INCEPTION
-----------------------------------------------------------
Large-Cap A. . . .  07/01/2000   18.74%  n/a         -14.93%
Large-Cap B. . . .  07/01/2000   20.21%  n/a         -14.68%
Large-Cap C. . . .  07/01/2000   23.12%  n/a         -14.14%
Large-Cap Y. . . .  07/01/2000   26.50%  n/a         -13.12%
S&P 500 Index. . .  07/01/2000   28.69%  n/a          -5.96%
Russell 1000 Index  07/01/2000   29.89%  n/a          -5.67%

26
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003


SHARES OR
PRINCIPAL AMOUNT                                          VALUE
-----------------------------------------------------------------

COMMON STOCKS (97.4%)

APPAREL AND OTHER FINISHED PRODUCTS (0.8%)
600                  Claire's Stores, Inc. .             $ 11,304
1,000                Ross Stores, Inc                      26,430
                                                        ---------
                                                           37,734
                                                        ---------

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.8%)
400                  AutoZone, Inc. (a)                    34,084
                                                        ---------

AUTOMOTIVE REPAIR, SERVICES, PARKING (0.7%)
900                  Ryder System, Inc                     30,749
                                                        ---------

BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (3.1%)
2,660                The Home Depot, Inc                   94,431
800                  Lowe's Companies, Inc                 44,312
                                                        ---------
                                                          138,743
                                                        ---------

BUSINESS SERVICES (11.5%)
1,900                Cendant Corp. (a)                     42,314
1,200                Citrix Systems, Inc. (a)              25,487
500                  Computer Sciences Corp. (a)           22,115
700                  Electronic Arts, Inc. (a)             33,502
600                  GTECH Holdings Corp                   29,694
500                  InterActiveCorp (a) .                 16,979
7,800                Microsoft Corp                       214,857
5,100                Oracle Corp. (a)                      67,332
1,300                Rent-A-Center, Inc. (a)               38,846
1,100                Sungard Data Systems, Inc. (a)        27,714
                                                        ---------
                                                          518,840
                                                        ---------

CHEMICALS AND ALLIED PRODUCTS (15.1%)
300                  Abbott Laboratories, Inc              13,980
1,400                Amgen, Inc. (a)                       86,507
100                  Avon Products, Inc .                   6,749
1,100                Bristol-Myers Squibb Co               31,458
600                  Clorox Corp                           29,136
500                  Cytec Industries, Inc. (a)            19,195
300                  Genetech, Inc. (a)                    28,071
200                  Invitrogen Corp. (a) .                14,000
800                  Merck & Co., Inc                      36,960
675                  Mylan Laboratories, Inc               17,051
7,760                Pfizer, Inc                          274,186
600                  The Procter & Gamble Co               59,928
1,400                Wyeth                                 59,466
                                                        ---------
                                                          676,687
                                                        ---------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.3%)
700                  Comcast Corp. - Class A (a)           23,049
1,200                Nextel Communications, Inc. -
                     Class A (a)                           33,693
                                                        ---------
                                                           56,742
                                                        ---------

DEPOSITORY INSTITUTIONS (2.0%)
500                  Banc One Corp                         22,795
700                  Citigroup, Inc                        34,003
700                  Wachovia Corp                         32,619
                                                        ---------
                                                           89,417
                                                        ---------

EATING AND DRINKING PLACES (0.7%)
800                  Applebee's International, Inc         31,401
                                                        ---------

EDUCATIONAL SERVICES (0.5%)
300                  University of Phoenix Online (a)      20,679
                                                        ---------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (12.7%)
1,000                Fairchild Semiconductor
                     International, Inc. - Class A (a)     24,970
6,760                General Electric Co.                 209,463
6,800                Intel Corp                           218,990
500                  National Semiconductor Corp. (a)      19,756
500                  Rockwell Collins, Inc                 15,015
300                  Scientific-Atlanta , Inc               8,190
300                  Silicon Laboratories, Inc. (a)        12,966
1,500                Texas Instruments, Inc                44,083
400                  UTStarcom, Inc. (a) .                 14,828
                                                        ---------
                                                          568,261
                                                        ---------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (1.0%)
200                  Cephalon, Inc. (a) (c)                 9,682
600                  Moody's Corp                          36,330
                                                        ---------
                                                           46,012
                                                        ---------

FABRICATED METAL PRODUCTS (0.9%)
200                  Fortune Brands, Inc.                  14,298
700                  Gillette Co                           25,711
                                                        ---------
                                                           40,009
                                                        ---------

FOOD AND KINDRED PRODUCTS (5.1%)
800                  Anheuser-Busch Companies, Inc         42,144
1,720                The Coca-Cola Co                      87,314
400                  Hershey Foods Corp.                   30,796
1,080                PepsiCo, Inc                          50,349
300                  Wm. Wrigley Jr. Co.                   16,863
                                                        ---------
                                                          227,466
                                                        ---------

GENERAL MERCHANDISE STORES (2.8%)
800                  Federated Department Stores, Inc      37,704
300                  Sears Roebuck & Co                    13,647
1,390                Wal-Mart Stores, Inc                  73,740
                                                        ---------
                                                          125,091
                                                        ---------

HEALTH SERVICES (2.2%)
700                  Coventry Health Care, Inc. (a)        45,143
605                  Medco Health Solutions, Inc. (a)      20,564
100                  Pharmaceutical Resources, Inc. (a)     6,515
600                  Watson Pharmaceuticals, Inc. (a)      27,600
                                                        ---------
                                                           99,822
                                                        ---------

HOME FURNITURE AND EQUIPMENT STORE (0.5%)
400                  Best Buy Co., Inc                     20,896
                                                        ---------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (11.0%)
2,300                Applied Materials, Inc. (a)           51,654
7,000                Cisco Systems, Inc. (a)              170,085
2,600                Dell Computer Corp. (a)               88,286
1,700                EMC Corp. (a)                         21,985
600                  Foundry Networks, Inc. (a)            16,416
300                  Illinois Tool Works .                 25,173
200                  International Business
                     Machines Corp                         18,536
300                  Lexmark International, Inc. (a)       23,592
500                  Network Appliance, Inc. (a)           10,293
200                  Sandisk Corp. (a)                     12,228
700                  Smith International, Inc. (a)         29,032
400                  Varian Medical Systems, Inc. (a)      27,640
                                                        ---------
                                                          494,920
                                                        ---------

   The accompanying notes are an integral part of these financial statements.

27
--------------------------------------------------------------------------------

CONSECO  LARGE-CAP  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
------------------------------------------------------------------------

INSURANCE CARRIERS (4.3%)
900                   The Allstate Corp                       $   38,717
500                   American International Group, Inc           33,140
1,700                 Old Republic International Corp             43,120
700                   UnitedHealth Group, Inc                     40,715
400                   Wellpoint Health Networks, Inc. (a)         38,796
                                                              ----------
                                                                 194,488
                                                              ----------

LEATHER AND LEATHER PRODUCTS (0.2%)
200                   Timberland Co. (a) .                        10,414
                                                              ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.9%)
300                   Beckman Coulter, Inc                        15,249
900                   Becton Dickinson & Co                       37,026
500                   Boston Scientific Corp. (a)                 18,402
300                   C.R. Bard, Inc                              24,375
1,200                 Guidant Corp                                72,240
600                   Tektronix, Inc                              18,960
500                   Zimmer Holdings, Inc. (a)                   35,200
                                                              ----------
                                                                 221,452
                                                              ----------

MISCELLANEOUS RETAIL (0.6%)
800                   CVS Corp                                    28,896
                                                              ----------

MOTION PICTURES (1.1%)
2,100                 Walt Disney Co                              49,000
                                                              ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.6%)
700                   Capital One Financial Corp                  42,903
567                   Countrywide Financial Corp                  43,010
1,300                 MBNA Corp                                   32,314
                                                              ----------
                                                                 118,227
                                                              ----------

OIL AND GAS  EXTRACTION (0.5%)
500                   Newfield Exploration Co. (a)                22,270
                                                              ----------

PAPER AND ALLIED PRODUCTS (2.3%)
1,200                 3M Co                                      102,036
                                                              ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.3%)
800                   Harte-Hanks, Inc                            17,392
300                   The McGraw-Hill Companies, Inc              20,976
500                   Viacom, Inc. - Class B                      22,190
                                                              ----------
                                                                  60,558
                                                              ----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.6%)
500                   Sealed Air Corp. (a) .                      27,070
                                                              ----------

SECURITY & COMMODITY BROKERS (1.4%)
500                   Merrill Lynch & Co., Inc                    29,325
75                    NVR, Inc. (a)                               34,950
                                                              ----------
                                                                  64,275
                                                              ----------

TOBACCO PRODUCTS (0.5%)
400                   Altria Group, Inc                           21,768
                                                              ----------

TRANSPORTATION BY AIR (0.5%)
300                   FedEx Corp                                  20,250
                                                              ----------

TRANSPORTATION EQUIPMENT (1.4%)
500                   Harley-Davidson, Inc                        23,765
400                   United Technologies Corp                    37,908
                                                              ----------
                                                                  61,673
                                                              ----------

WHOLESALE TRADE-DURABLE GOODS (2.5%)
2,140                 Johnson & Johnson Co                       110,552
                                                              ----------

                      TOTAL COMMON STOCK (cost $3,853,165)     4,370,482
                                                              ----------

SHORT-TERM INVESTMENTS (0.2%)
$9,900                DAI Securities, Repurchase Agreement,
                      1.030%, due 01/02/2004 (b)                   9,900
                                                              ----------
                      TOTAL SHORT-TERM INVESTMENTS
                      (cost $9,900)                                9,900
                                                              ----------

                      TOTAL INVESTMENTS
                      (cost $3,863,075) (97.6%)                4,380,382
                                                              ----------
                      OTHER ASSETS, LESS LIABILITIES (2.4%)      107,974
                                                              ----------
                      TOTAL NET ASSETS (100.0%)               $4,488,356
                                                              ----------
                                                              ----------

(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).
(c)  Securities  (partial/entire)  out  on  loan  (Note  2).

   The accompanying notes are an integral part of these financial statements.

28
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER'S  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Balanced Fund (Class A with load) returned 16.68% for the year ended December 31, 2003.(1) This compares to 4.10% for the benchmark Lehman Brothers Aggregate Bond Index and 35.63% for the benchmark S&P MidCap 400 Index.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     The year 2003 saw equity markets post gains not seen since the bubble years of the late 1990's. The euphoria over the expectations of a stronger economy carried over to the equity markets, especially the tech heavy NASDAQ. The two themes that dominated equity markets in 2003 were a lowering of the equity risk premium and better than expected rebound in corporate profits. The lower equity risk premium helped the riskiest stocks with high growth potential, low market capitalizations and expensive multiples. The rebound in the economy and corporate profits greatly benefited economically sensitive (cyclical) stocks.Valuation and quality of earnings factors were not rewarded during 2003.

     The fixed income performance was a result to the portfolio structure and its overweight to corporate bonds. The corporate bond sector experienced significant spread contraction during the year as companies reduced leverage through excess cash flow and sold off non-core businesses. The return of fiscal discipline helped alleviate fears in the capital market which had forced credit spreads to historic wide levels in the prior year. In addition, our increased exposure to the high yield sector helped add incremental return through the year.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     In terms of performance during the year, for the equity portion stock selection in Healthcare, Industrial and Materials sectors were the largest contributors relative to the benchmark. The largest contributors to performance were over-weight positions (relative to benchmark weight) in Centex Corp., Freeport-McMoRan Copper & Gold Inc., and Countrywide Financial Corp.

     The Fund's performance was aided on the fixed income side by several of our investment holdings including Kraft Foods, Sprint and Tyco. Kraft has been under some scrutiny as its parent company, Phillip Morris, endures the tobacco litigation pain. Kraft's underlying businesses are strong and performing well. In order to preserve the enterprise value of Kraft, we believe that there is a strong probability that Phillip Morris will spin-off Kraft. Sprint has done an excellent job of focusing on its core business and cutting costs. In spite of the highly publicized lawsuits surrounding Tyco's ex-chairman, the fundamentals of Tyco's underlying businesses appear solid and the new management team has done a good job of reducing debt and selling non-core businesses.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Within the equity portion of the Fund, stock selection in the Consumer Discretionary, Technology and Financial sectors detracted the most in 2003 relative to the index. The largest detractors were under-weight positions (relative to the benchmark weight) in Comcast Corp., FleetBoston Financial Corp., and MBNA Corp.

     While the credit markets improved through the year, our fixed income holdings in tobacco settlement bonds lagged the recovery. The tobacco settlement structures were created by certain states to prefund the long payouts associated with the settlement of tobacco litigation. As tobacco companies make payments into the Master Settlement Agreement, they are funneled to the states to pay interest and principal on these bonds outstanding. With the overhang of the tobacco litigation, these structured deals did not perform well last year.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Going forward, the economic expansion finally accelerated around the middle of 2003, and 2004 could see a continuation of this momentum. For 2004, GDP growth is predicted to accelerate, allowing the unemployment rate to fall for the year. First half growth in GDP is predicted to accelerate between 4% and 6%. Consumption will respond to prior tax cuts, tax refunds from retroactive cuts in 2003, and improving job market, while business spending should rise in response to successive quarters of profit expansion. It should be an excellent environment for equities, with predicted GDP expansion, mild inflation, and profits registering further solid gains. Interest rates could be on the rise, but should not be enough to spoil this environment. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

     For fixed income, we believe we are in a period of relative low interest rates, however, with the strength of the economic recovery, the risks of an increase in interest rates from the current levels is pretty high. The credit markets have improved significantly and we remain positive on the outlook for credit. In addition, we expect the mortgage-backed securities sector to underperform in a rising interest rate environment.

CHICAGO  EQUITY  PARTNERS,  LLP  GREGORY  J.  HAHN,  CFA
                                 Chief  Investment  Officer
                                 40|86  Advisors,  Inc.

Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief investment officer and senior vice president at 40|86 Advisors, Inc. ("40|86"), share responsibility for managing this Fund.

In business since 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

Hahn is the portfolio manager for the fixed-income portion of the Fund, as well as institutional fixed-income accounts for 40|86.

29
--------------------------------------------------------------------------------

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth  of  $10,000(1)

SINCE  INCEPTION:  1/2/1997

DATE        BALANCED      LBA      S&P 400
-------------------------------------------
1/2/1997 .   9,425.07  10,000.00  10,000.00
1/31/1997.   9,557.02  10,031.00  10,625.00
2/28/1997.   9,434.50  10,056.08  10,707.88
3/31/1997.   9,123.47   9,944.46  10,267.78
4/30/1997.   9,123.47  10,093.62  10,880.77
5/31/1997.   9,720.33  10,189.51  11,543.41
6/30/1997.  10,051.92  10,310.77  12,060.55
7/31/1997.  10,623.59  10,589.16  13,020.57
8/31/1997.  10,709.35  10,499.15  12,291.42
9/30/1997.  11,447.76  10,653.49  12,964.99
10/31/1997  11,083.73  10,807.96  12,531.96
11/30/1997  11,112.47  10,857.68  13,112.19
12/31/1997  11,045.41  10,967.34  13,337.72
1/31/1998.  11,261.58  11,107.72  13,485.77
2/28/1998.  11,920.39  11,098.84  14,458.09
3/31/1998.  12,508.18  11,136.57  15,198.34
4/30/1998.  12,570.82  11,194.48  15,351.85
5/31/1998.  12,153.19  11,300.83  15,087.80
6/30/1998.  12,450.75  11,396.89  15,700.36
7/31/1998.  11,968.25  11,420.82  15,533.94
8/31/1998.  10,678.07  11,606.98  13,287.73
9/30/1998.  10,992.75  11,878.58  14,139.47
10/31/1998  11,172.26  11,815.63  15,289.01
11/30/1998  11,710.81  11,882.98  16,215.53
12/31/1998  12,420.43  11,918.63  17,149.54
1/31/1999.  12,335.43  12,003.25  17,866.39
2/28/1999.  11,952.94  11,793.19  17,310.75
3/31/1999.  12,360.93  11,858.05  18,003.18
4/30/1999.  12,670.76  11,896.00  18,699.90
5/31/1999.  12,553.24  11,791.31  18,258.58
6/30/1999.  13,321.92  11,753.58  19,271.93
7/31/1999.  13,343.37  11,704.22  18,670.65
8/31/1999.  13,364.83  11,698.37  18,577.30
9/30/1999.  13,443.66  11,834.07  18,068.28
10/31/1999  13,960.73  11,877.85  19,212.00
11/30/1999  14,714.78  11,876.66  19,602.00
12/31/1999  16,088.17  11,819.66  20,756.56
1/31/2000.  16,064.36  11,780.65  19,714.58
2/29/2000.  18,946.18  11,923.20  19,341.98
3/31/2000.  18,621.42  12,080.58  21,233.62
4/30/2000.  17,497.92  12,045.55  20,594.49
5/31/2000.  16,732.98  12,039.53  20,172.30
6/30/2000.  18,196.09  12,289.95  20,670.56
7/31/2000.  18,148.08  12,401.79  20,348.10
8/31/2000.  19,852.46  12,581.61  21,611.71
9/30/2000.  19,480.62  12,660.88  20,470.62
10/31/2000  18,673.44  12,744.44  20,384.64
11/30/2000  16,962.72  12,953.45  18,778.33
12/31/2000  17,260.89  13,194.38  18,870.34
1/31/2001.  17,556.89  13,409.45  19,540.24
2/28/2001.  16,933.75  13,526.11  17,758.17
3/31/2001.  16,263.89  13,593.74  16,632.30
4/30/2001.  17,016.70  13,536.65  17,924.63
5/31/2001.  17,079.43  13,617.87  18,044.73
6/30/2001.  16,821.67  13,669.62  17,606.24
7/31/2001.  16,821.67  13,975.82  17,433.70
8/31/2001.  16,317.18  14,136.54  16,342.35
9/30/2001.  15,522.94  14,300.52  15,023.52
10/31/2001  15,681.66  14,599.40  15,310.47
11/30/2001  16,157.82  14,397.93  16,484.78
12/31/2001  16,161.41  14,305.79  16,629.85
1/31/2002.  16,065.69  14,421.66  16,387.05
2/28/2002.  15,874.24  14,561.55  16,070.78
3/31/2002.  16,164.44  14,319.83  16,675.05
4/30/2002.  15,747.09  14,597.64  15,664.54
5/31/2002.  15,714.98  14,721.72  15,548.62
6/30/2002.  14,957.65  14,849.79  14,441.56
7/31/2002.  14,116.79  15,029.48  13,315.12
8/31/2002.  14,359.34  15,283.48  13,403.00
9/30/2002.  13,550.01  15,531.07  11,946.09
10/31/2002  13,990.26  15,459.62  12,997.35
11/30/2002  14,495.74  15,454.99  13,762.89
12/31/2002  14,146.60  15,774.91  12,953.63
1/31/2003.  14,097.37  15,789.10  12,614.25
2/28/2003.  14,080.96  16,006.99  12,425.03
3/31/2003.  14,262.55  15,994.19  12,545.56
4/30/2003.  15,041.11  16,126.94  13,579.31
5/31/2003.  15,604.32  16,426.90  14,294.94
6/30/2003.  15,803.76  16,394.05  14,477.92
7/31/2003.  15,853.72  15,842.88  14,733.18
8/31/2003.  16,053.55  15,947.44  15,020.47
9/30/2003.  16,131.09  16,370.05  14,861.26
10/31/2003  16,817.16  16,217.81  15,702.40
11/30/2003  17,034.70  16,256.73  15,840.58
12/31/2003  17,521.35  16,422.55  16,670.63

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                      INCEPTION                        SINCE
                         DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
Balanced A . . . . .  01/02/1997   16.68%     5.87%       8.34%
Balanced B . . . . .  02/10/1998   18.42%     6.37%       6.68%
Balanced C . . . . .  02/13/1998   21.10%     6.41%       6.50%
Balanced Y . . . . .  01/02/1997   24.51%     7.67%       9.81%
LBA Index. . . . . .  01/02/1997    4.10%     6.62%       7.34%
S&P MidCap 400 Index  01/02/1997   35.63%     9.21%      13.64%

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general. Investors cannot actually invest in an index.

30
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                          VALUE
------------------------------------------------------------------

COMMON STOCKS (72.0%)

APPAREL AND ACCESSORY STORES (0.2%)
2,700                Foot Locker, Inc                   $   63,315
                                                        ----------

APPAREL AND OTHER FINISHED PRODUCTS (0.2%)
2,800                Claire's Stores, Inc                   52,752
                                                        ----------

BUILDING CONSTRUCTION, GENERAL CONSTRUCTION (0.8%)
2,400                Centex Corp. (e)                      258,360
                                                        ----------

BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (1.3%)
8,070                The Home Depot, Inc                   286,487
2,300                Lowe's Companies, Inc                 127,418
                                                        ----------
                                                           413,905
                                                        ----------

BUSINESS SERVICES (5.0%)
8,000                Cendant Corp. (a)                     178,165
5,700                Citrix Systems, Inc. (a)              120,897
900                  Computer Sciences Corp. (a)            39,807
1,600                Electronic Arts, Inc. (a)              76,448
2,400                GTECH Holdings Corp                   118,792
20,800               Microsoft Corp                        572,968
1,600                NCR Corp. (a)                          62,080
16,500               Oracle Corp. (a)                      217,875
3,550                Rent-A-Center, Inc. (a)               106,074
1,238                Sotheby's Holdings, Inc. (a)           16,911
3,100                Sungard Data Systems, Inc. (a)         85,910
                                                        ----------
                                                         1,595,927
                                                        ----------

CHEMICALS AND ALLIED PRODUCTS (7.6%)
3,100                Amgen, Inc. (a)                       191,567
1,300                Avon Products, Inc                     87,727
4,500                Bristol-Meyers Squibb Co              128,700
900                  Clorox Corp                            43,704
3,300                Cytec Industries, Inc. (a)            126,678
1,100                Genetech, Inc. (a)                    102,958
800                  Invitrogen Corp. (a) (e)               56,000
3,970                Merck & Co., Inc                      183,453
2,850                Mylan Laboratories, Inc                71,991
22,740               Pfizer, Inc                           803,576
3,000                Praxair, Inc                          114,600
2,700                The Procter & Gamble Co               269,704
1,600                Sigma-Aldrich Corp. (e)                91,488
3,900                Wyeth                                 165,555
                                                        ----------
                                                         2,437,701
                                                        ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.8%)
17,400               BellSouth Corp                        492,544
3,400                Comcast Corp. - Class A (a)           111,758
8,000                Nextell Communications, Inc. -
                     Class A (a)                           224,542
4,800                Sprint Corp                            78,816
                                                        ----------
                                                           907,660
                                                        ----------

DEPOSITORY INSTITUTIONS (8.5%)
4,500                Bank of America Corp                  361,943
7,000                Banc One Corp                         319,137
12,332               Citigroup, Inc                        598,718
3,000                First Tennessee National Corp         132,300
900                  Golden West Financial Corp             92,871
8,900                JP Morgan Chase & Co                  326,932
3,000                UnionBanCal Corp                      172,650
12,100               Wachovia Corp                         563,762
1,600                Wells Fargo & Co                       94,224
1,400                Zions Bancorporation                   85,862
                                                        ----------
                                                         2,748,399
                                                        ----------

EATING AND DRINKING PLACES (0.5%)
4,400                Applebee's International, Inc         172,788
                                                        ----------

EDUCATIONAL SERVICES (0.2%)
1,200                University of Phoenix Online (a)       82,633
                                                        ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.2%)
4,500                Entergy Corp                          257,086
4,700                Exelon Corp                           311,882
7,000                ONEOK, Inc                            154,537
                                                        ----------
                                                           723,505
                                                        ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.0%)
13,990               General Electric Co.                  433,603
21,060               Intel Corp                            678,369
3,000                National Semiconductor Corp. (a)      118,230
2,300                Polycom, Inc. (a) (e)                  44,896
1,800                Rockwell Collins, Inc                  54,054
2,600                Scientific-Atlanta, Inc                70,980
600                  Silicon Laboratories, Inc. (a)         25,932
3,600                Texas Instruments, Inc                105,768
2,000                UTStarcom, Inc. (a) .                  74,140
                                                        ----------
                                                         1,605,972
                                                        ----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.4%)
400                  Cephalon, Inc. (a) (e)                 19,364
1,600                Moody's Corp                           96,878
                                                        ----------
                                                           116,242
                                                        ----------

FABRICATED METAL PRODUCTS (0.6%)
1,300                Fortune Brands, Inc.                   92,937
3,200                Gillette Co                           117,563
                                                        ----------
                                                           210,500
                                                        ----------

FOOD AND KINDRED PRODUCTS (2.5%)
2,000                Anheuser-Busch Companies, Inc         105,360
4,950                The Coca-Cola Co                      251,260
1,600                Hershey Foods Corp.                   123,184
2,730                PepsiCo, Inc                          127,272
9,800                Tyson Foods, Inc. - Class A           129,752
1,200                Wm. Wrigley Jr. Co.                    67,452
                                                        ----------
                                                           804,280
                                                        ----------

FOOD STORES (0.3%)
5,400                Kroger Co. (a)                         99,954
                                                        ----------

FURNITURE AND FIXTURES (0.3%)
1,500                Lear Corp                              91,995
                                                        ----------

GENERAL MERCHANDISE STORES (1.4%)
4,100                Federated Department Stores, Inc      193,231
1,600                Sears Roebuck & Co                     72,797
3,240                Wal-Mart Stores, Inc                  171,914
                                                        ----------
                                                           437,942
                                                        ----------

   The accompanying notes are an integral part of these financial statements.

31
--------------------------------------------------------------------------------

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------

HEALTH SERVICES (1.2%)
1,900                Coventry Health Care, Inc. (a)            $   122,445
2,997                Medco Health Solutions, Inc. (a)              101,868
600                  Pharmaceutical Resources, Inc. (a)             39,090
2,700                Watson Pharmaceuticals. Inc. (a)              124,200
                                                               -----------
                                                                   387,603
                                                               -----------

HOME FURNITURE AND EQUIPMENT STORES (0.6%)
3,500                Best Buy Co., Inc                             182,856
                                                               -----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (6.1%)
6,100                Applied Materials, Inc. (a)                   136,984
16,940               Cisco Systems, Inc. (a)                       411,638
7,900                Dell Computer Corp. (a)                       268,253
6,900                EMC Corp. (a)                                  89,148
2,000                Foundry Networks, Inc. (a)                     54,720
6,543                Hewlett-Packard Co.                           150,340
2,000                Illinois Tool Works .                         167,820
1,700                Ingersoll-Rand Co. - Class A                  115,413
1,780                International Business
                     Machines Corp                                 164,987
1,000                Lexmark International, Inc. (a)                78,683
1                    Riverstone Networks, Inc. (a)                       1
3,000                Smith International, Inc. (a)                 124,560
2,900                Storage Technology Corp. (a)                   74,675
1,300                Varian Medical Systems, Inc. (a)               89,830
2,600                Western Digital Corp. (a)                      30,654
                                                               -----------
                                                                 1,957,706
                                                               -----------

INSURANCE CARRIERS (3.5%)
4,000                The Allstate Corp                             172,080
3,015                American International Group, Inc             199,865
2,000                Hartford Financial Services Group, Inc.       118,060
2,300                Lincoln National Corp                          92,851
3,300                Metlife, Inc                                  111,111
3,600                Old Republic International Corp                91,296
2,600                Torchmark Corp                                118,412
2,400                UnitedHealth Group, Inc                       139,621
900                  WellPoint Health Networks, Inc. (a)            87,291
                                                               -----------
                                                                 1,130,587
                                                               -----------

LEATHER AND LEATHER PRODUCTS (0.1%)
800 . . . . . . . .  Timberland Co. (a) .                           41,656
                                                               -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.3%)
4,200                Becton Dickinson & Co                         172,788
2,000                Boston Scientific Corp. (a)                    73,520
1,000                C.R. Bard, Inc                                 81,250
2,600                Guidant Corp                                  156,513
2,000                Tektronix, Inc                                 63,200
2,600                Zimmer Holdings, Inc. (a)                     183,006
                                                               -----------
                                                                   730,277
                                                               -----------

METAL MINING  (0.7%)
5,400                Freeport-McMoRan Copper &
                     Gold, Inc. (e)                                227,497
                                                               -----------

MISCELLANEOUS RETAIL (0.2%)
2,100                CVS Corp                                       75,852
                                                               -----------

MOTION PICTURES (1.4%)
9,460                Time Warner, Inc. (a)                         170,243
12,400               Walt Disney Co                                289,322
                                                               -----------
                                                                   459,565
                                                               -----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.8%)
2,800                Capital One Financial Corp                    171,642
2,967                Countrywide Financial Corp                    225,051
2,500                Prudential Financial, Inc                     104,425
2,050                Washington Mutual, Inc                         82,246
                                                               -----------
                                                                   583,364
                                                               -----------

OIL AND GAS EXTRACTION (1.5%)
2,400                Burlington Resources, Inc                     132,831
2,300                Newfield Exploration Co. (a)                  102,429
5,600                Occidental Petroleum Corp                     236,497
                                                               -----------
                                                                   471,757
                                                               -----------

PAPER AND ALLIED PRODUCTS (1.2%)
4,400                3M Co                                         374,198
                                                               -----------

PETROLEUM REFINING AND RELATED INDUSTRIES (2.2%)
3,810                ChevronTexaco Corp                            329,119
9,620                Exxon Mobil Corp                              394,467
                                                               -----------
                                                                   723,586
                                                               -----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.6%)
2,150                Harte-Hanks, Inc                               46,763
2,700                The McGraw-Hill Companies, Inc                188,783
6,200                Viacom, Inc. - Class B                        275,279
                                                               -----------
                                                                   510,825
                                                               -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
4,200                CarrAmerica Realty Corp                       124,983
7,100                General Growth Properties, Inc                197,008
                                                               -----------
                                                                   321,991
                                                               -----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.4%)
2,200                Sealed Air Corp. (a) .                        119,168
                                                               -----------

SECURITY AND COMMODITY BROKERS (1.3%)
2,800                Bear Stearns Companies, Inc                   223,900
3,500                Merrill Lynch & Co., Inc                      205,303
                                                               -----------
                                                                   429,203
                                                               -----------

TOBACCO PRODUCTS (0.9%)
5,220                Altria Group, Inc                             284,179
                                                               -----------

TRANSPORTATION BY AIR (0.5%)
2,500                FedEx Corp                                    168,717
                                                               -----------

TRANSPORTATION EQUIPMENT (2.4%)
1,800                General Motors Corp. (e)                       96,147
1,800                Harley-Davidson, Inc                           85,558
3,500                J.B. Hunt (a)                                  94,535
1,100                Northrop Grumman Corp                         105,205
3,400                Textron, Inc                                  194,017
2,040                United Technologies Corp                      193,338
                                                               -----------
                                                                   768,800
                                                               -----------

WHOLESALE TRADE-DURABLE GOODS (1.1%)
3,600                Avnet, Inc. (a)                                77,976
5,380                Johnson & Johnson Co                          277,958
                                                               -----------
                                                                   355,934
                                                               -----------

WHOLESALE TRADE-NON-DURABLE GOODS (0.2%)
1,800                SYSCO Corp                                     67,014
                                                               -----------

                     TOTAL COMMON STOCKS (cost $19,907,327)     23,196,165
                                                               -----------

   The accompanying notes are an integral part of these financial statements.

32
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------

PREFERRED STOCKS (0.5%)

NONDEPOSITORY CREDIT INSTITUTIONS 0.5%)
135                   Centaur Funding Corp., (b)
                      Cost - $159,265;
                      Acquired - 07/22/2003 (a)                 $  166,008
                                                                ----------

                      TOTAL PREFERRED STOCKS (cost $159,265).      166,008
                                                                ----------

CORPORATE BONDS (20.8%)

AMUSEMENT & RECREATIONAL SERVICES (0.3%)
$80,000               Six Flags, Inc., 8.875%, due
                      02/01/2010 (e)                                82,500
                                                                ----------

CHEMICALS AND ALLIED PRODUCTS (1.1%)
80,000                Lyondell Chemical Co., Series A,
                      11.125%, due 07/15/2012                       89,200
40,000                Polyone Corp., 10.625%,
                      due 05/15/2010 .                              40,200
190,000               Terra Capital, Inc., 12.875%,
                      due 10/15/2008 .                             225,150
                                                                ----------
                                                                   354,550
                                                                ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.4%)
105,000               AT&T Wireless Services, Inc.,
                      8.750%, due 03/01/2031                       130,010
110,000               DirecTV Holdings, 8.375%, due
                      03/15/2013                                   128,150
75,000                EchoStar Broadband Corp., 10.375%,
                      due 10/01/2007 .                              82,594
300,000               Nextel Communications, Inc., 9.375%
                      due 11/15/2009 .                             328,500
135,000               Sprint Capital Corp., 6.875%,
                      due 11/15/2028 .                             132,200
190,000               TCI Communications, Inc., 6.875%,
                      due 02/15/2006 (e)                           206,394
80,000                Triton PCS, Inc., 8.500%,
                      due 06/01/2013 .                              86,400
                                                                ----------
                                                                 1,094,248
                                                                ----------

DEPOSITORY INSTITUTIONS (0.1%)
30,000                Union Planters Bank, 6.500%,
                      due 03/15/2008 .                              32,391
                                                                ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (0.8%)
120,000               Allied Waste North America, 8.875%,
                      due 04/01/2008 .                             135,000
105,000               Southern Natural Gas Co., 8.875%,
                      due 03/15/2010 .                             118,650
                                                                ----------
                                                                   253,650
                                                                ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.2%)
270,000               Celestica, Inc., 0.000% (c),
                      due 08/01/2020 .                             144,113
195,000               Nortel Networks Ltd., 6.125%,
                      due 02/15/2006 .                             198,413
                                                                ----------

SHARES OR
PRINCIPAL AMOUNT                                             VALUE
---------------------------------------------------------------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (cont.)
$145,000            Tyco International Group, 6.000%,
                    due 11/15/2013, (b) Cost - $144,375;
                    Acquired - 11/06/2003                  $  150,075
535,000             Tyco International Group, 6.875%,
                    due 01/15/2029 .                          548,910
                                                           ----------
                                                            1,041,511
                                                           ----------

FOOD AND KINDRED PRODUCTS (0.7%)
195,000. . . . . .  Kraft Foods, Inc., 6.250%,
                    due 06/01/2013 .                          212,873
                                                           ----------

FOOD STORES (0.5%)
140,000             Kroger Co., 7.000%,
                    due 05/01/2018 .                          156,977
                                                           ----------

GENERAL MERCHANDISE STORES (0.4%)
115,000             JC Penney Co., Inc., 8.000%,
                    due 03/01/2010 .                          132,394
                                                           ----------

HOTELS, OTHER LODGING PLACES (1.7%)
200,000             Hyatt Equities LLC, 6.875%,
                    due 06/15/2007, (b)
                    Cost - $199,506;
                    Acquired - 06/13/2002                     215,025
175,000             Park Place Entertainment, 8.875%,
                    due 09/15/2008 .                          198,625
135,000             Vail Resorts, Inc., 8.750%,
                    due 05/15/2009 .                          143,100
                                                           ----------
                                                              556,750
                                                           ----------

INSURANCE CARRIERS (0.7%)
250,000             RenaissanceRe Holdings, Ltd.,
                    7.000%, due 07/15/2008                    272,181
                                                           ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.6%)
165,000             Georgia-Pacific Corp., 7.700%,
                    due 06/15/2015 .                          172,425
                                                           ----------

MEASURING INSTRUMENTS, PHOTO GOODS. WATCHES (0.6%)
105,000             Guidant Corp., 6.150%,
                    due 02/15/2006 .                          112,493
90,000              PLC Trust 2003-1, 2.709%, due
                    03/31/2006, (b) Cost - $90,000;
                    Acquired - 12/12/2003                      90,000
                                                           ----------
                                                              202,493
                                                           ----------

PAPER AND ALLIED PRODUCTS (0.0%)
15,000              Boise Cascade Co., 6.500%,
                    due 11/01/2010 .                           15,669
                                                           ----------

PERSONAL SERVICES (0.5%)
145,00              Service Corp. International, 6.875%,
                    due 10/01/2007 .                          150,800
                                                           ----------

PIPE LINES, EXCEPT NATURAL GAS (0.7%)
230,000             Dynegy-Roseton Danskamme, 7.670%,
                    due 11/08/2016 .                          219,794
                                                           ----------

   The accompanying notes are an integral part of these financial statements.

33
--------------------------------------------------------------------------------

CONSECO  BALANCED  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
-------------------------------------------------------------------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.3%)
$55,000             Moore North American Finance,
                    7.875%, due 01/15/2011, (b)
                    Cost - $54,614; Acquired -
                    03/11/2003                                 $   62,563
75,000              News America, Inc., 7.625%, due
                    11/30/2028                                     83,857
135,000             Quebecor Media, Inc., 11.125%,
                    due 07/15/2011 .                              156,938
30,000              R.H. Donnelley Financial Corp., 8.875%,
                    due 12/15/2010, (b) Cost - $30,000;
                    Acquired - 11/26/2002                          33,900
75,000              R.H. Donnelley Financial Corp., 10.875%,
                    due 12/15/2012, (b) Cost - $75,000;
                    Acquired - 11/26/2002                          89,344
                                                               ----------
                                                                  426,602
                                                               ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.9%)
150,000             Health Care REIT, Inc., 7.500%,
                    due 08/15/2007 .                              169,107
150,000             Hospitality Properties, 6.750%,
                    due 02/15/2013 .                              157,430
130,000             ISTAR Financial, Inc., 8.750%,
                    due 08/15/2008 .                              150,800
125,000             Senior Housing Trust, 8.625%,
                    due 01/15/2012 .                              136,875
                                                               ----------
                                                                  614,212
                                                               ----------

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.7%)
475,000             Owens-Brockway Glass, 8.875%,
                    due 02/15/2009 .                              523,094
                                                               ----------

TOBACCO PRODUCTS (0.5%)
175,000             Universal Corp., Series B, 7.500%,
                    due 01/26/2004 .                              175,000
                                                               ----------

WHOLESALE TRADE - NON DURABLE GOODS (0.1%)
30,000              Amerisourcebergen Corp., 7.250%,
                    due 11/15/2012 .                               32,475
                                                               ----------

                    TOTAL CORPORATE BONDS   (cost $6,054,846)   6,722,589
                                                               ----------

MUNICIPAL BONDS (3.2%)
300,000             California County, 7.500%,
                    due 06/01/2019 .                              299,286
141,405             Educational Enhancement
                    Funding Corp., 6.720%,
                    due 06/01/2025 .                              134,899
130,000             Indiana State Dev. Fin. Auth. Rev.,
                    5.500%,due 01/01/2033                         132,987
270,000             Tobacco Settlement Fin. Corp., 5.920%,
                    due 06/01/2012 .                              264,549
196,051             Tobacco Settlement Fin. Corp., 6.360%,
                    due 05/15/2025 .                              191,852
                                                               ----------

                    TOTAL MUNICIPAL BONDS
                    (cost $1,039,340)                           1,023,573
                                                               ----------

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
-------------------------------------------------------------------------------

ASSET BACKED SECURITIES (0.8%)
$227,834            First Union National Bank
                    Commercial Mortgage, 99-C4 A1,
                    7.184%, due 12/15/2031                         $   243,417
                                                                   ------------

                    TOTAL ASSET BACKED SECURITIES
                    (cost $228,971)                                    243,417
                                                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.7%)
85,000              U.S. Treasury Bond, 5.375%,
                    due 02/15/2031 .                                    88,664
150,000             U.S. Treasury Bond, 4.250%,
                    due 11/15/2013                                     149,883
                                                                   ------------

                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    (cost $239,515)                                    238,547
                                                                   ------------

SHORT-TERM INVESTMENTS (3.4%)
1,061,750           DAI Securities, Repurchase Agreement,
                    1.030%, due 01/02/2004 (d)                       1,061,750
24,000              Nations Cash Reserve                                24,000
                                                                   ------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $1,085,750)                                1,085,750
                                                                   ------------

                    TOTAL INVESTMENTS (cost $28,715,014) (101.4%)   32,676,049
                                                                   ------------
                    LIABILITIES, LESS OTHER ASSETS (-1.4%)            (452,749)
                                                                   ------------
                    TOTAL NET ASSETS (100.0%)                      $32,223,300
                                                                   ------------
                                                                   ------------

(a)  Non-income  producing  security.
(b)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(c)  Zero  Coupon  -  Bonds  that  make  no  interest  payments.
(d)  Securities  lending  collateral  (Note  2).
(e)  Securities  (partial/entire)  out  on  loan  (Note  2).

   The accompanying notes are an integral part of these financial statements.

34
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGERS'  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Convertible Securities Fund (Class A with load) returned 20.73% for the year ended December 31, 2003.(1) This compares to 25.80% for the benchmark Merrill Lynch Convertible Bond Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The negative performance variance was attributed to the inclusion of the sales load in the return calculation. Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund return would have returned 28.14% for the year ended December 31, 2003, outperforming the Merrill Lynch Convertible Securities Index.

     The S&P 500 returned 28.69% in 2003 and the Lehman Brothers Aggregate Bond Index returned 4.10%. Convertibles are designed to perform somewhere between bond markets and equity markets. In this spectrum, our Fund was leaning more towards the equity markets during the second half of the year.

     Actions taken around mid-year helped us close the gap for the year. We have consistently remained in the top tier of our peer group since.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     Tyco International Group, one of our top ten holdings, greatly enhanced the Fund performance. Our Diversified Industrial's Analyst, Andrew Clouse evaluated the underlying assets of Tyco and recognized that Tyco's corporate bonds and convertibles were trading well below the actual value of the company. Other performers not included in the top ten are Nextel, Nortel Networks, Countrywide Financial, AES and Allied Waste Ind. Similar to Tyco, our research showed that Nextel's cellular products were an important component of the day-to-day operations of the business they serve. While the economic downturn hurt small and midsize businesses, Nextel's products helped them maintain efficiency and thus utilization did not decline as many other anticipated. The majority of the positive performance came from the healthcare, biotech, communications, and consumer sector names.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Some holdings in the energy sector were responsible for detracting performance. Other sectors that detracted from performance were the financial, biotech, and media sectors. Specific companies include Liberty Media, Nortel, Amgen and United Parcel Post.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Looking forward, our focus will continue to be value driven with selective investments in the utility, health care, pharmaceutical, energy and retail sectors. We intend to maintain our current beta in order to be correlated to the index with respect to volatility, yet maintain a focus on pure yield opportunities when presented. We believe geopolitical and terrorist concerns have eased and our confidence has increased in the rebound in the overall economy. Corporate earnings have begun to improve, as has our outlook for equity returns. Finally, we will continue to selectively participate in new issues as attractive opportunities arise through the year.

ROBERT L. COOK, CFA        LEO DIERCKMAN
Senior Vice President      Second Vice President
Director of Research.      40|86 Advisors, Inc.
40|86 Advisors, Inc.

Robert Cook, CFA, Senior Vice President at 40|86 Advisors, Inc. ("40|86"), and Leo Dierckman, Second Vice President, co-manage the Fund.

Cook joined 40|86 in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Dierckman is responsible for the analysis of the healthcare, tobacco, homebuilding, building products and restaurant industries. Prior to joining 40|86, he was vice president of development for Congrecare Retirement Housing.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. Our benchmark index, the Merrill Lynch Convertible Bond ("MLCB") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.

35
--------------------------------------------------------------------------------

CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth of $10,000(1)

SINCE  INCEPTION:  9/28/1998

DATE        CONVERTIBLE  ML CONVERTIBLE
---------------------------------------
9/28/1998.     9,425.07       10,000.00
9/30/1998.     9,321.39        9,791.00
10/31/1998     9,472.20       10,025.00
11/30/1998     9,885.78       10,469.11
12/31/1998    10,465.83       11,085.74
1/31/1999.    11,175.99       11,603.45
2/28/1999.    10,783.16       11,189.20
3/31/1999.    10,958.29       11,669.22
4/30/1999.    11,480.24       12,180.33
5/31/1999.    11,457.47       12,091.42
6/30/1999.    12,212.17       12,554.52
7/31/1999.    12,416.15       12,476.68
8/31/1999.    12,429.30       12,396.83
9/30/1999.    12,403.05       12,497.24
10/31/1999    12,901.31       12,950.89
11/30/1999    13,873.66       13,928.69
12/31/1999    14,665.40       16,001.27
1/31/2000.    15,533.75       15,868.46
2/29/2000.    17,419.22       17,479.11
3/31/2000.    17,157.87       17,099.82
4/30/2000.    16,110.69       16,020.82
5/31/2000.    15,284.74       15,213.37
6/30/2000.    16,549.54       16,120.09
7/31/2000.    16,020.65       15,623.59
8/31/2000.    16,888.52       16,956.28
9/30/2000.    16,127.21       16,498.46
10/31/2000    15,171.87       15,648.79
11/30/2000    12,959.17       13,695.82
12/31/2000    14,143.64       14,129.98
1/31/2001.    14,439.58       15,037.12
2/28/2001.    13,416.73       13,909.34
3/31/2001.    12,650.93       13,279.24
4/30/2001.    13,596.21       14,137.08
5/31/2001.    13,427.56       14,089.02
6/30/2001.    13,016.02       13,915.72
7/31/2001.    12,629.33       13,715.34
8/31/2001.    12,428.97       13,493.15
9/30/2001.    11,341.40       12,648.48
10/31/2001    11,904.88       12,967.22
11/30/2001    12,515.18       13,330.30
12/31/2001    12,550.46       13,574.25
1/31/2002.    12,492.22       13,475.15
2/28/2002.    11,920.69       13,138.27
3/31/2002.    12,506.16       13,606.00
4/30/2002.    12,187.55       13,430.48
5/31/2002.    12,013.97       13,367.36
6/30/2002.    11,526.07       12,735.08
7/31/2002.    10,844.16       12,052.48
8/31/2002.    11,033.71       12,168.18
9/30/2002.    10,785.67       11,906.57
10/31/2002    11,064.36       12,142.32
11/30/2002    11,615.11       12,953.42
12/31/2002    11,642.09       12,900.32
1/31/2003.    11,883.20       13,137.68
2/28/2003.    11,908.57       13,166.58
3/31/2003.    12,135.50       13,375.93
4/30/2003.    12,827.90       14,005.94
5/31/2003.    13,449.91       14,584.38
6/30/2003.    13,515.27       14,651.47
7/31/2003.    13,607.66       14,685.61
8/31/2003.    13,710.75       14,854.50
9/30/2003.    13,803.02       14,992.64
10/31/2003    14,335.45       15,547.37
11/30/2003    14,576.09       15,802.35
12/31/2003    14,917.50       16,229.01

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                          INCEPTION                        SINCE
                             DATE     1 YEAR   5 YEARS   INCEPTION
-------------------------------------------------------------------
Convertible Securities A  09/28/1998   20.73%     6.08%       7.91%
Convertible Securities B  09/28/1998   22.46%     6.51%       8.44%
Convertible Securities C  09/28/1998   25.16%     6.62%       8.39%
Convertible Securities Y  09/28/1998   28.73%     7.90%       9.69%
MLCB Index . . . . . . .  09/28/1998   25.80%     7.92%       9.51%

36
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

SHARES OR
PRINCIPAL AMOUNT                                              VALUE
---------------------------------------------------------------------

COMMON STOCKS (15.9%)

BUSINESS SERVICES (3.0%)
1,300              First Data Corp                           $ 53,417
5,900              Microsoft Corp                             162,486
8,800              NCR Corp. (c)                              341,440
                                                             --------
                                                              557,343
                                                             --------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.1%)
4,800              SBC Communications Inc                     125,136
6,914              SpectraSite, Inc. (c) .                    240,261
6,000              Verizon Communications Inc                 210,480
                                                             --------
                                                              575,877
                                                             --------

DEPOSITORY INSTITUTIONS (3.4%)
26,677             Sovereign Bancorp, Inc                     633,579
                                                             --------

HEALTH SERVICES (0.0%)
108                Medco Health Solutions, Inc. (c)             3,671
                                                             --------

PIPE LINES, EXCEPT NATURAL GAS (2.3%)
2,600              GulfTerra Energy Partners, L.P. (e)        110,448
6,600              Northern Border Partners, L.P              259,182
1,800              Plains All American Pipeline, L.P. (e)      58,428
                                                             --------
                                                              428,058
                                                             --------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
4,265              Simon Property Group, Inc                  197,640
                                                             --------

TOBACCO PRODUCTS (1.0%)
3,300              Altria Group, Inc                          179,586
                                                             --------

TRANSPORTATION EQUIPMENT (2.0%)
9,000              Boeing Co                                  379,260
                                                             --------
                   TOTAL COMMON STOCKS
                   (cost $2,082,517)                        2,955,014
                                                             --------

PREFERRED STOCKS - CONVERTIBLE (15.9%)

BUSINESS SERVICES (2.0%)
6,000              Omnicare, Inc., 4.000%, conv into
                   OCR common stock (e)                       382,500
                                                             --------

DEPOSITORY INSTITUTIONS (1.6%)
1,250              State Street Corp., 6.750%, conv into
                   STT common stock                           303,725
                                                             --------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (4.2%)
500                Allied Waste Industries, Inc., 6.250%,
                   conv into AW common stock                   38,250
4,800              American Electric Power Co., 9.250%,
                   conv into AEP common stock (e)             218,688
2,000              Chesapeake Energy, 6.000%, conv into
                   CHK common stock, (a) Cost -
                   $100,000; Acquired - 02/28/2003 (c)        151,500
12,500             ONEOK, Inc., 8.500%, conv into OKE
                   common stock                               384,625
                                                             --------
                                                              793,063
                                                             --------

INSURANCE CARRIERS (1.4%)
10,500             Travelers Property Casualty, 4.500%,
                   due 04/15/2032, conv into C
                   common stock                               258,825
                                                             --------

SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
-------------------------------------------------------------------------

NON-DEPOSITORY CREDIT INSTITUTIONS (3.2%)
6,000              Capital One Financial Corp., 6.250%,
                   conv into COF common stock                    $288,750
5,500              Washington Mutual, Inc., 5.375%, conv
                   into WM common stock, (a)
                   Cost - $292,875; Acquired - 06/25/2001         306,130
                                                                  -------
                                                                  594,880
                                                                  -------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.5%)
7,000              Equity Office Property Trust, 5.250%,
                   conv into EOP common stock                     350,070
6,000              Host Marriott LP, 6.750%, conv into
                   HMT common stock                               312,000
                                                                  -------
                                                                  662,070
                                                                  -------

                   TOTAL PREFERRED STOCKS - CONVERTIBLE
                   (cost $2,571,307)                            2,995,063
                                                                  -------

CONVERTIBLE BONDS (67.1%)

BUILDING MATERIALS, HARDWARE, GARDEN - RETAIL (1.5%)
$300,000           Lowes Companies, 0.000% (b),
                   due 02/16/2021, conv into LOWO
                   common stock                                   276,000
                                                                  -------

BUSINESS SERVICES (7.0%)
250,000            BEA Systems, Inc., 4.000%, due
                   12/15/2006, conv into BEAS
                   common stock                                   252,188
250,000            Cendant Corp., 3.875%, due 11/27/2011,
                   conv into CD common stock,
                   (a) Cost - $251,565; Acquired -
250,000            1/29/2002                                      271,250
                   Computer Associates International,
                   5.000%, due 03/15/2007, conv into
                   CA common stock, (a) Cost -
                   250,000; Acquired - 3/13/2002                  323,750
250,000            Keane, Inc., 2.000%, due 06/15/2013,
                   conv into KEA common stock, (a)
                   Cost - $250,625; Acquired -
                   06/16/2003                                     262,813
250,000            Time Warner, Inc., 0.000% (b), due
                   12/06/2019, conv into TWX
                   common stock                                   157,813
50,000             Young & Rubicam, Inc., 3.000%, due
                   01/15/2005, conv. into WPPLN
                   common stock                                    50,375
                                                                  -------
                                                                1,318,189
                                                                  -------

CHEMICALS AND ALLIED PRODUCTS (6.8%)
400,000            Amgen, Inc., 0.000% (b), due 03/01/2032,
                   conv into AMGN common stock                    303,500
250,000            Gilead Sciences, Inc., 2.000%, due
                   12/15/2007, conv into GILD common
                   stock, (a) Cost - $250,000; Acquired -
                   12/13/2002 (e)                                 342,500
250,000            Invitrogen, Inc., 2.000%, due 08/01/2023,
                   conv into IVGN common stock, (a)
                   Cost - $250,000; Acquired -
                   07/29/2003                                     311,875
50,000             IVAX Corp., 5.500%, due 05/15/2007,
                   conv into IVX common stock                      52,063

   The accompanying notes are an integral part of these financial statements.

37
--------------------------------------------------------------------------------

CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
---------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS (cont.)
$125,000            King Pharmaceuticals, Inc., 2.750%, due
                    11/15/2021,conv into KG common
                    stock, (a) Cost - $365,625; Acquired -
                    02/12/2002                                .  $  116,563
100,000             Serologicals Corp., 4.750%, due
                    08/15/2033, conv into SERO common
                    stock, (a) Cost - $100,000; Acquired -
                    08/15/2003                                      152,625
                                                                 ----------
                                                                  1,279,126
                                                                 ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (7.9%)
250,000             American Tower Corp., 5.000%, due
                    02/15/2010, conv into AMT common
                    stock (e)                                       239,375
250,000             Centurytel, Inc., 4.750%, due 08/01/2032,
                    conv into CTL common stock, (a)
                    Cost - $250,000; Acquired -
                    08/21/2002                                      285,625
250,000             Commonwealth Telephone Corp., 3.250%,
                    due 07/15/2023, conv into CTCO
                    common stock, (a) Cost - $250,000;
                    Acquired - 07/15/2003                           252,812
200,000             Extreme Networks, Inc., 3.500%, due
                    12/01/2006, conv into EXTR common
                    stock, (a) Cost - $167,312;
                    Acquired - 12/04/2001 (e)                       191,250
250,000             Nextel Communications, Inc., 5.250%,
                    due 01/15/2010, conv into NXTL
                    common stock                                    255,000
150,000             Nextel Communications, Inc., 6.000%,
                    due 06/01/2011, conv into NXTL
                    common stock, (a) Cost - $179,158;
                    Acquired - 10/04/2001                           186,750
50,000              Primus Telecommunications Group Co.,
                    3.750%, due 09/15/2010, conv into
                    PRTL common stock, (a) Cost -
                    50,000; Acquired - 09/09/2003                    70,250
                                                                 ----------
                                                                  1,481,062
                                                                 ----------

EATING AND DRINKING PLACES (1.1%)
200,000             CKE Restaurants, Inc., 4.000%, due
                    10/01/2023, conv into CKR common
                    stock, (a) Cost - $200,000; Acquired -
                    09/24/2003 (e)                                  211,000
                                                                 ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (11.9%)
$500,000            Celestica, Inc., 0.000% (b), due
                    08/01/2020, conv into CLS
                    common stock                                    266,875
250,000             Flextronics International Co. Ltd.,
                    1.000%, due 08/01/2010, conv into
                    FLEX common stock, (a) Cost -
                    244,115; Acquired - 07/31/2003 .                300,312
250,000             LSI Logic, 4.000%, due 11/01/2006,
                    conv into LSI common stock, (a) Cost -
                    248,438; Acquired - 03/06/2002 (e)              245,625
200,000             L-3 Communications Holdings, 5.250%,
                    due 06/01/2009, conv into LLL
                    common stock                                    253,500

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
------------------------------------------------------------------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (cont.)
$100,000            McData Corp., 2.250%, due 02/15/2010,
                    conv into MCDTA common stock,
                    (a) Cost - $100,000;
                    Acquired - 02/04/2003                        122,250
250,000             Nortel Networks Ltd., 4.250%, due
                    09/01/2008, conv into NT common
                    stock (e)                                    237,812
250,000             Solectron Corp., 0.000% (b), due
                    11/20/2020, conv into SLR
                    common stock                                 143,125
200,000             Tyco International Group, 2.750%, due
                    01/15/2018, conv into TYC
                    common stock, (a) Cost - $200,000;
                    Acquired - 01/08/2003                        256,250
300,000             Tyco International Ltd., 3.125%, due
                    01/15/2023, conv into TYC
                    common stock, (a) Cost - $289,349;
                    Acquired - 01/08/2003                        411,750
                                                              ----------
                                                               2,237,499
                                                              ----------

GENERAL MERCHANDISE STORES (3.0%)
200,000             Barnes and Noble, Inc., 5.250%, due
                    03/15/2009, conv into BKS
                    common stock                                 217,250
400,000             TJX Companies, Inc., 0.000% (b), due
                    02/13/2031, conv into TJX
                    common stock (e)                             337,000
                                                              ----------
                                                                 554,250
                                                              ----------

HEALTH SERVICES (7.7%)
250,000             Axcan Pharmaceutical, Inc., 4.250%,
                    due 04/15/2008, conv into AXCA
                    common stock, (a) Cost - $265,000;
                    Acquired - 3/10/2003                         329,375
250,000             Lifepoint Hospital, 4.500%, due
                    06/01/2009,conv into LPNT
                    common stock, (a) Cost - $250,000;
                    Acquired - 05/17/2002                        252,188
250,000             Res-Care, Inc., 6.000%, due 12/01/2004,
                    conv into RSCR common
                    stock                                        256,250
400,000             Universal Health Services, Inc., 0.426%,
                    due 06/23/2020, conv into UHS
                    common stock                                 265,500
250,000             Watson Pharmaceuticals, Inc., 1.750%,
                    due 03/15/2023, conv into WPI
                    common stock, (a) Cost - $250,000;
                    Acquired - 03/05/2003                        330,312
                                                              ----------
                                                               1,433,625
                                                              ----------

HOME FURNITURE AND EQUIPMENT STORE (1.8%)
300,000             Best Buy, 2.250%, due 01/15/2022, conv
                    into BBY common stock                        327,750
                                                              ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (1.5%)
250,000             Agco Corp., 1.750%, due 12/31/2033,
                    conv into AG common stock (a)
                    Cost - $255,938; Acquired -
                    12/17/2003                                   279,687
                                                              ----------

   The accompanying notes are an integral part of these financial statements.

38
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
-----------------------------------------------------------------------

INSURANCE AGENTS, BROKERS (0.7%)
$100,000            AON Corp, 3.500%, due 11/15/2012,
                    conv into AOC common stock, (a)
                    Cost - $100,000; Acquired -
                    11/05/2002                                 $124,000
                                                               --------

INSURANCE CARRIERS (5.1%)
200,000             First American Corp., 4.500%, due
                    04/15/2008, conv into FAF common
                    stock, (a) Cost - $202,500; Acquired -
                    04/19/2001 & 06/15/2001                     224,500
250,000             The PMI Group, Inc., 2.500%, due
                    07/15/2021, conv into PMI common
                    stock, (a) Cost - $250,000; Acquired -
                    07/10/2001                                  274,062
250,000             Radian Grop, 2.250%, due 01/01/2022,
                    conv into RDN common stock
                    (a) Cost - $268,438;
                    Acquired - 12/04/2003                       262,500
300,000             XL Capital Ltd., 0.000% (b), due
                    05/23/2021, conv into XL common
                    stock                                       193,125
                                                               --------
                                                                954,187
                                                               --------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.4%)
250,000             Medtronic, Inc., 1.250%, due 09/15/2021,
                    conv into MDT common stock, (a)
                    Cost - $262,700; Acquired -
                    01/15/2002                                  257,188
                                                               --------

MOTION PICTURES (1.3%)
125,000             Liberty Media Group, 3.250%, due
                    03/15/2031, conv into VIA/B common
                    stock, (a) Cost - $126,390; Acquired -
                    03/01/2001 (e)                              130,625
100,000             Regal Entertainment Group, 3.750%,
                    due 05/15/2008, conv into RGC
                    common stock, (a) Cost - $100,000;
                    Acquired - 05/22/2003                       113,000
                                                               --------
                                                                243,625
                                                               --------

NON-DEPOSITORY CREDIT INSTITUTIONS (3.1%)
250,000             Countrywide Financial Corp., 0.000%
                    (b), due 02/08/2031, conv into CCR
                    common stock (e)                            302,188
150,000             Ford Motor Credit Corp., 7.600%, due
                    08/01/2005, conv into FRD
                    common stock                                160,382
100,000             Providian Financial Corp., 4.000%, due
                    05/15/2008, conv into PVN
                    common stock                                116,000
                                                               --------
                                                                578,570
                                                               --------

SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
-----------------------------------------------------------------------

PERSONAL SERVICES (1.7%)
$300,000            Service Corp. International, 6.750%, due
                    06/22/2008, conv into SRV
                    common stock . .                           $322,875
                                                               --------

PETROLEUM REFINING AND RELATED INDUSTRIES  (1.1%)
200,000             Devon Energy Corp., 4.950%, due
                    08/15/2008, conv into CHV
                    common stock                                205,250
                                                               --------

TRANSPORTATION BY AIR (1.2%)
200,000             Expressjet, Inc., 4.250%, due 08/01/2023,
                    conv into XJT common stock, (a) Cost -
                    200,000; Acquired - 07/31/2003              224,250
                                                               --------

WHOLESALE - DURABLE GOODS (1.3%)
250,000             Apogent Technologies, Inc., 0.000% (b),
                    due 12/15/2033, conv into AOT
                    common stock, (a) Cost - $250,000;
                    Acquired - 12/12/2003                       251,257
                                                               --------

                    TOTAL CONVERTIBLE BONDS
                    (cost $11,041,106)                       12,559,390
                                                               --------

SHORT-TERM INVESTMENTS (16.1%)
2,802,925           Bank of America, Repurchase Agreement,
                    1.250%, due 07/01/2004 (d)                2,802,925
212,000             Nations Cash Reserve                        212,000
                                                               --------

                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $3,014,925)                         3,014,925

                    TOTAL INVESTMENTS
                    (cost $18,709,855) (115.0%)              21,524,392
                                                             ----------
                    LIABILITIES, LESS OTHER ASSETS
                    (-15.0%)                                 (2,812,745)
                                                             ----------
                    TOTAL NET ASSETS (100.0%)                18,711,647
                                                             ----------
                                                             ----------

(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b)  Zero  Coupon  -  Bonds  that  make  no  interest  payments.
(c)  Non-income  producing  security.
(d)  Securities  lending  collateral  (Note  2).
(e)  Securities  (partial/entire)  out  on  loan  (Note  2).
   The accompanying notes are an integral part of these financial statements.

39
--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco High Yield Fund (Class A with load) returned 22.30% for the year ended December 31, 2003.(1) This compares to 28.15% for the benchmark Merrill Lynch High Yield Master II Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The negative performance variance was attributed to the inclusion of the sales load in the return calculation. Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund return would have been 29.73% for the year ended December 31, 2003.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     During 2003, Fund performance was driven by our holdings in the Telecom, Cable/Media and Utility sectors. This included many previously distressed/dislocated names such as Airgate, Alamosa, Charter Communications, Qwest Communications, and Dynegy. Many of these lower rated, higher yielding names continued to rally throughout 2003 as the credit markets underwent a major revaluation of risk. While many of these names underperformed during the market turmoil of 2002, they contributed significantly to Fund performance in 2003.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     During 2003, the Fund was most negatively impacted by its exposure to Levi Strauss and Delta Airlines.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     During 2003, we continued to take advantage of the rally in the lower rated sector and sold many of the credits that we believed had moved beyond justifiable valuations. At the same time, we reduced many higher quality names that were trading at levels that no longer offered compelling relative value. The proceeds of these sales continue to be selectively reinvested in securities representing better risk/return characteristics.

     While the 2003 rally has pushed yields to record lows (7.46%) and spreads (+418) to the tightest levels since 1998, there is still opportunity for further spread compression. A strengthening economy, earnings momentum, and balance sheet repair have contributed to an overall improvement in credit quality. As evidence, the JP Morgan domestic default rate decreased to 2.9% for the 12 months ended December 2003 and is expected to reach 2% by the end of 2004. While spreads have pushed through the 20-year average and may appear relatively tight on an historical basis, it is necessary to compare spreads to similar periods in the credit cycle. For example, the domestic default rate was below 2.5% for most of the period between 1993 and 1997. During this period, the average spread to worst was +372 basis points. Assuming that we are in the early stages of a similar credit cycle, it is not unreasonable to expect spreads to continue to grind tighter over the next 6-12 months.

     While an expected 6-10% return for 2004 would pale in comparison to the returns witnessed in 2003, it may prove attractive relative to cash, investment grade bonds, and equities on a risk-adjusted basis. In addition to incremental yield provided, the high yield market has a low correlation with other investment alternatives. Additionally, the excess spread and short duration characteristics should serve as a buffer should interest rates rise. For these reasons, demand for the high yield asset class is expected to remain strong through at least 2004.

     Given the expectations for lower nominal returns, we expect a much tighter dispersion of manager returns for 2004. After several years of significant difference between top and bottom managers, we believe that the deviation should moderate over the next couple years. With approximately 85% of the market trading above par, credit selection will be increasingly important in this asymmetric landscape. Given this environment, 2004 could well be about credit problem avoidance, rather than significant price appreciation. As a result, security selection will be back to the forefront in determining relative performance. Our intensive credit process will continue to guide our investment decisions, and, we believe, will continue to allow us to generate competitive, risk-adjusted returns over time.

ROBERT L. COOK, CFA     THOMAS G. HAUSER, CFA
Senior Vice President,  Vice President
Director of Research .  Portfolio Manager
40|86 Advisors, Inc. .  40|86 Advisors, Inc.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Merrill Lynch High Yield Master II Index is an unmanaged market capitalization weighted index of all domestic and Yankee high yield bonds. Investors cannot actually invest in an index.

40
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------
(unaudited)

Growth  of  $10,000(1)

SINCE  INCEPTION:  01/02/1998

DATE        HIGH YIELD  ML HY MASTER II
---------------------------------------
1/2/1998 .    9,425.07        10,000.00
1/31/1998.    9,686.62        10,159.00
2/28/1998.    9,918.38        10,200.65
3/31/1998.   10,194.84        10,297.56
4/30/1998.   10,309.39        10,341.84
5/31/1998.   10,338.13        10,403.89
6/30/1998.   10,458.23        10,457.99
7/31/1998.   10,559.72        10,524.92
8/31/1998.    9,845.04         9,993.41
9/30/1998.    9,876.88        10,019.39
10/31/1998    9,479.73         9,805.98
11/30/1998    9,971.60        10,314.91
12/31/1998   10,043.21        10,296.34
1/31/1999.   10,348.83        10,435.35
2/28/1999.   10,436.44        10,364.39
3/31/1999.   10,546.91        10,484.61
4/30/1999.   10,819.65        10,676.48
5/31/1999.   10,568.78        10,578.26
6/30/1999.   10,557.96        10,551.81
7/31/1999.   10,652.20        10,565.53
8/31/1999.   10,508.06        10,453.53
9/30/1999.   10,504.87        10,411.72
10/31/1999   10,587.73        10,355.50
11/30/1999   10,835.64        10,490.12
12/31/1999   10,950.08        10,553.06
1/31/2000.   10,894.52        10,516.12
2/29/2000.   11,062.21        10,538.21
3/31/2000.   10,893.88        10,383.30
4/30/2000.   10,607.82        10,383.30
5/31/2000.   10,220.95        10,252.47
6/30/2000.   10,619.07        10,450.34
7/31/2000.   10,666.97        10,506.77
8/31/2000.   10,580.05        10,609.74
9/30/2000.   10,522.37        10,518.49
10/31/2000   10,304.08        10,184.00
11/30/2000    9,583.45         9,793.96
12/31/2000    9,773.99        10,017.26
1/31/2001.   10,339.75        10,651.35
2/28/2001.   10,435.59        10,813.25
3/31/2001.   10,252.95        10,596.99
4/30/2001.   10,137.20        10,452.87
5/31/2001.   10,260.48        10,636.84
6/30/2001.   10,071.32        10,357.09
7/31/2001.   10,165.40        10,525.91
8/31/2001.   10,305.37        10,609.07
9/30/2001.    9,538.32         9,875.98
10/31/2001    9,839.52        10,192.01
11/30/2001   10,205.02        10,550.77
12/31/2001   10,241.35        10,467.42
1/31/2002.   10,234.37        10,524.99
2/28/2002.   10,060.07        10,386.06
3/31/2002.   10,404.07        10,647.79
4/30/2002.   10,479.77        10,818.15
5/31/2002.   10,484.67        10,735.93
6/30/2002.    9,702.57         9,904.97
7/31/2002.    9,455.53         9,520.66
8/31/2002.    9,576.92         9,758.68
9/30/2002.    9,273.59         9,606.44
10/31/2002    9,456.73         9,525.75
11/30/2002   10,261.21        10,121.11
12/31/2002   10,430.59        10,268.87
1/31/2003.   10,835.29        10,576.94
2/28/2003.   10,989.09        10,719.73
3/31/2003.   11,255.77        11,002.73
4/30/2003.   11,853.44        11,641.99
5/31/2003.   12,043.79        11,775.87
6/30/2003.   12,381.63        12,105.60
7/31/2003.   12,278.38        11,941.57
8/31/2003.   12,377.70        12,094.42
9/30/2003.   12,784.96        12,422.18
10/31/2003   13,045.39        12,679.31
11/30/2003   13,227.17        12,854.29
12/31/2003   13,532.24        13,158.94

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                      INCEPTION                        SINCE
                         DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
High Yield A . . . .  01/02/1998   22.30%     4.89%       5.17%
High Yield B . . . .  02/19/1998   24.01%     5.33%       4.85%
High Yield C . . . .  02/19/1998   26.78%     5.43%       4.76%
High Yield Y . . . .  03/02/1998   30.30%     6.74%       5.99%
MLHY Master II Index  01/02/1998   28.15%     5.02%       4.68%

41
--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------------------------------------------------------------------

PRIVATE PLACEMENT WARRANTS (0.0%)

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (0.0%)
48,724               Dictaphone Corp., expire 03/28/2006,
                    (Cost $0)                                     $   36,543
                                                                 -----------

CORPORATE BONDS (94.0%)

AMUSEMENT AND RECREATION SERVICES (5.5%)
$1,000,000          Boca Resorts, Inc., 9.875%,
                    due 04/15/2009 .                               1,070,000
555,000             Pinnacle Entertainment, 8.750%,
                    due 10/01/2013 .                                 567,487
255,000             Six Flags, Inc., 8.875%,
                    due 02/01/2010 (e)                               262,969
1,400,000           Six Flags, Inc., 9.750%,
                    due 04/15/2013 (e)                             1,480,500
365,000             Station Casinos, Inc., 9.875%,
                    due 07/01/2010 .                                 403,325
375,000             Vail Resorts, Inc., 8.750%,
                    due 05/15/2009 .                                 397,500
200,000             Vail Resorts, Inc., 8.750%,
                    due 05/15/2009 .                                 212,000
460,000             Venetian Casino, 11.000%,
                    due 06/15/2010 .                                 535,900
                                                                 -----------
                                                                   4,929,681
                                                                 -----------

APPAREL AND OTHER FINISHED PRODUCTS (2.6%)
715,000             Levi Strauss & Co., 12.250%,
                    due 12/15/2012 (e)                               468,325
530,000             Phillips Van Heusen Corp., 8.125%,
                    due 05/01/2013 .                                 565,775
535,000             Playtex Products, Inc., 9.375%,
                    due 06/01/2011 (e)                               543,025
705,000             Russell Corp., 9.250%,
                    due 05/01/2010 .                                 734,081
                                                                 -----------
                                                                   2,311,206
                                                                 -----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.5%)
405,000             D.R. Horton, Inc., 8.500%,
                    due 04/15/2012 .                                 459,675
                                                                 -----------

BUSINESS SERVICES (1.2%)
290,000             H&E Equipment/Finance, 11.125%,
                    due 06/15/2012 .                                 292,900
710,000             Universal Hospital Services, Inc., 10.250%,
                    due 03/01/2008 .                                 749,050
                                                                 -----------
                                                                   1,041,950
                                                                 -----------

CHEMICALS AND ALLIED PRODUCTS (6.7%)
644,000             HMP Equity Holdings Corp., 0.000% (c),
                    due 05/15/2008;
                    (a) Cost - $336,440; Acquired -
                    05/05/2003                                       396,060
365,000             Huntsman ICI Chemicals, 10.125%,
                    due 07/01/2009 (e)                               377,775
475,000             Lyondell Chemical Co., 10.875%,
                    due 05/01/2009 (e)                               489,250
480,000             Lyondell Chemical Co., 11.125%,
                    due 07/15/2012 (e)                               535,200
355,000             Nalco Co., 8.875%, due 11/15/2013, (a)
                    Cost - $355,000;
                    Acquired - 10/29/2003                            378,075

SHARES OR
PRINCIPAL AMOUNT                                              VALUE
----------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS (cont.)
$175,000            Nalco Co., 7.750%, due 11/15/2011, (a)
                    Cost - $175,000;
                    Acquired - 10/29/2003                   $  188,125
780,000             Polyone Corp., 10.625%,
                    due 05/15/2010 (e)                         783,900
600,000             Rockwood Specialties Corp., 10.625%,
                    due 05/15/2011, (a) Cost - $600,000;
                    Acquired - 07/09/2003 (e)                  672,000
805,000             Terra Capital, Inc., 11.500%,
                    due 06/01/2010 (e)                         845,250
570,000             Terra Capital, Inc., 12.875%,
                    due 10/15/2008 .                           675,450
825,000             Witco Corp., 6.875%,
                    due 02/01/2026 .                           711,562
                                                            ----------
                                                             6,052,647
                                                            ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (23.2%)
1,360,000           AirGate PCS, Inc., STEP (b)
                    0.000%/13.500%,
                    due 10/01/2009 (e)                         965,600
850,000             American Tower Corp., 5.000%,
                    due 02/15/2010 (e)                         813,875
880,000             Charter Communications Holdings, LLC,
                    10.250%, due 09/15/2021, (a)
                    Cost - $891,000,
                    Acquired - 10/07/2003 (e)                  928,400
710,000             Charter Communications Holdings, LLC,
                    11.125%, due 01/15/2011 (e)                654,975
505,000             Charter Communications Holdings, LLC,
                    STEP (b) 0.000% / 13.500%,
                    due 01/15/2011 (e)                         378,750
400,000             Cincinnati Bell, Inc., 7.250%,
                    due 07/15/2013, (a) Cost - $403,500;
                    Acquired - 07/08/2003                      422,000
390,000             Cincinnati Bell, Inc., 8.375%,
                    due 01/15/2014, (a) Cost - $410,168;
                    Acquired - 10/31/2003
                    & 12/09/2003                               421,200
885,000             Crown Castle International Corp.,
                    7.5000%, due 12/01/2013, (a)
                    Cost - $855,102;
                    Acquired - 11/17/2003                      893,850
330,000             Dex Media Finance/West, 8.500%,
                    due 08/15/2010, (a) Cost - $330,000;
                    Acquired - 08/15/2003                      369,187
330,000             Dex Media East, LLC, 9.875%,
                    due 11/15/2009, (a) Cost - $330,000;
                    Acquired - 08/15/2003                      385,275
805,000             Dex Media East, LLC, 12.125%,
                    due 11/15/2012 (e)                         994,175
660,000             DirecTV Holdings, 8.375%,
                    due 03/15/2013 .                           768,900
600,000             EchoStar Communications, 9.375%,
                    due 02/01/2009 .                           630,750
105,000             EchoStar DBS Corp., 9.125%,
                    due 01/15/2009 .                           117,994
880,000             Fairpoint Communications, 12.500%,
                    due 05/01/2010 .                           963,600

The  accompanying  notes  are  an  integral  part of these financial statements.

42
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
-------------------------------------------------------------------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (cont.)
$740,000            Innova S de R.L., 9.375%,
                    due 09/19/2013, (a) Cost - $740,000;
                    Acquired - 09/12/2003 (e)                 $   763,125
1,000,000           Insight Communications, Inc., STEP (b)
                    0.000% / 12.250%,
                    due 02/15/2011 .                              860,000
565,000             Madison River Capital, LLC, 13.250%,
                    due 03/01/2010 .                              622,913
1,000,000           Nextel Communications, Inc., 7.375%,
                    due 08/01/2015 .                            1,080,000
500,000             Nextel Communications, Inc., 6.875%,
                    due 10/31/2013 .                              531,250
580,000             Quebecor Media, Inc., 11.125%,
                    due 07/15/2011 .                              674,250
1,730,000           Qwest Capital Funding, Inc., 7.250%,
                    due 02/15/2011 (e)                          1,712,700
500,000             Qwest Corp., 8.875%, due 03/15/2012, (a)
                    Cost - $541,381;
                    Acquired - 11/26/2002                         576,250
520,000             Rogers Wireless, Inc., 9.625%,
                    due 05/01/2011 .                              624,000
385,000             Sinclair Broadcast Group, 8.000%,
                    due 03/15/2012 .                              417,725
530,000             SpectraSite, Inc., 8.250%,
                    due 05/15/2010 (e)                            568,425
175,000             SpectraSite, Inc., 8.250%,
                    due 05/15/2010 .                              187,688
500,000             Sprint Capital Corp., 8.375%,
                    due 03/15/2012 .                              585,079
295,000             Triton PCS, Inc., 8.750%,
                    due 11/15/2011 (e)                            292,050
505,000             Triton PCS, Inc., 8.500%,
                    due 06/01/2013 (e)                            545,400
450,000             Vivendi Universal, 6.250%,
                    due 07/15/2008, (a) Cost - $450,000;
                    Acquired - 07/02/2003 (e)                     478,688
715,000             Worldcom, Inc., 6.950%,
                    due 08/15/2006 (f)                            579,150
                                                              -----------
                                                               20,807,224
                                                              -----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (3.7%)
670,000. . . . . .  Allied Waste North America, 7.875%,
                    due 01/01/2009 .                              701,825
480,000. . . . . .  Allied Waste Industries, Inc., 7.400%,
                    due 09/15/2035 .                              457,200
355,000. . . . . .  Dynegy Holdings, Inc., 10.125%,
                    due 07/15/2013, (a) Cost - $352,220;
                    Acquired - 08/01/2003                         410,025
260,000. . . . . .  El Paso Production Holding, 7.750%,
                    due 06/01/2013, (a) Cost - $260,000;
                    Acquired - 05/20/2003                         257,400
820,000. . . . . .  Southern Natural Gas Co., 8.875%,
                    due 03/15/2010 .                              926,600
500,000. . . . . .  Transcontinental Gas Pipe Corp.,
                    7.000%, due 08/15/2011                        535,000
                                                              -----------
                                                                3,288,050
                                                              -----------

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
-------------------------------------------------------------------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.9%)
$940,000            Alamosa Delaware, Inc., STEP (b)
                    0.000%/12.000%,
                    due 07/31/2009 .                          $  850,700
487,000             Alamosa Delaware, Inc., 13.625%,
                    due 08/15/2011 .                             530,830
695,000             Flextronics International Ltd., 6.500%,
                    due 05/15/2013 (e)                           722,800
1,225,000           IPC Acquisition Corp., 11.500%,
                    due 12/15/2009 .                           1,341,375
885,000             Nortel Networks Ltd., 6.125%,
                    due 02/15/2006 .                             900,488
355,000             Rayovac Corp., 8.500%,
                    due 10/01/2013 .                             378,075
105,000             Soletron Corp., 0.000% (c),
                    due 11/20/2020 .                              60,113
525,000             Tyco International Ltd., 6.375%,
                    due 10/15/2011, (a) Cost - $522,737;
                    Acquired - 11/06/2003                        543,375
                                                              ----------
                                                               5,327,756
                                                              ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (0.9%)
700,000             Jacuzzi Brands, Inc., 9.625%,
                    due 07/01/2010, (a) Cost - $713,063;
                    Acquired - 06/30/2003
                    & 07/01/2003                                 773,500
                                                              ----------

FOOD AND KINDRED PRODUCTS (2.0%)
715,000             Altria Group, Inc., 7.000%,
                    due 11/04/2013 .                             764,123
250,000             Philip Morris Co., 7.650%,
                    due 07/01/2008 .                             276,965
715,000             Reddy Ice Group, Inc., 8.875%,
                    due 08/01/2011, (a) Cost - $729,938;
                    Acquired - 07/17/2003                        761,475
                                                              ----------
                                                               1,802,563
                                                              ----------

FOOD STORES (1.9%)
350,000             General Nutrition Center, 8.500%,
                    due 12/01/2010, (a) Cost - $350,000;
                    Acquired - 11/25/2003                        360,500
605,000             Marsh Supermarket, Inc., 8.875%,
                    due 08/01/2007 (e)                           574,750
700,000             Merisant Co., 9.500%, due 07/15/2013,
                    (a) Cost - $720,188;
                    Acquired - 06/27/2003                        749,000
                                                              ----------
                                                               1,684,250
                                                              ----------

GENERAL MERCHANDISE STORES (0.7%)
550,000             JC Penney Co., Inc., 8.000%,
                    due 03/01/2010 .                             633,188
                                                              ----------

HEALTH SERVICES (4.7%)
720,000             HCA, Inc., 6.950%, due 05/01/2012            773,219
445,000             HCA, Inc., 6.750%, due 07/15/2013            472,755
555,000             HEALTHSOUTH Corp., 10.750%,
                    due 10/01/2008 (e)                           527,250
310,000             HEALTHSOUTH Corp., 8.500%,
                    due 02/01/2008 .                             299,150

   The accompanying notes are an integral part of these financial statements.

43
--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
------------------------------------------------------------------------

HEALTH SERVICES (cont.)
$610,000             Matria Healthcare, 11.000%,
                     due 05/01/2008 .                         $  655,750
355,000              Res-Care, Inc., 10.625%,
                     due 11/15/2008 .                            369,200
835,000              Tenet Healthcare Corp., 6.500%,
                     due 06/01/2012 .                            804,731
335,000              Tenet Healthcare Corp., 7.375%,
                     due 02/01/2013 (e)                          338,350
                                                              ----------
                                                               4,240,405
                                                              ----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTORS (0.3%)
265,000              Great Lakes Dedge & Dock Corp.,
                     7.750%, due 12/15/2013, (a)
                     Cost - $265,000;
                     Acquired - 12/12/2003                       273,944
                                                              ----------

HOTELS, OTHER LODGING PLACES (4.5%)
25,000               Host Marriott LP, 9.250%,
                     due 10/01/2007 .                             28,062
790,000              Host Marriott LP, 9.500%,
                     due 01/15/2007 (e)                          882,825
1,155,000            MGM Grand, Inc., 9.750%,
                     due 06/01/2007 .                          1,322,475
820,000              Park Place Entertainment, 8.125%,
                     due 05/15/2011 (e)                          923,525
845,000              Starwood Hotel & Resorts, 7.375%,
                     due 11/15/2015 .                            908,375
                                                              ----------
                                                               4,065,262
                                                              ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (2.7%)
870,000              Cummins Engine, Inc., 5.650%,
                     due 03/01/2098 .                            580,725
600,000              Rexnord Corp., 10.125%,
                     due 12/15/2012 .                            660,000
410,000              Terex Corp., 10.375%,
                     due 04/01/2011 (e)                          461,250
750,000              Unova, Inc., 7.000%,
                     due 03/15/2008 .                            731,250
                                                              ----------
                                                               2,433,225
                                                              ----------

LEATHER AND LEATHER PRODUCTS (1.0%)
895,000             Samsonite Corp., 10.750%,
                     due 06/15/2008 .                            930,800
                                                              ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (2.1%)
1,765,000            Georgia-Pacific Corp., 7.750%,
                     due 11/15/2029                            1,844,425
                                                              ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.1%)
720,000              DRS Technologies, Inc., 6.875%,
                     due 11/01/2013, (a) Cost - $720,000;
                     Acquired - 10/16/2003                       743,400
705,000              Eastman Kodak Co., 7.250%,
                     due 11/15/2013 .                            741,018
490,000              Hudson Respiratory Care, Inc., 9.125%,
                     due 04/15/2008 .                            433,650
                                                              ----------
                                                               1,918,068
                                                              ----------

SHARES OR
PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------

MISCELLANEOUS
RETAIL (0.4%)
$350,000             Suburban Propane Partners L.P., 6.875%,
                     due 12/15/2013, (a) Cost - $350,000;
                     Acquired - 12/18/2003                      $  355,250
                                                                ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.0%)
775,000              Ford Motor Credit Corp., 7.600%,
                     due 08/01/2005 .                              852,088
                                                                ----------

OIL AND GAS EXTRACTION (1.4%)
525,000              Citgo Petroleum Corp., 11.375%,
                     due 02/01/2011 .                              611,625
600,000              Houston Exploration Co., 7.000%,
                     due 06/15/2013, (a) Cost - $598,500;
                     Acquired - 06/05/2003                         622,500
                                                                ----------
                                                                 1,234,125
                                                                ----------

PAPER AND ALLIED PRODUCTS (4.2%)
760,000              Abitibi-Consolidated, Inc., 8.850%,
                     due 08/01/2030 .                              824,224
450,000              Boise Cascade Co., 6.500%,
                     due 11/01/2010 .                              470,067
360,000              Boise Cascade Co., 7.000%,
                     due 11/01/2013 .                              374,797
370,000              Buckeye Technologies, Inc., 8.500%,
                     due 10/01/2013 .                              397,750
460,000              Graphic Packaging International,
                     9.500%, due 08/15/2013, (a)
                     Cost - $460,000;
                     Acquired - 08/01/2003 (e)                     510,600
545,000              Mail-Well, Inc., 9.625%,
                     due 03/15/2012 (e)                            607,675
505,000              Pliant Corp., 11.125%,
                     due 09/01/2009 .                              547,925
                                                                ----------
                                                                 3,733,038
                                                                ----------

PERSONAL SERVICES (0.8%)
720,000              Service Corp. International, 6.875%,
                     due 10/1/2007                                 748,800
                                                                ----------

PRIMARY METAL INDUSTRIES (0.6%)
530,000              General Cable Corp., 9.500%,
                     due 11/15/2010, (a) Cost - $530,000;
                     Acquired - 11/18/2003                         569,750
                                                                ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (2.8%)
560,000              Moore North American Finance, 7.875%,
                     due 01/15/2011, (a) Cost - $804,322;
                     Acquired - 03/11/2003                         637,000
1,000,000            R.H. Donnelley Financial Corp., 10.875%,
                     due 12/15/2012, (a) Cost - $1,000,000;
                     Acquired - 11/26/2002                       1,191,250
675,000              Sun Media Corp., 7.625%,
                     due 02/15/2013 .                              725,625
                                                                ----------
                                                                 2,553,875
                                                                ----------

RAILROAD TRANSPORTATION (0.6%)
545,000              TFM SA de CV, 11.750%,
                     due 06/15/2009                                562,712
                                                                ----------

   The accompanying notes are an integral part of these financial statements.

44
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS  (REITS) (1.3%)
$400,000              ISTAR Financial, Inc., 8.750%,
                      due 08/15/2008 .                               $  464,000
525,000               Senior Housing Trust, 8.625%,
                      01/15/2012                                        574,875
85,000                Senior Housing Trust, 7.875%,
                      due 04/15/2015 .                                   89,675
                                                                     -----------
                                                                      1,128,550
                                                                     -----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.8%)
705,000               Tekni-Plex, Inc., 8.750%,
                      due 11/15/2013 .                                  738,487
                                                                     -----------

STONE, CLAY, GLASS, AND CONSTRUCTION (1.5%)
465,000               Hexcel Corp., 9.750%,
                      due 01/15/2009 (e)                                489,413
815,000               Owens-Brockway Glass, 8.250%,
                      due 05/15/2013 (e)                                879,181
                                                                     -----------
                                                                      1,368,594
                                                                     -----------

TRANSPORTATION BY AIR (0.5%)
1,343,987             US Airways, Inc., 9.820%,
                      due 01/01/2013 .                                  455,229
                                                                     -----------

TRANSPORTATION  EQUIPMENT (2.5%)
730,000               Dana Corp., 9.000%,
                      due 08/15/2011 (e)                                883,300
475,000               General Motors Corp., 8.375%,
                      due 07/15/2033 (e)                                553,044
700,000               United Components, Inc., 9.375%,
                      due 06/15/2013 .                                  768,250
                                                                     -----------
                                                                      2,204,594
                                                                     -----------

WATER TRANSPORTATION (0.7%)
540,000               Royal Caribbean Cruises, 8.000%,
                      due 05/15/2010 (e)                                591,300
                                                                     -----------

WHOLESALE TRADE - DURABLE GOODS (1.0%)
740,000               TRW Automotive, Inc., 9.375%,
                      due 02/15/2013 .                                  849,150
                                                                     -----------

WHOLESALE TRADE - NONDURABLE GOODS (1.7%)
730,000               Amerisourcebergen Corp., 7.250%,
                      due 11/15/2012 .                                  790,225
700,000               DIMON, Inc., 7.750%, due 06/01/2013, (a)
                      Cost - $716,838; Acquired - 11/17/2003
                      & 12/09/2003                                      724,500
                                                                     -----------
                                                                      1,514,725
                                                                     -----------
                      TOTAL CORPORATE BONDS
                      (cost $77,101,768)                             84,278,086
                                                                     -----------

INTERNATIONAL YANKEE (U.S. $DENOMINATED) (0.8%)
310,000               Alliance Atlantis Communications, Inc.,
                      13.000%, due 12/15/2009                           354,950
350,000               Federative Republic of Brazil, 10.250%,
                      due 06/17/2013 .                                  378,000
                                                                     -----------

                      TOTAL INTERNATIONAL/YANKEE
                      (cost $670,422)                                   732,950
                                                                     -----------

PREFERRED STOCKS (2.6%)

APPAREL AND OTHER FINISHED PRODUCTS (0.8%)
27,875                Tommy Hilfiger USA, 9.000%                        728,095
                                                                     -----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.8%)
531                   Alamosa Delaware, Inc. 7.500%,
                      Series B                                          188,505
13,578                CSC Holdings, Inc., 11.125%,
                      Series M                                        1,429,084
1                     Intermedia Communications, Inc., Series B,
                      13.500% (f)                                            50
                                                                      1,617,639
                                                                     -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.0%)
0.41                  River Holding Corp., Series B                           -
                                                                     -----------

                      TOTAL PREFERRED STOCKS
                      (cost $2,085,181)                               2,345,734
                                                                     -----------

VARIABLE RATE BONDS AND CDS (2.8%)
$750,000              Credit Suisse First Boston (USA), Inc.,
                      1.420%, due 07/05/2005 (d)                        752,498
1,000,000             Lehman Brothers Holdings, 1.450%,
                      due 09/20/2004 (d)                              1,001,520
750,000               Southtrust Bank, National Association,
                      1.250%, due 05/24/2004 (d)                        750,518
                                                                     -----------

                      TOTAL VARIABLE RATE BONDS AND CDS
                      (cost $2,504,536)                               2,504,536
                                                                     -----------

SHORT-TERM INVESTMENTS (24.9%)
2,395,114             DAI Securities, Repurchase Agreement,
                      1.030%, due 01/02/2004 (d)                      2,395,114
17,013,494            Deutsche GSI, Repurchase Agreement,
                      1.030%, due 01/02/2004 (d)                     17,013,494
2,941,000             Nations Cash Reserve                            2,941,000
                                                                     -----------

                      TOTAL SHORT-TERM INVESTMENTS
                      (cost $22,349,608)                             22,349,608
                                                                     -----------

                      TOTAL INVESTMENTS
                      (cost $104,711,515) (125.1%)                  112,247,457
                                                                    ------------
                      LIABILITIES, LESS OTHER ASSETS (-25.1%)       (22,556,072)
                                                                    ------------
                      TOTAL NET ASSETS (100.0%)                    $ 89,691,385
                                                                    ------------
                                                                    ------------

(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b) STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c)  Zero  Coupon  Bonds  that  make  no  interest  payments.
(d)  Securities  lending  collateral  (Note  2).
(e)  Securities  out  on  loan  (Note  2).
(f)  Security  in  default.

   The accompanying notes are an integral part of these financial statements.

45
--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Fixed Income Fund (Class A with load) returned 5.12% for the year ended December 31, 2003.(1) This compares to 4.10% for the benchmark Lehman Brothers Aggregate Bond Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The Fund's out performance was a result to the portfolio structure and its overweight to corporate bonds. The corporate bond sector experienced significant spread contraction during the year as companies reduced leverage through excess cash flow and sold off non-core businesses. The return of fiscal discipline helped alleviate fears in the capital market which had forced credit spreads to historic wide levels in the prior year. In addition, our increased exposure to the high yield sector helped add incremental return through the year.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     The Fund's performance was aided by several of our investment holdings including Kraft Foods, Sprint and Tyco. Kraft has been under some scrutiny as its parent company, Phillip Morris, endures the tobacco litigation pain. Kraft's underlying businesses are strong and performing well. In order to preserve the enterprise value of Kraft, we believe that there is a strong probability that Phillip Morris will spin-off Kraft. Sprint has done an excellent job of focusing on its core business and cutting costs. In spite of the highly publicized lawsuits surrounding Tyco's ex-chairman, the fundamentals of Tyco's underlying businesses appear solid and the new management team has done a good job of reducing debt and selling non-core businesses.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     While the credit markets improved through the year, our holdings in tobacco settlement bonds lagged the recovery. The tobacco settlement structures were created by certain states to prefund the long payouts associated with the settlement of tobacco litigation. As tobacco companies make payments into the Master Settlement Agreement, they are funneled to the states to pay interest and principal on these bonds outstanding. With the overhang of the tobacco litigation, these structured deals did not perform well last year.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     We believe we are in a period of relative low interest rates, however, with the strength of the economic recovery, the risks of an increase in interest rates from the current levels is pretty high. The credit markets have improved significantly and we remain positive on the outlook for credit. In addition, we expect the mortgage-backed securities sector to underperform in a rising interest rate environment.

GREGORY J. HAHN, CFA      MICHAEL D. RICHMAN, CFA
Chief Investment Officer  Second Vice President
40|86 Advisors, Inc. . .  Portfolio Manager
                          40|86 Advisors, Inc.

Gregory J. Hahn, CFA and Michael D. Richman, CFA share responsibility for managing the Fund. Hahn is the Chief Investment Officer for 40|86 Advisors, Inc. ("40|86") and chairs the Portfolio Management Group. Richmond, a Second Vice President at 40|86, co-manages the Fund and co-chairs 40|86's Portfolio Management Group.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco
     Fixed Income Fund is 5.00% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. Investors cannot actually invest in an index.

46
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------
(UNAUDITED)

Growth  of  $10,000(1)

SINCE INCEPTION:  1/2/1997

DATE                        FIXED INCOME     LBA
---------------------------------------------------
1/2/1997 . . . . . . . . .      9,496.68  10,000.00
1/31/1997. . . . . . . . .      9,572.65  10,031.00
2/28/1997. . . . . . . . .      9,610.75  10,056.08
3/31/1997. . . . . . . . .      9,515.03   9,944.46
4/30/1997. . . . . . . . .      9,582.37  10,093.62
5/31/1997. . . . . . . . .      9,688.84  10,189.51
6/30/1997. . . . . . . . .      9,820.17  10,310.77
7/31/1997. . . . . . . . .     10,088.61  10,589.16
8/31/1997. . . . . . . . .      9,990.47  10,499.15
9/30/1997. . . . . . . . .     10,133.47  10,653.49
10/31/1997 . . . . . . . .     10,252.23  10,807.96
11/30/1997 . . . . . . . .     10,295.03  10,857.68
12/31/1997 . . . . . . . .     10,320.02  10,967.34
1/31/1998. . . . . . . . .     10,455.51  11,107.72
2/28/1998. . . . . . . . .     10,473.94  11,098.84
3/31/1998. . . . . . . . .     10,554.19  11,136.57
4/30/1998. . . . . . . . .     10,616.22  11,194.48
5/31/1998. . . . . . . . .     10,720.20  11,300.83
6/30/1998. . . . . . . . .     10,782.83  11,396.89
7/31/1998. . . . . . . . .     10,814.29  11,420.82
8/31/1998. . . . . . . . .     10,877.54  11,606.98
9/30/1998. . . . . . . . .     11,004.63  11,878.58
10/31/1998 . . . . . . . .     10,924.81  11,815.63
11/30/1998 . . . . . . . .     11,058.43  11,882.98
12/31/1998 . . . . . . . .     11,101.38  11,918.63
1/31/1999. . . . . . . . .     11,220.98  12,003.25
2/28/1999. . . . . . . . .     11,044.15  11,793.19
3/31/1999. . . . . . . . .     11,126.33  11,858.05
4/30/1999. . . . . . . . .     11,160.44  11,896.00
5/31/1999. . . . . . . . .     11,039.34  11,791.31
6/30/1999. . . . . . . . .     10,979.31  11,753.58
7/31/1999. . . . . . . . .     10,979.76  11,704.22
8/31/1999. . . . . . . . .     10,949.00  11,698.37
9/30/1999. . . . . . . . .     11,032.30  11,834.07
10/31/1999 . . . . . . . .     11,063.63  11,877.85
11/30/1999 . . . . . . . .     11,099.67  11,876.66
12/31/1999 . . . . . . . .     11,071.04  11,819.66
1/31/2000. . . . . . . . .     11,040.89  11,780.65
2/29/2000. . . . . . . . .     11,160.75  11,923.20
3/31/2000. . . . . . . . .     11,293.98  12,080.58
4/30/2000. . . . . . . . .     11,254.90  12,045.55
5/31/2000. . . . . . . . .     11,190.41  12,039.53
6/30/2000. . . . . . . . .     11,466.74  12,289.95
7/31/2000. . . . . . . . .     11,584.62  12,401.79
8/31/2000. . . . . . . . .     11,762.80  12,581.61
9/30/2000. . . . . . . . .     11,842.73  12,660.88
10/31/2000 . . . . . . . .     11,880.95  12,744.44
11/30/2000 . . . . . . . .     12,026.52  12,953.45
12/31/2000 . . . . . . . .     12,211.25  13,194.38
1/31/2001. . . . . . . . .     12,460.71  13,409.45
2/28/2001. . . . . . . . .     12,578.21  13,526.11
3/31/2001. . . . . . . . .     12,650.96  13,593.74
4/30/2001. . . . . . . . .     12,707.47  13,536.65
5/31/2001. . . . . . . . .     12,849.78  13,617.87
6/30/2001. . . . . . . . .     12,891.08  13,669.62
7/31/2001. . . . . . . . .     13,191.21  13,975.82
8/31/2001. . . . . . . . .     13,349.23  14,136.54
9/30/2001. . . . . . . . .     13,351.01  14,300.52
10/31/2001 . . . . . . . .     13,590.76  14,599.40
11/30/2001 . . . . . . . .     13,389.02  14,397.93
12/31/2001 . . . . . . . .     13,269.61  14,305.79
1/31/2002. . . . . . . . .     13,362.94  14,421.66
2/28/2002. . . . . . . . .     13,431.98  14,561.55
3/31/2002. . . . . . . . .     13,303.89  14,319.83
4/30/2002. . . . . . . . .     13,454.04  14,597.64
5/31/2002. . . . . . . . .     13,549.84  14,721.72
6/30/2002. . . . . . . . .     13,409.32  14,849.79
7/31/2002. . . . . . . . .     13,091.93  15,029.48
8/31/2002. . . . . . . . .     13,429.58  15,283.48
9/30/2002. . . . . . . . .     13,455.98  15,531.07
10/31/2002 . . . . . . . .     13,409.61  15,459.62
11/30/2002 . . . . . . . .     13,680.27  15,454.99
12/31/2002 . . . . . . . .     13,947.34  15,774.91
1/31/2003. . . . . . . . .     14,125.74  15,789.10
2/28/2003. . . . . . . . .     14,331.33  16,006.99
3/31/2003. . . . . . . . .     14,437.95  15,994.19
4/30/2003. . . . . . . . .     14,712.21  16,126.94
5/31/2003. . . . . . . . .     14,925.96  16,426.90
6/30/2003. . . . . . . . .     15,039.29  16,394.05
7/31/2003. . . . . . . . .     14,691.22  15,842.88
8/31/2003. . . . . . . . .     14,810.68  15,947.44
9/30/2003. . . . . . . . .     15,191.90  16,370.05
10/31/2003 . . . . . . . .     15,182.08  16,217.81
11/30/2003 . . . . . . . .     15,265.35  16,256.73
12/31/2003 . . . . . . . .     15,434.47  16,422.55

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/03. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/03)

                INCEPTION                        SINCE
                   DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------
Fixed Income A  01/02/1997    5.12%     5.72%       6.40%
Fixed Income B  03/20/1998    5.09%     6.04%       6.23%
Fixed Income C  03/05/1998    8.03%     6.17%       6.41%
Fixed Income Y  01/02/1997   11.17%     7.41%       7.80%
LBA Index. . .  01/02/1997    4.10%     6.62%       7.34%

47
--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE
-------------------------------------------------------------------------

PREFERRED STOCKS (1.0%)

APPAREL AND OTHER FINISHED PRODUCTS (0.3%)
11,000                Tommy Hilfiger USA                       $  287,320
                                                               ----------

NONDEPOSITORY CREDIT INSTITUTIONS (0.7%)
445                   Centaur Funding Corp., (a)
                      Cost - $524,985;
                      Acquired - 07/25/2003                       547,211
                                                               ----------

                      TOTAL PREFERRED STOCK (cost $805,318)       834,531
                                                               ----------

CORPORATE BONDS (58.6%)

AMUSEMENT AND RECREATIONAL SERVICES (0.3%)
$235,000              Six Flags, Inc., 8.875%,
                      due 02/01/2010 (d)                          242,344
                                                               ----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.6%)
440,000               Ryland Group, 5.375%,
                      due 06/01/2008 .                            455,400
                                                               ----------

BUSINESS SERVICES (2.0%)
565,000               Cendant Corp., 7.750%,
                      due 12/01/2003 .                            648,970
180,000               NCR Corp., 7.125%,
                      due 06/15/2009 .                            200,988
635,000               Time Warner, Inc., 7.700%,
                      due 05/01/2032 .                            743,916
                                                               ----------
                                                                1,593,874
                                                               ----------

CHEMICALS AND ALLIED PRODUCTS (0.8%)
235,000               Lyondell Chemical Co., Series A,
                      9.625%, due 05/01/2007                      262,025
120,000               Polyone Corp., 10.625%,
                      due 05/15/2010 (d)                          120,600
215,000               Terra Capital, Inc., 12.875%,
                      due 10/15/2008 .                            254,775
                                                               ----------
                                                                  637,400
                                                               ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (10.4%)
310,000               AT&T Wireless Services, Inc., 8.750%,
                      due 03/01/2031 .                            383,840
414,000               Chancellor Media CCU, 8.000%,
                      due 11/01/2008 .                            481,275
191,000               Clear Channel Communications, Inc.,
                      6.625%, due 06/15/2008                      212,403
505,000               Comcast Corp., 7.050%,
                      due 03/15/2033 .                            551,484
410,000               Cox Enterprises, 4.375%, due
                      05/01/2008, (a) Cost - $409,734;
                      Acquired - 04/14/2003                       416,919
540,000               Deutsche Telcom International Finance,
                      Inc., 8.250%, due 06/15/2030                692,276
330,000               DirecTV Holdings, 8.375%,
                      due 03/15/2013 .                            384,450
175,000               EchoStar Broadband Corp., 10.375%,
                      due 10/01/2007 .                            192,719
200,000               Insight Midwest LLP, 10.500%,
                      due 11/01/2010 .                            218,500
400,000               Nextel Communications, Inc., 9.375%,
                      due 11/15/2009 .                            438,000
1,000,000             Qwest Capital Funding, Inc., 7.500%,
                      due 11/01/2008 .                          1,032,500

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------------------------------------------------------------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (cont.)

$990,000              Qwest Capital Funding, Inc., 7.250%,
                      due 02/15/2011 .                            $  980,100
440,000               Sprint Capital Corp., 6.875%,
                      due 11/15/2028 .                               430,875
350,000               Tele-Communications, Inc., 9.80%,
                      due 02/01/2012 .                               457,233
1,065,000             Telus Corp, 8.000%, due
                      06/01/2011                                   1,247,431
235,000               Triton PCS, Inc., 8.500%,
                      due 06/01/2013 (d)                             253,800
                                                                  ----------
                                                                   8,373,805
                                                                  ----------

DEPOSITORY INSTITUTIONS (0.5%)
375,000               Union Planters Bank, 6.500%,
                      due 03/15/2008 .                               404,889
                                                                  ----------

EATING AND DRINKING PLACES (0.5%)
315,000               Yum! Brands, Inc., 7.700%,
                      due 07/01/2012 .                               364,219
                                                                  ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (9.6%)
410,000               Allied Waste North America, 8.875%,
                      due 04/01/2008 .                               461,250
800,000               AMERENENERGY Generating, Series C,
                      7.750%, due 11/01/2005                         877,594
315,000               Cilcorp, Inc., 8.700%,
                      due 10/15/2009 .                               380,593
355,000               Cinergy Corp., 6.250%,
                      due 09/01/2004 .                               364,229
470,000               Constellation Energy Corp., 4.550%,
                      due 06/15/2015 .                               433,003
500,000               Detroit Edison Co., 5.050%,
                      due 10/01/2005 .                               523,236
450,000               Dominion Resources, Inc., 4.125%,
                      due 02/15/2008 .                               459,020
510,000               Kansas City Power & Light, 7.125%,
                      due 12/15/2005 .                               555,776
745,000               Niagara Mohawk Power Co., 5.375%,
                      due 10/01/2004 .                               765,493
350,000               Nisource Finance, 7.875%,
                      due 11/15/2010 .                               416,854
575,000               Pinnacle West Capital Corp., 6.400%,
                      due 04/01/2006 .                               617,133
350,000               PSI Energy, Inc., 6.650%,
                      due 06/15/2006 .                               381,682
320,000               Southern Natural Gas Co, 7.350%,
                      due 02/15/2031 .                               361,600
770,000               Southwestern Public Service Co, Series B,
                      5.125%, due 11/01/2006                         816,511
255,000               Texas Eastern Transmissions LP, 7.000%,
                      due 07/15/2032 .                               283,051
                                                                  ----------
                                                                   7,697,025
                                                                  ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.7%)
825,000               Celestica, Inc. 0.000% (b),
                      due 08/01/2020 .                               440,344
455,000               Nortel Networks Ltd., 6.125%,
                      due 02/15/2006 .                               462,963
312,000               TeleCorp PCS, Inc., 10.625%,
                      due 07/15/2010 .                               364,863

   The accompanying notes are an integral part of these financial statements.

48
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
-----------------------------------------------------------------------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (cont.)

$520,000                   Tyco International Group, 6.000%,
                           due 11/15/2013, (a) Cost - $517,759;
                           Acquired - 11/06/2003                   $  538,200
1,165,000                  Tyco International Group, 6.875%,
                           due 01/15/2029 .                         1,195,290
                                                                   ----------
                                                                    3,001,660
                                                                   ----------

FOOD AND KINDRED PRODUCTS (1.9%)
265,000                    Coca-Cola HBC Finance, 5.125%,
                           due 09/17/2013, (a) Cost - $262,570;
                           Acquired - 09/10/2003                      266,186
510,000                    Kraft Foods, Inc., 6.250%,
                           due 06/01/2012 .                           556,745
665,000                    Kraft Foods, Inc., 5.250%,
                           due 106/01/2013                            672,264
                                                                   ----------
                                                                    1,495,195
                                                                   ----------

FOOD STORES (0.6%)
460,000                    Kroger Co., 7.000%,
                           due 05/01/2018 .                           515,780
                                                                   ----------

FURNITURE AND FIXTURES (0.6%)
250,000                    Lear Corp., 8.110%, due 05/15/2009         295,312
152,000                    Rubbermaid, Inc., 6.600%,
                           due 11/15/2006 .                           167,688
                                                                   ----------
                                                                      463,000
                                                                   ----------

GENERAL MERCHANDISE STORE (0.5%)
355,000                    JC Penney Co., Inc., 8.000%,
                           due 03/01/2010 .                           408,694
                                                                   ----------

HEALTH SERVICES (0.9%)
625,000                    HCA, Inc., 8.750%, due 09/01/2010          745,175
                                                                   ----------

HOTELS, OTHER LODGING PLACES (1.3%)
495,000                    Hyatt Equities LLC, 6.875%,
                           due 06/15/2007, (a) Cost -
                           493,827; Acquired - 06/12/2002            532,186
150,000                    Park Place Entertainment, 8.875%,
                           due 09/15/2008 .                           170,250
310,000                    Vail Resorts, Inc., 8.750%,
                           due 05/15/2009 .                           328,600
                                                                   ----------
                                                                    1,031,036
                                                                   ----------

INSURANCE CARRIERS (2.7%)
500,000                    John Hancock Financial Services,
                           5.625%, due 12/01/2008                     540,686
375,000                    Protective Life US Funding Trust,
                           5.875%, due 08/15/2006, (a)
                           Cost - $377,596;
                           Acquired - 08/28/2001                      407,774
750,000                    RenaissanceRe Holdings, Ltd.,
                           7.000%, due 07/15/2008                     816,544
465,000                    TGT Pipeline LLC, 5.200%,
                           due 06/01/2018 .                           436,470
                                                                   ----------
                                                                    2,201,474
                                                                   ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.1%)
425,000                    Georgia-Pacific Corp., 7.750%,
                           due 11/15/2029 .                           444,125
400,000                    Weyerhauser Co., 5.950%,
                           due 11/01/2008 .                           430,405
                                                                   ----------
                                                                      874,530
                                                                   ----------

SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
-----------------------------------------------------------------------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.7%)
$305,000                   Guidant Corp., 6.150%,
                           due 02/15/2006 .                        $  326,766
220,000                    PLC Trust 2003-1, 2.709%,
                           due 03/31/2006, (a) Cost - $220,000;
                           Acquired - 12/12/2003                      220,000
                                                                   ----------
                                                                      546,766
                                                                   ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
270,000                    CIT Group Holdings, 7.750%,
                           due 04/02/2012 .                           319,489
                                                                   ----------

MOTION PICTURE  (0.2%)
190,000                    Liberty Media Corp., 5.700%,
                           due 05/15/2013 (d)                         192,556
                                                                   ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (3.7%)
400,000                    Aristar, Inc., 5.850%,
                           due 01/27/2004 .                           401,267
380,000                    Credit Suisse USA, Inc., 3.875%,
                           due 01/15/2009 (d)                         379,976
485,000                    Ford Motor Credit Corp., 7.600%,
                           due 08/01/2005 .                           518,568
310,000                    Ford Motor Credit Corp., 7.000%,
                           due 10/01/2013 .                           327,530
695,000                    Gemstone Investors Ltd., 7.710%,
                           due 10/31/2004, (a) Cost - $697,086;
                           Acquired - 10/25/2001                      705,425
495,000                    General Motors Acceptance Corp.,
                           8.375%, due 07/15/2033                     513,051
15,000                     Household Finance Corp., 6.375%,
                           due 11/27/2012 .                            14,616
85,000                     Transamerica Corp., 6.750%,
                           due 11/15/2006 .                            94,213
                                                                   ----------
                                                                    2,954,646
                                                                   ----------

OIL AND GAS EXTRACTION (1.1%)
290,000                    Enterprise Products Operations,
                           8.250%, due 03/15/2005                     309,923
540,000                    Petroleos Mexicanos, 6.500%,
                           due 02/01/2005 .                           566,325
                                                                   ----------
                                                                      876,248
                                                                   ----------

PAPER AND ALLIED PRODUCTS (0.8%)
135,000                    Boise Cascade Co., 6.500%,
                           due 11/01/2010 .                           141,020
475,000                    Meadwestvaco Corp., 2.750%,
                           due 12/01/2005 .                           471,201
                                                                   ----------
                                                                      612,221
                                                                   ----------

PERSONAL SERVICES (0.5%)
395,000                    Service Corp. International, 7.700%,
                           due 04/15/2009 .                           423,638
                                                                   ----------

PIPE LINES, EXCEPT NATURAL GAS (0.6%)
536,000                    Dynegy-Roseton Danskamme, 7.670%,
                           due 11/08/2016 .                           512,215
                                                                   ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (2.2%)
160,000                    Moore North American Finance,
                           7.875%, due 01/15/2011, (a)
                           Cost - $158,878;
                           Acquired - 03/11/2003                      182,000
225,000                    News America, Inc., 7.280%,
                           due 06/30/2028 .                           251,572

   The accompanying notes are an integral part of these financial statements.

49
--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                              VALUE
----------------------------------------------------------------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (cont.)
$460,000             News America, Inc., 7.625%,
                     due 11/30/2028 .                       $  534,445
350,000              Quebecor Media, Inc., 11.125%,
                     due 07/15/2011 .                          406,875
115,000              R.H. Donnelley Financial Corp.,
                     8.875%, due 12/15/2010, (a)
                     Cost - $115,000;
                     Acquired - 11/26/2002                     129,950
210,000              R.H. Donnelley Financial Corp.,
                     10.875%, due 12/15/2012, (a)
                     Cost - $210,000;
                     Acquired - 11/26/2002                     250,163
                                                            ----------
                                                             1,755,005
                                                            ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.6%)
185,000              Avalon Bay Communities, Inc.,
                     6.800%, due 07/15/2006 (d)                203,282
625,000              Duke Realty Corp., 7.375%,
                     due 09/22/2005 .                          680,191
440,000              EOP Operating, LP, 8.375%,
                     due 03/15/2006 .                          492,933
455,000              ERP Operating, LP, 7.100%,
                     due 06/23/2004 .                          466,273
435,000              Healthcare Properties, Inc., 6.875%,
                     due 06/08/2005 .                          455,669
230,000              Health Care REIT, Inc., 7.500%,
                     due 08/15/2007 .                          259,297
465,000              Hospitality Properties, 6.750%,
                     due 02/15/2013 .                          488,032
350,000              ISTAR Financial, Inc., 8.750%,
                     due 08/15/2008 .                          406,000
590,000              JDN Realty Corp, 6.800%,
                     due 04/01/2004 .                          604,195
555,000              New Plan Excel Realty, 5.875%,
                     due 06/15/2007 .                          602,602
535,000              Post Apartment Homes, 6.850%,
                     due 03/16/2015 .                          556,934
330,000              Prologis, 6.700%,
                     due 04/15/2004 .                          335,183
330,000              Senior Housing Trust, 8.625%,
                     due 01/15/2012 .                          361,350
145,000              Simon Property Group, 7.125%,
                     due 02/09/2009 .                          164,691
                                                            ----------
                                                             6,076,632
                                                            ----------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.1%)
100,000              Regency Centers, LP, 7.400%,
                     due 04/01/2004 .                          101,472
                                                            ----------

SECURITIES & COMMODITY BROKERS (0.5%)
365,000              Goldman Sachs Group, Inc.,
                     5.250%, due 10/15/2013                    369,205
                                                            ----------

TOBACCO PRODUCTS (1.0%)
350,000              Universal Corp., Series B, 7.500%,
                     due 01/26/2004 .                          350,000
430,000              Universal Corp., 5.200%,
                     due 10/15/2013 .                          429,442
                                                            ----------
                                                               779,442
                                                            ----------

WHOLESALE TRADE - NON-DURABLE GOODS (1.2%)
260,000              Amerisourcebergen Corp., 7.250%,
                     due 11/15/2012 .                          281,450

SHARES OR
PRINCIPAL AMOUNT                                                VALUE
-------------------------------------------------------------------------

WHOLESALE TRADE - NON - DURABLEGOODS (cont.)
$320,000             Cardinal Health, Inc., 4.000%,
                     due 06/15/2015 .                         $   292,758
350,000              DIMON, Inc., 9.625%,
                     due 10/15/2011 .                             392,000
                                                              -----------
                                                                  966,208
                                                              -----------
                     TOTAL CORPORATE BONDS
                     (cost $43,635,428)                        46,991,243
                                                              -----------

MUNICIPAL BONDS (6.7%)
745,000              California County, 7.500%,
                     due 06/01/2019 .                             743,227
260,000              Decatur Texas Hospital Authority,
                     Hospital Revenue 7.750%,
                     due 09/01/2009 .                             278,684
595,000              Duarte California Certificate of
                     Participation, 6.250%,
                     due 04/01/2005 .                             620,704
400,646              Educational Enhancement Funding Corp.,
                     6.720%, due 06/01/2025                       382,213
580,000              Eufaula Ala, 4.000%,
                     due 08/15/2012 .                             580,818
285,000              Indiana State Dev. Fin. Auth. Rev.,
                     5.500%, due 01/01/2033                       291,549
265,000              Rothschild Wisconsin Ref., 2.125%,
                     due 03/01/2004 .                             265,130
455,000              San Diego California Community
                     College, 1.340%, due 05/01/2004              455,068
495,000              Sisters of Providence Obligated Group,
                     Revenue, 7.470%, due 10/01/2007.             559,890
615,000              Tobacco Settlement Fin. Corp., 5.920%,
                     due 06/01/2012 .                             602,583
603,234              Tobacco Settlement Fin Corp., 6.360%,
                     due 05/15/2025 .                             590,312
                                                              -----------

                     TOTAL MUNICIPAL BONDS
                     (cost $5,314,932)                          5,370,178
                                                              -----------

ASSET BACKED SECURITIES (10.1%)
800,000              Centex Home Equity, 2001-A A6,
                     6.250%, due 04/25/2031                       838,679
600,000              Chase Funding Mortgage Loan,
                     2001-3 1A4, 5.602%,
                     due 05/25/2027 .                             608,039
487,000              Chase Funding Mortgage Loan,
                     2002-19 2A3, 6.020%,
                     due 07/25/2032 .                             489,664
200,000             Chase Funding Mortgage Loan,
                     2001-CKN5 A3, 5.107%,
                     due 09/15/2034 .                             211,803
663,487              CMAT 1999-C1 A1, #1999CA, 6.250%,
                     due 01/17/2032 .                             695,339
685,000              Deutsche Mortgage and Asset Receiving
                     Corp., 98-C1, A2, 6.538%,
                     due 06/15/2031 .                             750,626
88,191               First Union Lehman Brothers
                     Commercial Mortgage Trust,
                     1997C2 A2, 6.600%,
                     due 05/18/2007 .                              89,837
1,100,000            First Union National Bank Commercial
                     Mortgage, #2001-C3 A2, 6.180%,
                     due 08/15/2033 .                           1,206,413

   The accompanying notes are an integral part of these financial statements.

50
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
-----------------------------------------------------------------------------

ASSET BACKED SECURITIES (cont.)
$223,515            GMAC Commercial Mortgage Services,
                    1999C2, 6.570%, due
                    9/15/2033                                      $  239,768
220,288             GMAC Mortgage Corporation Loan
                    Trust, 2001-HE4 A5, 5.680%,
                    due 04/25/2027 .                                  222,912
165,000             Residential Asset Mortgage Products,
                    Inc., 2002-RZ3 A4, 4.730%,
                    due 11/25/2010 .                                  169,749
459,921             Residential Asset Mortgage Products,
                    Inc., 2001-RZ4 A4, 5.200%,
                    due 03/25/2030 .                                  462,960
51,154              Residential Asset Securities Corporation,
                    2001-KS3 AI3, 5.180%,
                    due 07/25/2027 .                                   51,286
1,031,261           Residential Asset Securities Corporation,
                    1999-KS4 AI4, 7.220%,
                    due 06/25/2028 .                                1,084,013
925,000             Residential Asset Securities Corporation,
                    2001-KS2, 6.417%,
                    due 02/25/2029 .                                  949,097
                                                                   ----------

                    TOTAL ASSET BACKED SECURITIES
                    (cost $7,878,796)                               8,070,185
                                                                   ----------

COLLATERIZED MORTGAGE OBLIGATIONS (8.3%)
1,485,000           Countrywide Home Loans, 2002-S1 A5,
                    5.960%, due 11/25/2016                          1,519,142
870,000             Countrywide Home Loans, 2001-1 AF-6,
                    6.434%, due 07/25/2031                            910,843
743,000             J.P. Morgan Mortgage Securities, #01CIB3,
                    6.044%, due 11/15/2035                            809,187
320,000             LB-USB Commercial Mortgage Trust,
                    #2001C3, 6.365%,
                    due 12/15/2028 .                                  356,353
1,553,915           Morgan Stanley Dean Witter Capital, Inc.,
                    2001-PPM A2, 6.400%,
                    due 02/01/2031 .                                1,694,682
225,000             Morgan Stanley Dean Witter Capital,
                    Inc., 2001-TOPS3 A3, 6.200%,
                    due 07/15/2033 .                                  247,737
196,596             Mortgage Capital Funding, Inc.,
                    1998 - MC2 A1, 6.325%,
                    due 10/18/2007 .                                  202,545
57,714              Paine Webber Mortgage Acceptance
                    Corp., 1999-04 2B1, 6.265%,
                    due 01/28/2009, (a) Cost - $56,193;
                    Acquired - 01/21/2000                              57,714
178,584             Residential Asset Mortgage Products, Inc.,
                    2001-RZ3 A4, 6.130%,
                    due 03/25/2030 .                                  178,761
640,000             Salomon Brothers Mortgage Sec.,
                    6.168%, due 02/13/2010                            702,054
                                                                   ----------
                    TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                    (cost $6,483,604)                               6,679,018
                                                                   ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.6%)
$605,000            Federal Home Loan Mortgage Corp.,
                    #2614CH, 3.500%,
                    due 12/15/2010 .                               $  619,092
83,210              Federal Home Loan Mortgage Corp.,
                    #G00479, 9.000%,
                    due 04/01/2025 .                                   93,015
279,670             Federal Home Loan Mortgage Corp.,
                    #2478EF, 6.000%,
                    due 03/15/2026 .                                  281,231
276,436             Federal Home Loan Mortgage Corp.,
                    #2435, 6.250%,
                    due 05/15/2027 .                                  277,533
16,352              Federal Home Loan Mortgage Corp.
                    PC Gold, #C28063, 6.500%,
                    due 07/01/2029 .                                   17,147
7                   Federal Home Loan Mortgage Corp.,
                    #C35364, 7.500%,
                    due 01/01/2030 .                                        7
209,631             Federal Home Loan Mortgage Corp.,
                    #2422 CD, 6.000%,
                    due 02/01/2032 .                                  210,922
510,000             Federal National Mortgage Assn.,
                    #002638, 3.000%,
                    due 02/15/2015 .                                  515,961
100,000             Federal National Mortgage Assn.,
                    #199463, 7.000%,
                    due 04/25/2024 .                                  109,315
10,626              Federal National Mortgage Assn.,
                    #250307,7.500%,
                    due 07/01/2025 .                                   11,401
8,330               Federal National Mortgage Assn.,
                    #250758,7.000%,
                    due 11/01/2026 .                                    8,846
369,033             Federal National Mortgage Assn.,
                    #1999T2, 7.500%,
                    due 01/19/2031 .                                  403,169
605,000             U.S. Treasury, 3.375%,
                    due 11/15/2008 (d)                                609,987
2,295,000           U.S. Treasury, 4.250%,
                    due 11/15/2013 (d)                              2,293,208
2,920,000           U.S. Treasury, 5.375%,
                    due 02/15/2031 (d)                              3,046,042
                                                                   ----------

                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    (cost $8,445,410)                               8,496,876
                                                                   ----------

VARIABLE RATE BONDS AND CD'S (0.7%)
300,000             Lehman Brothers Holdings, 1.450%,
                    due 09/20/2004 (c)                                300,456
300,000             Southtrust Bank, National Association,
                    1.250%, due 05/24/2004 (c)                        300,207
                                                                   ----------

                    TOTAL VARIABLE RATE BONDS AND CD'S
                    (cost $600,663) .                                 600,663
                                                                   ----------

   The accompanying notes are an integral part of these financial statements.

51
--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

SHARES OR
PRINCIPAL AMOUNT                                        VALUE
-----------------------------------------------------------------

SHORT-TERM INVESTMENTS  (12.2%)
$6,629,037          Deutsche GSI, Repurchase
                    Agreement, 1.030%,
                    due 01/02/2004 (c)               $ 6,629,037
3,181,000           Nations Cash Reserve               3,181,000
                                                     ------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $9,810,037)                  9,810,037
                                                     ------------

                    TOTAL INVESTMENTS
                    (cost $82,974,188) (108.2%)       86,852,731
                    LIABILITIES, LESS OTHER ASSETS
                    (-8.2%)                           (6,584,583)
                                                     ------------
                    TOTAL NET ASSETS (100.0%)        $80,268,148
                                                     ------------
                                                     ------------

(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b)  Zero  Coupon  -  Bonds  that  make  no  interest  payments.
(c)  Securities  lending  collateral  (Note  2).
(d)  Securities  out  on  loan  (Note  2).

52
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

DECEMBER  31,  2003

1.  ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology and Conseco Large-Cap Funds commenced operations on July 1, 2000.

     Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The Conseco Balanced Fund invests in several asset classes including debt securities, equity securities, and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investment-grade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

     The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A and Class C shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

     Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent-deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares have a a maximum up-front sales charge of 1% of your investment. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION,  TRANSACTIONS,  AND  RELATED  INVESTMENT  INCOME

     The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S.-dollar-denominated.

The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

                                                           % OF
FUND                             COST         VALUE     NET ASSETS
-------------------------------------------------------------------
CONSECO BALANCED - BONDS . .  $   752,780  $   806,915        2.50%
CONSECO CONVERTIBLE
SECURITIES - BONDS . . . . .    7,070,028    7,825,824       41.82%
CONSECO HIGH YIELD - BONDS .   15,510,397   16,355,704       18.24%
CONSECO FIXED INCOME - BONDS    4,043,628    4,253,728        5.30%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, 40|86 Advisors, Inc., formerly Conseco Capital Management, Inc. ("the Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

     In each Fund of the Trust, Fund securities which are traded on stock exchanges excluding the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from an independent pricing services or brokers. Prices for fixed income securities may be obtained from an independent pricing service which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Fund securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value. If an investment owned by a Fund experiences a default and has accured interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

DIVIDENDS  TO  SHAREHOLDERS

     Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity, and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.


53
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

DECEMBER  31,  2003

Dividends  to  shareholders  from  net  investment  income  are  determined  in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gain (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

FEDERAL  INCOME  TAXES

     For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassification are made to the appropriate equity accounts in the period that the difference arises. On the Statements of Assets and Liabilities the following reclassifications were made:

                               ACCUMULATED
                                   NET       UNDISTRIBUTED
                                 REALIZED         NET             PAID-
                                   GAIN       INVESTMENT            IN
FUND                              (LOSS)        INCOME           CAPITAL
-----------------------------------------------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $       -   $       78,843    $      (78,843)
CONSECO 20 . . . . . . . . . .          -          719,336          (719,336)
CONSECO EQUITY . . . . . . . .     28,632          (11,857)          (16,775)
CONSECO LARGE-CAP. . . . . . .        460           34,845           (35,305)
CONSECO BALANCED . . . . . . .      3,363           11,544           (14,907)
CONSECO CONVERTIBLE SECURITIES   (282,268)         471,556          (189,288)
CONSECO HIGH YIELD . . . . . .      2,730           (2,730)                -
CONSECO FIXED INCOME . . . . .      2,336           (2,336)                -

SECURITIES  LENDING

     The Funds have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Funds may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities, variable rate bonds and CDs which are included in the respective Fund's Schedule of Investments.

     At  December  31,  2003,  the Conseco Science & Technology Fund, Conseco 20
Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and the Conseco Fixed Income Fund had securities with a market value of $141,648, $3,447,725, $4,759,537, $9,682, $1,032,210, $2,742,510, $21,400,357 and $7,060,348,
respectively, on loan (included within Investments in securities in the Statements of Assets and Liabilities) and had received $145,600, $3,541,744, $4,869,056, $9,900, $1,061,750, $2,802,925, $21,913,144, $7,229,700,
respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the year ended December 31, 2003, this securities lending income totaled $710, $25,044, $28,438, $35, $3,238, $11,463, $71,516, and $24,279, respectively.

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

EXPENSES

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

USE  OF  ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.  AGREEMENTS  WITH  SUBSIDIARIES  OF  CONSECO

INVESTMENT  ADVISORY  AGREEMENT

     The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the year ended December 31, 2003:

FUND                            GROSS AMOUNT     WAIVER
---------------------------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $      44,411  $ (88,554)
CONSECO 20 . . . . . . . . . .        359,986   (112,621)
CONSECO EQUITY . . . . . . . .        725,062   (131,812)
CONSECO LARGE-CAP .. . . . . .         34,046    (87,258)
CONSECO BALANCED . . . . . . .        233,456    (76,524)
CONSECO CONVERTIBLE SECURITIES        167,334   (106,728)
CONSECO HIGH YIELD . . . . . .        805,468   (270,233)
CONSECO FIXED INCOME . . . . .        433,309   (233,349)

     Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, and Conseco High Yield Funds, 0.85% of the average daily net asset value of the Conseco Convertible Securities Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. The Adviser has entered into Subadviser Agreements for the management of the investments in the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadvisor for the Conseco Science & Technology Fund and the Conseco 20 Fund is Oak Associates, ltd. The Subadvisor for the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund is Chicago Equity Partners, LLC. The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets exceeds the following:

54
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

FUND                  CLASS A   CLASS B   CLASS C   CLASS Y
------------------------------------------------------------
CONSECO SCIENCE
& TECHNOLOGY . . . .     1.75%     2.25%     2.25%     1.25%
CONSECO 20 . . . . .     1.75%     2.25%     2.25%     1.25%
CONSECO EQUITY . . .     1.50%     2.00%     2.00%     1.00%
CONSECO LARGE-CAP. .     1.50%     2.00%     2.00%     1.00%
CONSECO BALANCED . .     1.50%     2.00%     2.00%     1.00%
CONSECO CONVERTIBLE
SECURITIES . . . . .     1.55%     2.05%     2.05%     1.05%
CONSECO HIGH YIELD .     1.40%     1.90%     1.90%      .90%
CONSECO FIXED INCOME  1.10%(a)     1.60%     1.60%      .60%

(a) Class A rate change effective May 1, 2001. Prior to this date the rate was 1.25%.

     The Adviser may discontinue these contractual limits at any time after April 30, 2004. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                            YEAR  OF  EXPIRATION
-------------------------------------------------------
                                DECEMBER 31,
FUND                    2004        2005         2006
-------------------------------------------------------
CONSECO SCIENCE &
TECHNOLOGY . . . . .  $ 95,616  $      86,186  $ 88,554
CONSECO 20 . . . . .         -         57,247   112,621
CONSECO EQUITY . . .   142,531        114,495   131,812
CONSECO LARGE-CAP. .   103,682         84,366    87,258
CONSECO BALANCED . .   147,436        123,484    76,524
CONSECO CONVERTIBLE
SECURITIES . . . . .   170,570        111,370   106,728
CONSECO HIGH YIELD .   213,373        218,449   270,233
CONSECO FIXED INCOME   282,001        385,555   233,349

ADMINISTRATION  AGREEMENT

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to average net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004. The following summarizes the total fees incurred for such services for the year ended December 31, 2003:

FUND                             AMOUNT
----------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $  8,882
CONSECO 20 . . . . . . . . . .   102,853
CONSECO EQUITY . . . . . . . .   207,161
CONSECO LARGE-CAP. . . . . . .     9,727
CONSECO BALANCED . . . . . . .    66,702
CONSECO CONVERTIBLE SECURITIES    39,373
CONSECO HIGH YIELD . . . . . .   230,133
CONSECO FIXED INCOME . . . . .   192,582
DISTRIBUTION  ARRANGEMENTS

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

     The Trust has adopted Distribution and Service Plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and December 31, 1997 for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science & Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plans authorize payments to the Distributor up to 0.50%, changed from 0.65%, annually of each Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs.

     The following summarizes the total fees incurred for such services for Class A, Class B, and Class C shares for the year ended December 31, 2003:

FUND                             AMOUNT
----------------------------------------
CONSECO SCIENCE & TECHNOLOGY     $30,895
CONSECO 20 . . . . . . . . . .   384,024
CONSECO EQUITY . . . . . . . .   363,213
CONSECO LARGE-CAP. . . . . . .    39,555
CONSECO BALANCED . . . . . . .   233,958
CONSECO CONVERTIBLE SECURITIES   147,020
CONSECO HIGH YIELD . . . . . .   742,886
CONSECO FIXED INCOME . . . . .   639,748

55
--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

DECEMBER  31,  2003

4.  INVESTMENT  TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from sales of long-term investments for the year ended December 31, 2003 are shown below:

                                               PURCHASES:                       SALES:
                                     ------------------------------------------------------------
                                     U.S. GOVERNMENT      OTHER     U.S. GOVERNMENT      OTHER
                                     ------------------------------------------------------------
Conseco Science & Technology Fund .  $              -    1,969,406  $              -    6,246,901
Conseco 20 Fund . . . . . . . . . .                 -    1,290,298                 -   17,373,598
Conseco Equity Fund . . . . . . . .                 -  110,339,249                 -  134,826,563
Conseco Large-Cap Fund. . . . . . .                 -    2,518,619                 -    4,724,176
Conseco Balanced Fund . . . . . . .         5,162,485   24,649,886         6,081,319   35,758,855
Conseco Convertible Securities Fund                 -   27,851,490                 -   32,402,414
Conseco High Yield Fund . . . . . .         3,302,461  140,325,047         3,358,711  168,357,827
Conseco Fixed Income Fund . . . . .        99,348,768  179,897,866       104,966,083  218,124,232

5.  FEDERAL  INCOME  TAXES

The following information for the Conseco Fund Group is presented on an income tax basis as of December 31, 2003:

                                                                                       NET UNREALIZED
                                                           GROSS          GROSS         APPRECIATION
                                         COST OF        UNREALIZED      UNREALIZED     (DEPRECIATION)
                                     INVESTMENTS (A)   APPRECIATION    DEPRECIATION    ON INVESTMENTS
                                     -----------------------------------------------------------------
Conseco Science & Technology Fund    $      3,635,517  $     972,042  $    (868,663)  $       103,379
Conseco 20 Fund . . . . . . . . . .        98,940,239      1,826,070    (41,368,221)      (39,542,151)
Conseco Equity Fund . . . . . . . .        93,263,739     21,343,812     (1,002,479)       20,341,333
Conseco Large-Cap Fund. . . . . . .         4,234,025        640,877       (494,520)          146,357
Conseco Balanced Fund . . . . . . .        29,218,695      4,350,444       (893,090)        3,457,354
Conseco Convertible Securities Fund        19,105,589      2,873,921       (455,118)        2,418,803
Conseco High Yield Fund . . . . . .       105,286,850      8,209,414     (1,248,807)        6,960,607
Conseco Fixed Income Fund . . . . .        83,161,325      4,091,551       (400,145)        3,691,406

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were:

                                                                          ACCUMULATED                         TOTAL
                           DISTRIBUTABLE   DISTRIBUTABLE                  CAPITAL AND      UNREALIZED      ACCUMULATED
                              ORDINARY       LONG-TERM     ACCUMULATED    POST-OCTOBER    APPRECIATION       EARNINGS
                               INCOME          GAINS         EARNINGS        LOSSES      (DEPRECIATION)     (DEFICIT)
-----------------------------------------------------------------------------------------------------------------------
Conseco Science &
Technology Fund . . . . .  $            -  $            -  $          -  $ (47,453,983)  $      103,379   $ (47,350,604)
Conseco 20 Fund . . . . .               -               -             -   (200,293,828)     (39,542,151)   (239,835,979)
Conseco Equity Fund . . .               -               -             -    (47,307,738)      20,341,333     (26,966,405)
Conseco Large-Cap Fund. .               -               -             -    (16,320,386)         146,357     (16,174,029)
Conseco Balanced Fund . .               -               -             -    (24,223,520)       3,457,354     (20,766,166)
Conseco Convertible
Securities Fund . . . . .         475,046               -       475,046    (13,906,887)       2,418,803     (11,013,038)
Conseco High Yield Fund .          17,126               -        17,126    (26,643,045)       6,960,607     (19,665,312)
Conseco Fixed Income Fund          19,768               -        19,768     (4,861,914)       3,691,406      (1,150,740)

56
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

The tax components of dividends paid during the years ended December 31, 2003 and 2002 were as follows:

                                                               LONG-TERM
                                       ORDINARY  INCOME      CAPITAL GAIN
                                           DIVIDENDS        DISTRIBUTIONS
                                          DECEMBER  31,      DECEMBER  31,
--------------------------------------------------------------------------
                                        2003        2002      2003   2002
--------------------------------------------------------------------------
Conseco Science & Technology Fund .  $        -  $         -  $   -  $   -
Conseco 20 Fund . . . . . . . . . .           -            -      -      -
Conseco Equity Fund . . . . . . . .      11,903       64,207      -      -
Conseco Large Cap Fund. . . . . . .           -            -      -      -
Conseco Balanced Fund . . . . . . .     729,884    1,675,885      -      -
Conseco Convertible Securities Fund     751,959      776,802      -      -
Conseco High Yield Fund . . . . . .   9,234,924   10,938,409      -      -
Conseco Fixed Income Fund . . . . .   4,796,848    9,744,340      -      -

The percentage of Ordinary Income Dividends that can be designated as Qualifying Dividend Income for the year ended December 31, 2003, is as follows (unaudited):
Conseco Balanced Fund 48.6%, Conseco Convertible Securities 4.9% and Conseco High Yield Fund 4.7%.

For corporate shareholders in the Funds, the percentage of dividend income distributed for the year ended December 31, 2003, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Conseco Equity Fund 100%, Conseco Balanced Fund 53.7%, Conseco Convertible Securities Fund 18.8% and the Conseco High Yield Fund 4.7%.

As of December 31, 2003, the following Funds have capital loss carryforwards available to offset capital gains in the future, if any:

FUND                              AMOUNT     EXPIRES
----------------------------------------------------
Conseco Science & Technology .  $ 1,075,374     2008
Conseco Science & Technology .   13,751,410     2009
Conseco Science & Technology .   26,449,050     2010
Conseco Science & Technology .    4,095,608     2011
Conseco 20 . . . . . . . . . .   77,079,380     2009
Conseco 20 . . . . . . . . . .   79,991,018     2010
Conseco 20 . . . . . . . . . .   40,035,261     2011
Conseco Equity . . . . . . . .   37,701,692     2009
Conseco Equity . . . . . . . .    9,606,046     2010
Conseco Large-Cap. . . . . . .      146,019     2008
Conseco Large-Cap. . . . . . .    8,645,848     2009
Conseco Large-Cap. . . . . . .    6,822,200     2010
Conseco Large-Cap. . . . . . .      706,319     2011
Conseco Balanced . . . . . . .  $ 8,964,956     2009
Conseco Balanced . . . . . . .   13,683,503     2010
Conseco Balanced . . . . . . .    1,575,061     2011
Conseco Convertible Securities    7,384,078     2009
Conseco Convertible Securities    6,522,809     2010
Conseco High Yield . . . . . .      101,748     2006
Conseco High Yield . . . . . .    1,841,847     2007
Conseco High Yield . . . . . .   11,314,158     2008
Conseco High Yield . . . . . .    6,618,233     2009
Conseco High Yield . . . . . .    6,767,059     2010
Conseco Fixed Income . . . . .    4,861,914     2010

Net realized gains or losses may differ for Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains. The following summarizes the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2003:

FUND                            AMOUNT
----------------------------------------
Conseco Science & Technology  $2,082,541
Conseco 20 . . . . . . . . .   3,188,169

6.  SUBSEQUENT  EVENT

     On 10/22/2003, the Funds' Trustees approved, subject to shareholder approval, the merger of each of the Funds comprising Conseco Fund Group into new funds managed by an advisor not related to Conseco.

57
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                 CONSECO  SCIENCE  &  TECHNOLOGY  FUND                    CONSECO  20  FUND
-----------------------------------------------------------------------------------------------------------------------------
                                 2003      2002       2001     2000 (F)     2003      2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Net asset value per share,
beginning of period . . . . .  $  1.31   $   3.01   $   6.94   $  10.00   $  3.51   $   6.12   $  11.76   $  20.68   $ 12.80
Income from investment
operations (a):
Net investment income (loss).    (0.03)     (0.05)     (0.04)     (0.05)    (0.05)     (0.07)     (0.08)     (0.28)    (0.18)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     0.84      (1.65)     (3.89)     (3.01)     2.02      (2.54)     (5.56)     (5.22)     9.19
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     0.81      (1.70)     (3.93)     (3.06)     1.97      (2.61)     (5.64)     (5.50)     9.01
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .       .-         .-         .-         .-        .-         .-         .-         .-        .-
Distributions of net
realized gains. . . . . . . .       .-         .-         .-         .-        .-         .-         .-      (3.42)    (1.13)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .       .-         .-         .-         .-        .-         .-         .-      (3.42)    (1.13)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  2.12   $   1.31   $   3.01   $   6.94   $  5.48   $   3.51   $   6.12   $  11.76   $ 20.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    61.83%   (56.48%)   (56.63%)   (30.60%)    56.13%   (42.65%)   (47.96%)   (25.67%)    70.40%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $ 1,136   $  3,778   $ 16,077   $ 19,850   $ 7,956   $  8,778   $ 23,948   $ 33,439   $53,463
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     3.74%      2.38%      2.18%      2.17%     1.97%      1.82%      1.67%      1.51%     1.70%
After expense reimbursement .     1.75%      1.75%      1.75%      1.75%     1.75%      1.75%      1.67%      1.51%     1.68%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (1.58%)    (1.69%)    (1.50%)    (1.23%)   (1.15%)    (1.19%)    (1.19%)    (1.14%)   (1.02%)

                                              CONSECO  EQUITY  FUND                         CONSECO  LARGE-CAP  FUND
-------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002        2001        2000      1999      2003       2002       2001     2000 (F)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Net asset value per share,
beginning of period . . . . .  $  7.58   $   8.79   $     9.86   $ 16.27   $ 12.55   $   4.78   $   6.60   $   8.43   $  10.00
Income from investment
operations (a):
Net investment income (loss).    (0.01)     (0.01)       (0.01)    (0.13)    (0.14)     (0.02)     (0.07)     (0.06)        .-
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     2.79      (1.20)       (1.06)     0.40      7.18       1.26      (1.75)     (1.77)     (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.78      (1.21)       (1.07)     0.27      7.04       1.24      (1.82)     (1.83)     (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income                   .-         .-           .-        .-        .-          -         .-         .-         .-
Distributions of net
realized gains                      .-         .-    (0.00) (g)    (6.68)    (3.32)         -         .-         .-         .-
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                 .-         .-        (0.00)    (6.68)    (3.32)         -         .-         .-         .-
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $ 10.36   $   7.58   $     8.79   $  9.86   $ 16.27   $   6.02   $   4.78   $   6.60   $   8.43
-------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    36.68%   (13.77%)     (10.93%)     4.97%    56.21%     25.94%   (27.58%)   (21.71%)   (15.70%)
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $ 9,741   $  7,290   $   14,268   $15,210   $29,480       $837       $945   $  9,417   $ 13,737
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     1.63%      1.59%        1.60%     1.47%     1.66%      3.29%      2.10%      1.96%      2.06%
After expense reimbursement .     1.50%      1.50%        1.50%     1.47%     1.50%      1.50%      1.50%      1.50%      1.50%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (0.14%)    (0.09%)      (0.08%)   (0.80%)   (0.83%)    (0.41%)    (0.64%)    (0.80%)    (0.16%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and December 31, 2003. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large-Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 1.55% for the Conseco Convertible Securities, 1.40% for the
     Conseco High Yield and 1.10% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

58
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                           CONSECO  BALANCED  FUND                   CONSECO  CONVERTIBLE  SECURITIES  FUND
---------------------------------------------------------------------------------------------------------------------------------
                                2003      2002       2001      2000      1999     2003      2002      2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Net asset value per share,
beginning of period . . . . .  $ 8.62   $  10.13   $ 11.08   $ 13.51   $ 11.69   $ 8.63   $  9.62   $  11.80   $ 14.93   $ 11.00
Income from investment
operations (a):
Net investment income (loss).    0.22       0.24      0.25      0.28      0.22     0.34      0.32       0.30      0.43      0.46
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .    1.81      (1.49)    (0.96)     0.64      3.18     2.04     (1.02)     (1.63)    (1.08)     3.89
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .    2.03      (1.25)    (0.71)     0.92      3.40     2.38     (0.70)     (1.33)    (0.65)     4.35
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .   (0.23)     (0.26)    (0.24)    (0.25)    (0.23)   (0.39)    (0.29)     (0.36)    (0.36)    (0.27)
Distributions of net
realized gains. . . . . . . .      .-         .-        .-     (3.10)    (1.35)      .-        .-      (0.49)    (2.12)    (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .   (0.23)     (0.26)    (0.24)    (3.35)    (1.58)   (0.39)    (0.29)     (0.85)    (2.48)    (0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $10.42   $   8.62   $ 10.13   $ 11.08   $ 13.51   $10.62   $  8.63   $   9.62   $ 11.80   $ 14.93
---------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .   23.85%   (12.47%)   (6.37%)     7.29%    29.44%   28.14%   (7.24%)   (11.27%)   (3.56%)    40.12%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $3,448   $  4,205   $22,802   $24,311   $31,932   $2,700   $ 2,639   $  4,482   $15,022   $22,927
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.    1.73%      1.68%     1.68%     1.74%     1.96%    2.09%     1.98%      1.90%     1.70%     1.95%
After expense reimbursement .    1.50%      1.50%     1.50%     1.50%     1.50%    1.55%     1.55%      1.55%     1.55%     1.55%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .    2.21%      2.62%     2.43%     1.92%     1.87%    3.40%     3.50%      3.15%     2.49%     2.11%

                                          CONSECO  HIGH  YIELD  FUND                       CONSECO  FIXED INCOME  FUND
---------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002      2001      2000       1999     2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Net asset value per share,
beginning of period . . . . .  $  7.08   $  7.76   $  8.20   $  10.00   $ 10.00   $10.05   $ 10.14   $  9.94   $  9.60   $ 10.21
Income from investment
operations (a):
Net investment income (loss).     0.64      0.80      0.79       0.81      1.00     0.52      0.56      0.55      0.62      0.63
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     1.39     (0.70)    (0.41)     (1.83)    (0.13)    0.53     (0.06)     0.30      0.33     (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.03      0.10      0.38      (1.02)     0.87     1.05      0.50      0.85      0.95     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .    (0.65)    (0.78)    (0.82)     (0.78)    (0.87)   (0.54)    (0.59)    (0.55)    (0.61)    (0.56)
Distributions of net
realized gains. . . . . . . .       .-        .-        .-         .-        .-       .-        .-     (0.10)       .-     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .    (0.65)    (0.78)    (0.82)     (0.78)    (0.87)   (0.54)    (0.59)    (0.65)    (0.61)    (0.59)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  8.46   $  7.08   $  7.76   $   8.20   $ 10.00   $10.56   $ 10.05   $ 10.14   $  9.94   $  9.60
---------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    29.73%     1.85%     4.78%   (10.74%)     9.03%   10.67%     5.11%     8.66%    10.30%   (0.27%)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $24,693   $44,059   $27,712   $ 19,689   $42,591   $7,936   $15,455   $65,303   $32,693   $30,681
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     1.63%     1.61%     1.61%      1.58%     1.66%    1.33%     1.32%     1.33%     1.44%     1.64%
After expense reimbursement .     1.40%     1.40%     1.40%      1.40%     1.40%    1.10%     1.10%     1.13%     1.25%     1.25%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     8.10%    10.86%     9.95%      8.43%     8.93%    5.02%     5.73%     5.44%     6.42%     5.69%

(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not  annualized  for  periods  of  less  than  one  full  year.
(e)  Annualized  for  periods  of  less  than  one  full  year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

59
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                 CONSECO  SCIENCE  &  TECHNOLOGY  FUND                     CONSECO  20  FUND
-----------------------------------------------------------------------------------------------------------------------------
                                 2003      2002       2001     2000 (F)     2003      2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Net asset value per share,
beginning of period . . . . .  $  1.30   $   2.98   $   6.93   $  10.00   $  3.39   $   5.95   $  11.48   $  20.40   $ 12.71
Income from investment
operations (a):
Net investment income (loss).    (0.04)     (0.06)     (0.07)     (0.05)    (0.07)     (0.10)     (0.13)     (0.39)    (0.10)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     0.83      (1.62)     (3.88)     (3.02)     1.95      (2.46)     (5.40)     (5.11)     8.94
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     0.79      (1.68)     (3.95)     (3.07)     1.88      (2.56)     (5.53)     (5.50)     8.84
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .       .-         .-         .-         .-         -          -          -          -         -
Distributions of net
realized gains. . . . . . . .       .-         .-         .-         .-         -          -          -      (3.42)    (1.15)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .       .-         .-         .-         .-         -          -          -      (3.42)    (1.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  2.09   $   1.30   $   2.98   $   6.93   $  5.27   $   3.39   $   5.95   $  11.48   $ 20.40
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    60.77%   (56.38%)   (57.00%)   (30.70%)    55.46%   (43.03%)   (48.17%)   (25.99%)    69.56%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $   674   $    540   $  2,348   $  4,699   $19,724   $ 16,197   $ 46,136   $ 89,044   $71,233
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     4.24%      2.88%      2.68%      2.67%     2.47%      2.32%      2.17%      2.01%     2.20%
After expense reimbursement .     2.25%      2.25%      2.25%      2.25%     2.25%      2.25%      2.17%      2.01%     2.18%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (2.08%)    (2.19%)    (2.00%)    (1.73%)   (1.65%)    (1.69%)    (1.69%)    (1.64%)   (1.52%)

                                              CONSECO  EQUITY  FUND                         CONSECO  LARGE-CAP  FUND
------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002        2001        2000      1999      2003      2002       2001     2000 (F)
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Net asset value per share,
beginning of period . . . . .  $  7.33   $   8.54   $     9.63   $ 16.13   $ 12.47   $  4.72   $   6.55   $   8.41   $  10.00
Income from investment
operations (a):
Net investment income (loss).    (0.05)     (0.06)       (0.05)    (0.20)    (0.14)    (0.05)     (0.10)     (0.08)     (0.01)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     2.70      (1.15)       (1.04)     0.38      7.07      1.24      (1.73)     (1.78)     (1.58)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.65      (1.21)       (1.09)     0.18      6.93      1.19      (1.83)     (1.86)     (1.59)
------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .       .-         .-           .-        .-        .-        .-         .-         .-         .-
Distributions of net
realized gains. . . . . . . .       .-         .-    (0.00) (g)    (6.68)    (3.27)        -         .-         .-         .-
------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .       .-         .-        (0.00)    (6.68)    (3.27)        -         .-         .-         .-
------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  9.98   $   7.33   $     8.54   $  9.63   $ 16.13   $  5.91   $   4.72   $   6.55   $   8.41
------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    36.15%   (14.17%)     (11.30%)     4.44%    55.63%    25.21%   (27.94%)   (22.12%)   (15.90%)
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $17,052   $ 15,956   $   22,075   $19,621   $ 3,489   $ 2,008   $  2,102   $  5,439   $  8,096
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     2.13%      2.09%        2.10%     1.97%     2.16%     3.79%      2.60%      2.46%      2.56%
After expense reimbursement .     2.00%      2.00%        2.00%     1.97%     2.00%     2.00%      2.00%      2.00%      2.00%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (0.64%)    (0.59%)      (0.58%)   (1.30%)   (1.33%)   (0.91%)    (1.14%)    (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and December 31, 2003. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001. Per share amounts for Conseco Large-Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

60
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2003  ANNUAL  REPORT

                                            CONSECO  BALANCED  FUND                    CONSECO  CONVERTIBLE SECURITIES  FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002       2001      2000     1999      2003      2002      2001       2000      1999
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Net asset value per share,
beginning of period . . . . .  $  8.49   $   9.98   $ 10.92   $ 13.38   $11.61   $  8.58   $  9.56   $  11.74   $ 14.88   $ 11.00
Income from investment
operations (a):
Net investment income (loss).     0.16       0.18      0.20      0.19     0.12      0.28      0.27       0.24      0.34      0.06
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     1.79      (1.45)    (0.94)     0.66     3.18      2.03     (1.00)     (1.63)    (1.07)     4.21
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     1.95      (1.27)    (0.74)     0.85     3.30      2.31     (0.73)     (1.39)    (0.73)     4.27
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .    (0.18)     (0.22)    (0.20)    (0.21)   (0.18)    (0.34)    (0.25)     (0.30)    (0.29)    (0.24)
Distributions of net
realized gains. . . . . . . .       .-         .-        .-     (3.10)   (1.35)       .-        .-      (0.49)    (2.12)    (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .    (0.18)     (0.22)    (0.20)    (3.31)   (1.53)    (0.34)    (0.25)     (0.79)    (2.41)    (0.39)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $ 10.26   $   8.49   $  9.98   $ 10.92   $13.38   $ 10.55   $  8.58   $   9.56   $ 11.74   $ 14.88
----------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    23.42%   (12.89%)   (6.79%)     6.79%   28.79%    27.46%   (7.61%)   (11.77%)   (4.07%)    39.40%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $12,134   $ 12,345   $20,279   $13,958   $2,854   $10,173   $ 9,438   $ 17,903   $30,872   $13,690
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     2.23%      2.18%     2.18%     2.24%    2.46%     2.59%     2.48%      2.40%     2.20%     2.45%
After expense reimbursement .     2.00%      2.00%     2.00%     2.00%    2.00%     2.05%     2.05%      2.05%     2.05%     2.05%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     1.71%      2.12%     1.93%     1.42%    1.37%     2.90%     3.00%      2.65%     1.99%     1.61%

                                               CONSECO  HIGH  YIELD  FUND                  CONSECO  FIXED  INCOME  FUND
---------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002      2001      2000       1999      2003      2002      2001     2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Net asset value per share,
beginning of period . . . . .  $  7.04   $  7.71   $  8.16   $   9.97   $  9.97   $ 10.02   $ 10.10   $  9.91   $ 9.59   $ 10.19
Income from investment
operations (a):
Net investment income (loss).     0.60      0.75      0.76       0.73      0.55      0.48      0.50      0.51     0.58      0.41
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     1.38     (0.67)    (0.43)     (1.80)     0.28      0.50     (0.04)     0.29     0.32     (0.46)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     1.98      0.08      0.33      (1.07)     0.83      0.98      0.46      0.80     0.90     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .    (0.62)    (0.75)    (0.78)     (0.74)    (0.83)    (0.49)    (0.54)    (0.51)   (0.58)    (0.52)
Distributions of net
realized gains. . . . . . . .       .-        .-        .-         .-        .-        .-        .-     (0.10)      .-     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .    (0.62)    (0.75)    (0.78)     (0.74)    (0.83)    (0.49)    (0.54)    (0.61)   (0.58)    (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  8.40   $  7.04   $  7.71   $   8.16   $  9.97   $ 10.51   $ 10.02   $ 10.10   $ 9.91   $  9.59
---------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    29.01%     1.49%     4.17%   (11.31%)     8.57%    10.09%     4.64%     8.16%    9.74%   (0.49%)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $35,695   $35,654   $48,857   $ 41,319   $47,433   $28,560   $35,087   $38,793   $9,340   $ 5,230
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     2.13%     2.11%     2.11%      2.08%     2.16%     1.84%     1.82%     1.80%    1.79%     1.99%
After expense reimbursement .     1.90%     1.90%     1.90%      1.90%     1.90%     1.60%     1.60%     1.60%    1.60%     1.60%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     7.60%    10.36%     9.45%      7.93%     8.43%     4.52%     5.23%     4.98%    6.07%     5.34%

(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not  annualized  for  periods  of  less  than  one  full  year.
(e)  Annualized  for  periods  of  less  than  one  full  year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g)  Amount  calculated  is  less  than  $0.005  per  share.

   The accompanying notes are an integral part of these financial statements.

61
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                 CONSECO  SCIENCE  &  TECHNOLOGY  FUND                      CONSECO  20  FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002       2001     2000 (F)     2003      2002          2001         2000       1999
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Net asset value per share,
beginning of period . . . . .  $  1.30   $   2.99   $   6.92   $  10.00   $  3.40   $   5.98     $     11.52   $   20.46  $  12.75
Income from investment
operations (a):
Net investment income (loss).    (0.04)     (0.06)     (0.06)     (0.05)    (0.07)     (0.10)          (0.12)     (0.39)    (0.09)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     0.84      (1.63)     (3.87)     (3.03)     1.96      (2.48)          (5.42)     (5.13)     8.96
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     0.80      (1.69)     (3.93)     (3.08)     1.89      (2.58)          (5.54)     (5.52)     8.87
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .       .-         .-         .-         .-         -          -              .-         .-        .-
Distributions of net
realized gains. . . . . . . .       .-         .-         .-         .-         -          -              .-      (3.42)    (1.16)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .       .-         .-         .-         .-         -          -              .-      (3.42)    (1.16)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  2.10   $   1.30   $   2.99   $   6.92   $  5.29   $   3.40   $       5.98    $ 11.52    $ 20.46
----------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    61.54%   (56.52%)   (56.79%)   (30.80%)    55.13%   (42.98%)        (48.09%)   (26.02%)    69.54%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $ 1,483   $  1,240   $  4,684   $  5,122   $18,038   $ 15,359   $      40,383   $ 64,272   $37,093
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     4.24%      2.88%      2.68%      2.67%     2.47%      2.32%           2.17%      2.01%     2.20%
After expense reimbursement .     2.25%      2.25%      2.25%      2.25%     2.25%      2.25%           2.17%      2.01%     2.18%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (2.08%)    (2.19%)    (2.00%)    (1.73%)   (1.65%)    (1.69%)         (1.69%)    (1.64%)   (1.52%)

                                              CONSECO  EQUITY  FUND                       CONSECO  LARGE-CAP  FUND
-----------------------------------------------------------------------------------------------------------------------------
                                 2003      2002        2001       2000      1999      2003      2002       2001     2000 (F)
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Net asset value per share,
beginning of period . . . . .  $  7.34   $   8.55   $    9.63   $ 16.12   $ 12.54   $  4.72   $   6.56   $   8.42   $  10.00
Income from investment
operations (a):
Net investment income (loss).    (0.05)     (0.06)      (0.04)    (0.20)    (0.07)    (0.05)     (0.10)     (0.10)     (0.01)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     2.70      (1.15)      (1.04)     0.39      7.02      1.25      (1.74)     (1.76)     (1.57)
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.65      (1.21)      (1.08)     0.19      6.95      1.20      (1.84)     (1.86)     (1.58)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .        -          -           -         -         -         -          -          -          -
Distributions of net
realized gains. . . . . . . .        -          -    (0.00)(g)    (6.68)    (3.37)        -          -          -          -
-----------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .        -          -       (0.00)    (6.68)    (3.37)        -          -          -          -
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  9.99   $   7.34   $    8.55   $  9.63   $ 16.12   $  5.92   $   4.72   $   6.56   $   8.42
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    36.10%   (14.15%)    (11.19%)     4.51%    55.89%    25.42%   (28.05%)   (22.09%)   (15.80%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $16,576   $ 16,329   $  20,055   $13,793   $ 2,972   $ 1,241   $  1,858   $  4,825   $  7,513
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     2.13%      2.09%       2.10%     1.97%     2.16%     3.79%      2.60%      2.46%      2.56%
After expense reimbursement .     2.00%      2.00%       2.00%     1.97%     2.00%     2.00%      2.00%      2.00%      2.00%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (0.64%)    (0.59%)     (0.57%)   (1.30%)   (1.33%)   (0.91%)    (1.14%)    (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and December 31, 2003. Per share amount for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001. Per share amounts for Conseco Large-Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

62
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                          CONSECO  BALANCED  FUND                  CONSECO  CONVERTIBLE  SECURITIES  FUND
------------------------------------------------------------------------------------------------------------------------------
                                2003      2002       2001     2000     1999     2003      2002      2001       2000     1999
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Net asset value per share,
beginning of period . . . . .  $ 8.56   $  10.06   $ 11.01   $13.46   $11.66   $ 8.61   $  9.60   $  11.78   $ 14.91   $11.00
Income from investment
operations (a):
Net investment income (loss).    0.16       0.18      0.19     0.19     0.13     0.29      0.28       0.24      0.34     0.06
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .    1.81      (1.46)    (0.94)    0.66     3.20     2.03     (1.02)     (1.63)    (1.06)    4.23
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .    1.97      (1.28)    (0.75)    0.85     3.33     2.32     (0.74)     (1.39)    (0.72)    4.29
------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .   (0.18)     (0.22)    (0.20)   (0.20)   (0.18)   (0.34)    (0.25)     (0.30)    (0.29)   (0.23)
Distributions of net
realized gains. . . . . . . .      .-         .-        .-    (3.10)   (1.35)       -        .-      (0.49)    (2.12)   (0.15)
------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .   (0.18)     (0.22)    (0.20)   (3.30)   (1.53)   (0.34)    (0.25)     (0.79)    (2.41)   (0.38)
------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $10.35   $   8.56   $ 10.06   $11.01   $13.46   $10.59   $  8.61   $   9.60   $ 11.78   $14.91
------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .   23.38%   (12.94%)   (6.77%)    6.79%   28.81%   27.47%   (7.68%)   (11.72%)   (3.99%)   39.52%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $8,537   $ 13,026   $28,946   $8,487   $2,264   $3,583   $ 3,701   $  7,417   $11,919   $4,107
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.    2.23%      2.18%     2.18%    2.24%    2.46%    2.59%     2.48%      2.40%     2.20%    2.45%
After expense reimbursement .    2.00%      2.00%     2.00%    2.00%    2.00%    2.05%     2.05%      2.05%     2.05%    2.05%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .    1.71%      2.12%     1.93%    1.42%    1.37%    2.90%     3.00%      2.65%     1.99%    1.61%

                                          CONSECO  HIGH  YIELD FUND                         CONSECO FIXED INCOME  FUND
---------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002      2001      2000       1999      2003      2002      2001     2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Net asset value per share,
beginning of period . . . . .  $  7.03   $  7.70   $  8.15   $   9.95   $  9.95   $ 10.07   $ 10.15   $  9.95   $ 9.63   $ 10.23
Income from investment
operations (a):
Net investment income (loss).     0.60      0.75      0.75       0.73      0.50      0.47      0.50      0.51     0.58      0.41
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     1.37     (0.67)    (0.42)     (1.79)     0.33      0.52     (0.04)     0.30     0.32     (0.45)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     1.97      0.08      0.33      (1.06)     0.83      0.99      0.46      0.81     0.90     (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .    (0.61)    (0.75)    (0.78)     (0.74)    (0.83)    (0.48)    (0.54)    (0.51)   (0.58)    (0.53)
Distributions of net
realized gains. . . . . . . .       .-        .-        .-         .-        .-        .-        .-     (0.10)      .-     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .    (0.61)    (0.75)    (0.78)     (0.74)    (0.83)    (0.48)    (0.54)    (0.61)   (0.58)    (0.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  8.39   $  7.03   $  7.70   $   8.15   $  9.95   $ 10.58   $ 10.07   $ 10.15   $ 9.95   $  9.63
---------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    29.04%     1.49%     4.18%   (11.22%)     8.60%    10.11%     4.69%     8.26%    9.69%   (0.47%)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $13,833   $16,538   $25,532   $ 18,645   $18,541   $20,009   $35,719   $57,239   $5,171   $ 2,655
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     2.13%     2.11%     2.11%      2.08%     2.16%     1.84%     1.82%     1.80%    1.79%     1.99%
After expense reimbursement .     1.90%     1.90%     1.90%      1.90%     1.90%     1.60%     1.60%     1.60%    1.60%     1.60%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     7.60%    10.36%     9.45%      7.93%     8.43%     4.52%     5.23%     4.98%    6.07%     5.34%

(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not  annualized  for  periods  of  less  than  one  full  year.
(e)  Annualized  for  periods  of  less  than  one  full  year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g)  Amount  calculated  is  less  than  $0.005  per  share.

   The accompanying notes are an integral part of these financial statements.

63
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                 CONSECO  SCIENCE  &  TECHNOLOGY  FUND                    CONSECO  20  FUND
-----------------------------------------------------------------------------------------------------------------------------
                                 2003      2002       2001     2000 (F)     2003      2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . .  $  1.33   $   3.03   $   6.96   $  10.00   $  3.53   $   6.13   $  11.70   $  20.49   $ 12.68
Income from investment
operations (a):
Net investment income (loss).    (0.02)     (0.03)     (0.04)     (0.02)    (0.01)     (0.04)     (0.05)     (0.16)    (0.01)
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     0.86      (1.67)     (3.89)     (3.02)     2.02      (2.56)     (5.52)     (5.21)     9.04
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     0.84      (1.70)     (3.93)     (3.04)     2.01      (2.60)     (5.57)     (5.37)     9.03
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .        -          -          -          -         -          -          -          -         -
Distributions of net
realized gains. . . . . . . .        -          -          -          -         -          -          -      (3.42)    (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .        -          -          -          -         -          -          -      (3.42)    (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  2.17   $   1.33   $   3.03   $   6.96   $  5.54   $   3.53   $   6.13   $  11.70   $ 20.49
-----------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    63.16%   (56.11%)   (56.47%)   (30.40%)    56.94%   (42.41%)   (47.61%)   (25.23%)    71.36%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $   271   $    313   $  1,080   $  2,242   $10,206   $  7,988   $ 20,149   $ 30,401   $55,806
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     3.24%      1.88%      1.68%      1.67%     1.47%      1.32%      1.17%      1.01%     1.20%
After expense reimbursement .     1.25%      1.25%      1.25%      1.25%     1.25%      1.25%      1.17%      1.01%     1.18%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .   (1.08%)    (1.19%)    (1.00%)    (0.73%)   (0.65%)    (0.69%)    (0.69%)    (0.64%)   (0.52%)

                                        CONSECO  EQUITY  FUND                               CONSECO  LARGE-CAP  FUND
------------------------------------------------------------------------------------------------------------------------------
                                 2003      2002        2001       2000       1999      2003      2002       2001     2000 (F)
------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . .  $  7.87   $   9.09   $   10.16   $  16.47   $  12.67   $ 4.83   $   6.65   $   8.45   $  10.00
Income from investment
operations (a):
Net investment income (loss).     0.03       0.04        0.03      (0.05)     (0.03)    0.01      (0.04)     (0.01)         -
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     2.92      (1.25)      (1.09)      0.42       7.24     1.27      (1.78)     (1.79)     (1.55)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.95      (1.21)      (1.06)      0.37       7.21     1.28      (1.82)     (1.80)     (1.55)
------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .        -      (0.01)      (0.01)         -          -        -          -          -          -
Distributions of net
realized gains. . . . . . . .        -          -    (0.00)(c)     (6.68)     (3.41)       -          -          -          -
------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .        -      (0.01)      (0.01)     (6.68)     (3.41)       -          -          -          -
------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $ 10.82   $   7.87   $    9.09   $  10.16   $  16.47   $ 6.11   $   4.83   $   6.65   $   8.45
------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    37.51%   (13.33%)    (10.38%)      5.51%     57.13%   26.50%   (27.37%)   (21.30%)   (15.50%)
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $64,225   $ 62,544   $  87,671   $106,512   $110,008   $  402   $    606   $  2,064   $  1,268
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     1.13%      1.09%       1.10%      0.97%      1.16%    2.79%      1.60%      1.46%      1.56%
After expense reimbursement .     1.00%      1.00%       1.00%      0.97%      1.00%    1.00%      1.00%      1.00%      1.00%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     0.36%      0.41%       0.42%    (0.30%)    (0.33%)    0.09%    (0.14%)    (0.30%)      0.34%

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and December 31, 2003. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31,2001. Per share amounts for Conseco Large-Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.25% for the Conseco Science & Technology and Conseco 20, 1.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

64
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

                                           CONSECO  BALANCED  FUND                  CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------------------------------------------------------------------------------------------
                                2003      2002       2001      2000     1999     2003      2002      2001       2000      1999
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . .  $ 8.68   $  10.22   $ 11.17   $ 13.59   $11.75   $ 8.64   $  9.62   $  11.81   $ 14.94   $ 11.00
Income from investment
operations (a):
Net investment income (loss).    0.27       0.28      0.31      0.34     0.24     0.37      0.36       0.35      0.51      0.04
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .    1.83      (1.50)    (0.96)     0.66     3.24     2.05     (1.01)     (1.64)    (1.08)     4.38
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .    2.10      (1.22)    (0.65)     1.00     3.48     2.42     (0.65)     (1.29)    (0.57)     4.42
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .   (0.28)     (0.32)    (0.30)    (0.32)   (0.29)   (0.43)    (0.33)     (0.41)    (0.44)    (0.33)
Distributions of net
realized gains. . . . . . . .       -          -         -     (3.10)   (1.35)       -         -      (0.49)    (2.12)    (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .   (0.28)     (0.32)    (0.30)    (3.42)   (1.64)   (0.43)    (0.33)     (0.90)    (2.56)    (0.48)
Net asset value per share,
end of period . . . . . . . .  $10.50   $   8.68   $ 10.22   $ 11.17   $13.59   $10.63   $  8.64   $   9.62   $ 11.81   $ 14.94
--------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .   24.51%   (12.06%)   (5.83%)     7.82%   30.07%   28.73%   (6.70%)   (10.87%)   (3.04%)    40.91%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $8,104   $  8,609   $16,912   $15,784   $9,186   $2,255   $ 3,338   $  5,475   $ 9,787   $30,357
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.    1.23%      1.18%     1.18%     1.24%    1.46%    1.59%     1.48%      1.40%     1.20%     1.45%
After expense reimbursement .    1.00%      1.00%     1.00%     1.00%    1.00%    1.05%     1.05%      1.05%     1.05%     1.05%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .    2.71%      3.12%     2.93%     2.42%    2.37%    3.90%     4.00%      3.65%     2.99%     2.61%

                                         CONSECO  HIGH  YIELD FUND                          CONSECO FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                 2003     2002      2001      2000       1999      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . .  $  7.13   $ 7.79   $  8.24   $  10.03   $ 10.02   $ 10.10   $ 10.17   $  9.98   $  9.64   $ 10.25
Income from investment
operations (a):
Net investment income (loss).     0.68     0.84      0.82       0.90      0.45      0.58      0.61      0.61      0.69      0.58
Net realized gains (losses)
and change in unrealized
appreciation or depreciation
on investments. . . . . . . .     1.40    (0.68)    (0.41)     (1.86)     0.48      0.52     (0.04)     0.28      0.32     (0.54)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations . . . .     2.08     0.16      0.41      (0.96)     0.93      1.10      0.57      0.89      1.01      0.04
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
investment income . . . . . .    (0.69)   (0.82)    (0.86)     (0.83)    (0.92)    (0.59)    (0.64)    (0.60)    (0.67)    (0.62)
Distributions of net
realized gains. . . . . . . .        -        -         -          -         -         -         -     (0.10)        -     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions . . . . .    (0.69)   (0.82)    (0.86)     (0.83)    (0.92)    (0.59)    (0.64)    (0.70)    (0.67)    (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
end of period . . . . . . . .  $  8.52   $ 7.13   $  7.79   $   8.24   $ 10.03   $ 10.61   $ 10.10   $ 10.17   $  9.98   $  9.64
---------------------------------------------------------------------------------------------------------------------------------
Total return (b)(c)(d). . . .    30.30%    2.64%     5.15%   (10.14%)     9.64%    11.17%     5.75%     9.20%    10.96%     0.38%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in
thousands), end of period . .  $15,469   $9,648   $11,913   $  7,388   $24,021   $23,763   $30,711   $48,376   $27,189   $27,044
Ratio of expenses to
average net assets (b)(e)
Before expense reimbursement.     1.13%    1.11%     1.11%      1.08%     1.16%     0.84%     0.82%     0.80%     0.79%     0.99%
After expense reimbursement .     0.90%    0.90%     0.90%      0.90%     0.90%     0.60%     0.60%     0.60%     0.60%     0.60%
Ratio of net investment
Income (loss) to average
net assets (b)(e) . . . . . .     8.60%   11.36%    10.45%      8.93%     9.43%     5.52%     6.23%     5.98%     7.07%     6.34%

(c)  Amount  calculated  is  less  than  $0.005  per  share.
(d)  Not  annualized  for  periods  of  less  than  one  full  year.
(e)  Annualized  for  periods  of  less  than  one  full  year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

65
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

FOR  A  SHARE  OUTSTANDING  DURING  EACH  YEAR  OR  PERIOD  ENDED  DECEMBER  31

SUPPLEMENTAL  DATA  FOR  ALL  CLASSES:

                                      CONSECO SCIENCE &                             CONSECO          CONSECO
                                       TECHNOLOGY FUND       CONSECO 20 FUND      EQUITY FUND     LARGE-CAP FUND
----------------------------------------------------------------------------------------------------------------------
Net Assets (dollars in thousands):
2003. . . . . . . . . . . . . . . .  $            3,564   $             55,924   $     107,594   $         4,488
2002. . . . . . . . . . . . . . . .               5,871                 48,321         102,118             5,512
2001. . . . . . . . . . . . . . . .              24,188                130,603         144,068            21,746
2000. . . . . . . . . . . . . . . .              31,913                217,156         155,135            30,614
1999. . . . . . . . . . . . . . . .                 n/a                217,595         145,950               n/a

Portfolio turnover rate (b)
2003. . . . . . . . . . . . . . . .                  46%                     3%            109%               53%
2002. . . . . . . . . . . . . . . .                  41%                     9%            108%               78%
2001. . . . . . . . . . . . . . . .                  39%                     8%            120%               85%
2000. . . . . . . . . . . . . . . .                 263%                   449%            440%              190% (a)
1999. . . . . . . . . . . . . . . .                 n/a                    280%            364%              n/a

                                     CONSECO              CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                     BALANCED FUND        SECURITIES FUND        YIELD FUND      INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Net Assets (dollars in thousands):
2003. . . . . . . . . . . . . . . .  $           32,223   $             18,712   $      89,691   $        80,268
2002. . . . . . . . . . . . . . . .              38,185                 19,116         105,899           116,971
2001. . . . . . . . . . . . . . . .              88,939                 35,278         114,013           209,711
2000. . . . . . . . . . . . . . . .              62,539                 67,601          87,040            74,393
1999. . . . . . . . . . . . . . . .              46,236                 71,081         132,588            65,610

Portfolio turnover rate (b)
2003. . . . . . . . . . . . . . . .                  91%                   146%            138%              315%
2002. . . . . . . . . . . . . . . .                 183%                   185%            229%              438%
2001. . . . . . . . . . . . . . . .                 226%                   280%            197%              744%
2000. . . . . . . . . . . . . . . .                 386%                   187%            256%              342%
1999. . . . . . . . . . . . . . . .                 321%                   115%            312%              361%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000 for the Conseco Science & Technology Fund and the Conseco Large Cap Fund.
(b)  Not  annualized  for  periods  of  less  than  one  full  year.

66
--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
--------------------------------------------------------------------------------
2003  ANNUAL  REPORT

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Conseco Fund Group:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (eight funds comprising Conseco Fund Group, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCooper LLP

Indianapolis,  Indiana
February  13,  2004

67
--------------------------------------------------------------------------------

BOARD  OF  TRUSTEES  (UNAUDITED)
--------------------------------------------------------------------------------


NAME, (AGE)                         POSITION HELD                       PRINCIPAL OCCUPATION(S)
ADDRESS                               WITH TRUST                          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (78)  Chairman of the Board, Trustee  Consultant to insurance and healthcare
11825 N. Pennsylvania St..  Since December 1996             industries. Director,Chairman and Chief
Carmel, IN 46032                                            Executive Officer, FFG Insurance Co.
                                                            Chairman of the Board and Trustee of
                                                            other mutual funds managed by the Adviser.

GREGORY J. HAHN* (43). . .  President                       Chartered Financial Analyst. Senior Vice
11825 N. Pennsylvania St..  and Trustee                     President, Adviser. Portfolio Manager
Carmel, IN 46032 . . . . .  Since December 1996             of the fixed income portion of Balanced and
                                                            Fixed Income Funds. President, Trustee and
                                                            portfolio manager of other mutual funds
                                                            managed by the Adviser.

HAROLD W. HARTLEY (80) . .  Trustee                         Chartered Financial Analyst. Director,
11825 N. Pennsylvania St..  Since December 1996             Ennis Business Forms, Inc. Retired,
Carmel, IN 46032                                            Executive Vice President, Tenneco
                                                            Financial Services, Inc. Trustee of other
                                                            mutual funds managed by the Adviser.

DR. R. JAN LECROY (72) . .  Trustee                         Director, Southwest Securities Group, Inc.
11825 N. Pennsylvania St..  Since December 1996             Retired, President, Dallas Citizens Council.
Carmel, IN 46032                                            Trustee of other mutual funds managed by
                                                            the Adviser.

DR. JESS H. PARRISH (76) .  Trustee                         Higher Education Consultant. Former
11825 N. Pennsylvania St..  Since December 1996             President, Midland College, Trustee of
Carmel, IN 46032                                            other mutual funds managed by the Adviser.

DAVID N. WALTHALL (58) . .  Trustee                         Principal, Walthall Asset Management.
11825 N. Pennsylvania St..  Since October 1998              Former President, Chief Executive Officer
Carmel, IN 46032                                            and Director of Lyrick Corporation. Formerly,
                                                            President and CEO, Heritage Media Corporation.
                                                            Formerly, Director, Eagle National Bank.
                                                            Trustee of other mutual funds managed by
                                                            the Adviser.







* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates. All Trustees will serve until their successors are duly elected and qualified.
     All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, 40|86 Series Trust, 40|86 Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

68
--------------------------------------------------------------------------------

FOR  MORE  INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISER                          DISTRIBUTOR
            40|86 Advisers, Inc.                      Conseco Equity Sales, Inc.
            Carmel, IN                                    Carmel, IN

TRANSFER AGENT                              CUSTODIAN
            US Bancorp Fund Services, LLC             The Bank of New York
            Milwaukee, WI                             New York, NY

INDEPENDENT AUDITORS                        LEGAL COUNSEL
            PricewaterhouseCoopers LLP                Kirkpatrick & Lockhart LLP
            Indianapolis, IN                          Washington, DC

INVESTMENT SUB-ADVISERS
            Oak Associates, ltd.
            Akron, OH
            Chicago Equity Partners, LLC
            Chicago, IL

69
--------------------------------------------------------------------------------

                               CONSECO FUND GROUP
                                 distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032

--------------------------------------------------------------------------------


ITEM  2.  CODE  OF  ETHICS.

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-986-3384.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

     The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harold W. Hartley is the audit committee financial expert and is considered to be independent.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

     The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. Audit services include performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. There were no audit-related services provided by the principal accountant that are reasonably related to the performance of the audit of the registrant. Tax services refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no other services provided by the principal accountant to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                    FYE 12/31/2003   FYE 12/31/2002
                    ---------------  ---------------
Audit Fees . . . .  $    118,000.00  $     67,000.00
Audit-Related Fees  $             -  $             -
Tax Fees . . . . .  $     22,640.00  $     21,825.00
All Other Fees . .  $             -  $             -

     The audit committee has adopted pre-approval policies and procedures as follows: Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. The Chairman of the audit committee is authorized to pre-approve engagement of the accountant to perform other non-audit services for the registrant and to report such pre-approvals to the audit committee at their next meeting. All services disclosed above were approved by the audit committee.

     The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant-not sub-adviser) for the last two years.

NON-AUDIT RELATED FEES           FYE 12/31/2003   FYE 12/31/2002
-------------------------------  ---------------  ---------------
Registrant. . . . . . . . . . .  $             -  $             -
Registrant's Investment Adviser  $     10,435.90  $    193,639.49

     The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

Not  applicable  to  open-end  investment  companies.

ITEM  6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not  applicable  to  open-end  investment  companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASES.

Not  applicable  to  open-end  investment  companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Applicable for periods ending after January 1, 2004.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b)  under  the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.

(a)(1) Any code of ethics or amendment thereto. Incorporated by reference to the Registrant's Form N-1A filed May 12, 2000.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     CONSECO  FUND  GROUP

By  (Signature  and  Title)     /s/  Gregory  J.  Hahn
                                     Gregory  J.  Hahn,  President
                                    (principal  executive  officer)

Date     February  25,  2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  (Signature  and  Title)     /s/  Gregory  J.  Hahn
                                     Gregory  J.  Hahn,  President
                                    (principal  executive  officer)

Date     February  25,  2004


By  (Signature  and  Title)     /s/  Audrey  L.  Kurzawa
                                     Audrey  L.  Kurzawa,  Treasurer
                                    (principal  financial  officer)

Date     February  25,  2004

         CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

     I,  Gregory  J.  Hahn,  certify  that:

1.   I  have  reviewed  this  report  on  Form  N-CSR  of  Conseco  Fund  Group;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  [Omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     February  25,  2004

                                /s/  Gregory  J.  Hahn
                                     Gregory  J.  Hahn,  President
                                    (principal  executive  officer)

         CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

     I,  Audrey  L.  Kurzawa,  certify  that:

1.   I  have  reviewed  this  report  on  Form  N-CSR  of  Conseco  Fund  Group;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  [Omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:     February  25,  2004

                                /s/  Audrey  L.  Kurzawa
                                     Audrey  L.  Kurzawa,  Treasurer
                                    (principal  financial  officer)

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

     I, Gregory J. Hahn, President of Conseco Fund Group (the "Registrant"), certify that:

1. The Form N-CSR of the Registrant (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date:     February  25,  2004

                                /s/  Gregory  J.  Hahn
                                     Gregory  J.  Hahn,  President
                                    (principal  executive  officer)


     I, Audrey L. Kurzawa, Treasurer of Conseco Fund Group (the "Registrant"), certify that:

1. The Form N-CSR of the Registrant (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Date:     February  25,  2004

                                /s/  Audrey  L.  Kurzawa
                                     Audrey  L.  Kurzawa,  Treasurer
                                    (principal  financial  officer)